PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.9%
Asset-Backed Securities 23.5%
Automobiles 1.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class D, 144A	3.040%	09/22/25		20,000	$19,575,770
Series 2020-02A, Class A, 144A	2.020	02/20/27		27,000	25,453,210
Series 2023-08A, Class A, 144A	6.020	02/20/30		55,400	57,605,147
Series 2024-01A, Class A, 144A	5.360	06/20/30		48,300	48,902,658
Series 2024-01A, Class B, 144A	5.850	06/20/30		6,000	6,081,227

Bayview Opportunity Master Fund Trust, Series 2024-CAR1F, Class A, 144A	6.971	09/28/28		9,000	9,066,825
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	6,600	4,711,922
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	6,600	4,757,233

Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33		17,892	16,713,821
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		91,400	83,407,801
Series 2021-02A, Class B, 144A	2.120	12/27/27		10,100	9,220,842

Hertz Vehicle Financing LLC, Series 2021-01A, Class C, 144A	2.050	12/26/25		6,200	6,008,093
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		14,454	15,444,349
Series 2020-02, Class R, 144A	31.355	02/25/28		6,232	6,916,903
Series 2021-01, Class E, 144A	2.365	09/25/28		352	347,801
Series 2021-01, Class F, 144A	4.280	09/25/28		3,800	3,714,391
Series 2021-01, Class R, 144A	28.348	09/25/28		5,824	6,816,423
Series 2021-02, Class F, 144A	4.393	12/26/28		6,163	5,984,046
Series 2021-02, Class G, 144A	8.482	12/26/28		4,100	4,080,060
Series 2021-03, Class F, 144A	3.694	02/26/29		2,900	2,778,335
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		101,980	100,307,569
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	24,212,522
Series 2022-01A, Class D, 144A	5.900	12/16/30		8,465	8,347,177
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class E, 144A	8.408	12/15/33		3,000	3,019,171
Series 2023-B, Class F, 144A	12.240	12/15/33		1,050	1,056,151
Series 2023-B, Class G, 144A	17.128	12/15/33		3,230	3,241,443

Santander Bank, NA, Series 2021-01A, Class E, 144A	6.171	12/15/31		4,250	3,992,458
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class R, 144A	0.000	08/15/28		27	1,268,089

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

Santander Drive Auto Receivables Trust, Series 2023-06, Class C	6.400%	03/17/31		7,800	$8,105,989
World Omni Select Auto Trust, Series 2021-A, Class D	1.440	11/15/27		2,150	2,003,242
					493,140,668
Collateralized Loan Obligations 21.0%
AGL CLO Ltd. (Cayman Islands), Series 2020-05A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.739(c)	07/20/34		7,000	7,009,881
AlbaCore EURO CLO DAC (Ireland), Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	3.200(c)	06/15/34	EUR	24,500	25,829,101
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.676(c)	07/15/31		126,504	126,435,138
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.771(c)	01/19/35		57,250	57,226,596
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.708(c)	04/20/35		21,000	20,955,770
Anchorage Capital Europe CLO DAC (Ireland),
Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.792(c)	04/15/34	EUR	47,000	50,071,996
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.619(c)	01/22/38	EUR	33,400	36,189,842

Ares CLO Ltd. (Cayman Islands), Series 2021-61A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	10/20/34		13,500	13,499,615
Ares European CLO DAC (Ireland), Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)	4.712(c)	04/15/32	EUR	39,736	42,533,296
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	4.762(c)	11/15/31	EUR	54,872	58,944,807
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	12,101	12,690,876

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.741(c)	11/27/31		75,358	75,508,605

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2023-21A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.518%(c)	07/20/35		163,250	$165,256,669
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	4.846(c)	06/22/34	EUR	32,000	34,325,453
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	3.280(c)	06/22/34	EUR	22,500	23,657,909
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.262%)	6.537(c)	04/23/31		8,377	8,380,761
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.739(c)	10/21/34		141,000	140,862,652

Bain Capital Euro CLO DAC (Ireland), Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	4.822(c)	07/15/34	EUR	47,750	50,828,455
Barings CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	01/20/34		148,400	148,654,179
Barings Euro CLO DAC (Ireland), Series 2019-01A, Class A, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	4.902(c)	04/15/36	EUR	13,600	14,487,836
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.389(c)	10/20/35		151,000	151,749,790
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.730(c)	04/24/34		114,000	114,042,283
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	12/19/32		92,500	92,529,831

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.746(c)	10/15/34		73,525	73,516,853
Blackrock European CLO Designated Activity Co. (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	4.783(c)	07/19/35	EUR	105,500	112,456,546
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.749(c)	08/20/32		118,500	118,404,809

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.492%(c)	01/15/33	EUR	13,200	$14,014,787
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	4.542(c)	04/15/31	EUR	47,051	50,229,099
Bosphorus CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.806(c)	05/25/34	EUR	123,800	131,778,689
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749(c)	07/20/34		19,410	19,445,179
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.676(c)	04/15/32		51,300	51,279,280
Capital Four CLO DAC (Ireland),
Series 06A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	5.717(c)	10/25/36	EUR	85,250	92,618,884
Series 06A, Class B, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	6.437(c)	10/25/36	EUR	19,000	20,555,626

Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.675(c)	03/15/32	EUR	172,181	184,209,404
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	6.631(c)	07/27/31		2,136	2,136,320
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659(c)	01/20/32		49,073	49,092,282

Carlyle Global Market Strategies Euro CLO DAC (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	4.678(c)	01/25/32	EUR	23,211	24,868,713
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 0.000%)	6.599(c)	04/20/31		5,695	5,703,857
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659(c)	04/20/31		16,500	16,528,466
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	07/20/34		170,500	170,846,780

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)	6.681%(c)	01/25/33		160,750	$161,233,649
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.759(c)	01/20/35		72,425	72,352,300
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.759(c)	07/20/34		64,850	64,772,524

CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.992(c)	01/15/34	EUR	68,500	73,209,186
CIFC Funding Ltd. (Cayman Islands), Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)	6.716(c)	07/15/34		61,250	61,383,905
CQS US CLO Ltd. (United Kingdom), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	7.209(c)	01/25/37		41,000	41,007,134
Crestline Denali CLO Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	6.636(c)	10/15/31		74,438	74,368,609
Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.769(c)	07/20/34		59,500	59,499,280
Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.698(c)	01/17/34		102,500	102,764,071
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	5,257	5,481,118
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	4.555(c)	09/15/31	EUR	110,420	118,460,714
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.708(c)	01/23/32	EUR	236,107	252,870,599
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	14,900,085
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.812(c)	05/22/32	EUR	58,650	62,941,643
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	4.876(c)	09/22/34	EUR	15,000	15,999,752
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.808(c)	10/15/29		5,238	5,248,161
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.856(c)	07/15/29		1,767	1,771,538

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.696%(c)	07/15/31		93,489	$93,501,095
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.766(c)	07/15/34		50,600	50,609,452
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	10/20/34		88,000	88,073,594
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.234(c)	10/20/36		25,750	25,914,432

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.729(c)	04/20/34		112,250	112,324,949
Gallatin CLO Ltd. (Bermuda), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.414(c)	10/14/35		115,000	115,632,500
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.586(c)	04/15/31		69,265	69,310,324
Series 2018-01A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 0.000%)	6.976(c)	04/15/31		10,000	9,984,974

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.614(c)	04/26/31		29,409	29,423,679
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.918(c)	12/25/35	EUR	43,250	46,249,437
Series 05A, Class B2, 144A	2.100	10/25/34	EUR	15,000	14,342,243
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 0.000%)	6.739(c)	10/20/29		6,249	6,243,084
Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	7.204(c)	10/20/29		1,025	1,025,835
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.674(c)	05/06/30		25,754	25,792,181
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.654(c)	02/05/31		5,170	5,177,579
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.719(c)	04/20/34		11,500	11,492,938
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	5.659(c)	01/26/38	EUR	99,750	108,230,496

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
ICG Euro CLO DAC (Ireland), (cont’d.)
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	6.679%(c)	01/26/38	EUR	20,000	$21,689,087

Invesco Euro CLO DAC (Ireland), Series 04A, Class B2, 144A	1.950	04/15/33	EUR	10,000	9,761,247
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 0.000%)	6.754(c)	10/20/31		110,284	110,396,980
Jubilee CLO DAC (Ireland),
Series 2013-10A, Class A1RR, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.772(c)	07/15/34	EUR	21,317	22,656,524
Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	3.100(c)	07/15/34	EUR	30,000	31,553,385
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.756(c)	01/15/31		1,137	1,137,571
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749(c)	07/20/34		64,750	64,805,536

LCM Ltd. (Cayman Islands), Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749(c)	10/20/34		5,750	5,749,922
Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.739(c)	07/20/34		112,750	113,164,570
Madison Park Euro Funding DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.742(c)	07/15/32	EUR	94,380	100,769,306
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.918(c)	01/22/37		57,750	57,938,900
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)	6.656(c)	10/15/32		123,680	123,961,545
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.698(c)	07/17/34		94,500	94,486,940
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.700(c)	01/18/34		49,525	49,576,967
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	04/21/31		7,814	7,825,268
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.379(c)	04/21/31		17,500	17,502,635

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), (cont’d.)
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729%(c)	07/20/31		42,518	$42,560,340
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.588(c)	10/12/30		106,163	106,322,415
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.826(c)	10/15/34		47,700	47,625,631
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.840(c)	07/22/34	EUR	98,400	104,224,686
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	3.200(c)	07/22/34	EUR	19,000	19,893,419

OAK Hill European Credit Partners DAC (Ireland), Series 2017-06A, Class A1, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	4.700(c)	01/20/32	EUR	20,129	21,707,067
Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.689(c)	04/22/30		105,500	105,573,850
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.588(c)	07/17/29		3,505	3,509,920
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.829(c)	10/30/30		1,895	1,899,896
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.629(c)	04/20/31		76,007	76,037,283

OZLME DAC (Ireland), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.723(c)	08/24/30	EUR	59,794	64,282,250
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	6.759(c)	05/21/34		129,500	129,813,869
Palmer Square European CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	4.872(c)	04/15/35	EUR	15,000	15,989,974
Series 2021-02A, Class A2, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	04/15/35	EUR	10,500	11,068,129

PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.726(c)	07/15/31		57,648	57,792,061

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Providus CLO DAC (Ireland), Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.692%(c)	07/15/31	EUR	198,120	$212,200,840
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.669(c)	02/20/30		703	701,816
Regatta Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	01/20/35		19,317	19,348,253
Regatta VII Funding Ltd. (Cayman Islands), Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.782(c)	06/20/34		40,600	40,612,180
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.759(c)	10/20/34		97,000	96,735,607
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	7.251(c)	01/20/36		53,500	53,589,094
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.101(c)	01/20/36		20,000	20,052,480

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)	6.761(c)	07/25/31		32,600	32,625,506
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.742(c)	05/07/31		46,105	46,194,039
Series 2017-10A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	7.129(c)	04/20/29		33,250	33,385,883

Silver Rock CLO (Cayman Islands), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	7.217(c)	01/20/36		45,250	45,210,723
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	7.123(c)	01/20/37		65,000	65,239,382
Sona Fios CLO DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	5.714(c)	07/15/36	EUR	43,420	47,055,428
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.559(c)	10/20/30		2,528	2,532,064
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659(c)	01/20/32		21,830	21,843,098

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

St. Pauls CLO DAC (Ireland), Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.928%(c)	10/25/35	EUR	34,750	$37,067,407
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.778(c)	04/25/30	EUR	83,510	89,798,170
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	4.712(c)	02/20/30	EUR	105,113	112,538,596
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	4.784(c)	07/18/34	EUR	90,050	96,060,730

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.677(c)	07/23/33		66,000	65,966,842
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.761(c)	10/29/34		141,000	140,789,797
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.739(c)	04/20/34		47,500	47,486,310

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.818(c)	01/17/30		40,685	40,787,178
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	07/20/31		2,937	2,941,704
Tikehau CLO DAC (Ireland), Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.842(c)	10/15/31	EUR	30,518	32,849,213
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.188(c)	01/20/36		105,500	105,496,940
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.514(c)	07/15/34		47,250	47,575,552
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.311(c)	01/15/36		27,500	27,541,701
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.938(c)	07/25/34	EUR	98,050	104,248,446
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.932(c)	07/15/34	EUR	115,250	123,317,474

Trimaran Cavu Ltd., Series 2019-01A, Class B, 144A, 3 Month SOFR + 2.462% (Cap N/A, Floor 2.200%)	7.779(c)	07/20/32		33,500	33,657,266

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	7.008%(c)	01/20/35		79,150	$79,147,784
Series 2023-26A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.818(c)	01/20/35		19,000	18,999,354

Trinitas CLO Ltd. (Bermuda), Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.168(c)	07/20/36		101,500	101,868,597
Vendome Funding CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	4.920(c)	07/20/34	EUR	73,900	78,657,772
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	07/20/34	EUR	24,000	25,223,600
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.836(c)	01/15/32		38,750	38,781,926
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.660(c)	07/18/31		37,979	37,944,450
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.706(c)	04/15/34		10,000	9,973,329

Vibrant CLO Ltd. (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.699(c)	07/20/31		165,801	166,075,336
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.658(c)	10/17/32		93,500	93,774,722
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.731(c)	07/19/34		121,000	120,982,661
Voya Euro CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.692(c)	10/15/30	EUR	43,076	46,300,079
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.912(c)	10/15/34	EUR	81,870	87,418,814

Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.327(c)	01/15/37		50,000	50,062,505
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	10/20/31		18,180	18,185,744

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.866%(c)	04/15/30		29,981	$30,055,938
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	07/20/31		115,412	115,586,851
					9,216,716,329
Consumer Loans 0.4%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	16,391	11,908,741
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		15,900	14,700,973
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		13,424	13,149,562
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		68,400	63,368,236
Series 2023-01A, Class D, 144A	7.490	06/14/38		1,300	1,342,025
Series 2023-02A, Class C, 144A	6.740	09/15/36		20,700	21,202,182
Series 2023-02A, Class D, 144A	7.520	09/15/36		25,130	26,055,751

Oportun Funding XIV LLC, Series 2021-A, Class A, 144A	1.210	03/08/28		16,706	16,040,862
					167,768,332
Home Equity Loans 0.2%
ABFC Trust, Series 2003-OPT01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	6.090(c)	04/25/33		1,604	1,591,435
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	4.880(c)	01/25/35		162	158,684
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.425(c)	11/25/33		337	326,934
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month SOFR + 0.854% (Cap N/A, Floor 0.740%)	5.001(c)	12/25/33		636	620,858
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	3.564(c)	01/25/34		10	9,526

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE09, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.425%(c)	12/25/34	1,141	$1,027,791
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE08, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.425(c)	09/25/34	206	200,057
Bear Stearns Asset-Backed Securities Trust, Series 2002-02, Class A2, 1 Month SOFR + 1.314% (Cap 11.000%, Floor 1.200%)	6.650(c)	10/25/32	2	2,220
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.500(c)	11/25/33	138	136,515
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)	8.375(c)	10/25/31	32	32,180
GSAA Trust, Series 2006-07, Class AF2	5.995(cc)	03/25/46	588	213,524
Home Equity Asset Trust,
Series 2003-03, Class M1, 1 Month SOFR + 1.404% (Cap N/A, Floor 1.290%)	6.740(c)	08/25/33	338	329,239
Series 2004-07, Class M1, 1 Month SOFR + 1.044% (Cap N/A, Floor 0.930%)	6.380(c)	01/25/35	21	20,980
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.045(c)	03/25/54	12,230	12,290,714
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.945(c)	05/25/54	7,639	7,667,529

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	6.170(c)	07/25/34	145	138,837
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month SOFR + 1.389% (Cap N/A, Floor 1.275%)	6.725(c)	04/25/33	88	90,237
Series 2004-HE03, Class A4, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	6.250(c)	03/25/34	483	461,312
Series 2004-HE08, Class A7, 1 Month SOFR + 1.174% (Cap N/A, Floor 1.060%)	6.510(c)	09/25/34	663	637,198

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	3.639%(c)	10/25/33	919	$884,407
Series 2004-01, Class M1, 1 Month SOFR + 0.999% (Cap 11.500%, Floor 0.885%)	6.335(c)	05/25/34	264	259,062
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	44,093	45,406,236
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	13,600	13,597,878
				86,103,353
Other 0.3%
Goodleap Sustainable Home Solutions Trust, Series 2023-04C, Class A, 144A	6.480	03/20/57	27,813	28,866,325
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 2.800%)	8.998(c)	10/16/25	24,950	23,957,387
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.250(c)	06/25/24	66,670	65,827,178
				118,650,890
Residential Mortgage-Backed Securities 0.3%
Chase Funding Trust, Series 2002-02, Class 1A5	6.333(cc)	04/25/32	22	21,638
Countrywide Asset-Backed Certificates,
Series 2003-BC05, Class 2A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.150(c)	12/25/33	370	357,891
Series 2004-03, Class 3A3, 1 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	6.210(c)	08/25/34	43	43,335
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	5.870(c)	08/25/34	2,726	2,576,882
Series 2004-06, Class 2A4, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.350(c)	11/25/34	223	214,016
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)	6.230(c)	11/25/34	247	235,177
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.500(c)	11/25/34	224	221,297

Credit Suisse Mortgage Trust, Series 2018-RPL04, 144A	4.322	07/25/50	16,373	14,758,307

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB08, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	3.662%(c)	12/25/35		518	$505,389
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.425(c)	06/25/34		1,284	1,255,663
Series 2005-HE03, Class M3, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.500(c)	06/25/35		135	140,771

Long Beach Mortgage Loan Trust, Series 2004-02, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	6.245(c)	06/25/34		82	80,522
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.956(c)	11/25/60	EUR	9,752	10,007,252
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A2A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	6.170(c)	06/25/35		170	173,155
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)	7.295(c)	01/25/35		1,207	1,166,013

Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.868(c)	09/27/75	EUR	39,560	42,202,365
Specialty Underwriting & Residential Finance Trust, Series 2003-BC02, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	6.575(c)	06/25/34		477	458,307
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.400(c)	07/25/33		496	478,540
Series 2003-BC10, Class A4, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	6.450(c)	10/25/33		110	112,143
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	6.470(c)	09/25/34		731	715,689
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)	6.410(c)	09/25/34		520	510,090
TFS (Spain),
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	7.130(c)	03/15/26	EUR	45,544	41,836,590
					118,071,033

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans 0.2%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000%	02/25/43	82,210	$16,217,972
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	18,544	17,506,315
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43	22,198	21,115,041
Series 2019-A, Class R, 144A	0.000	10/25/48	34,817	7,172,535

SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month SOFR + 3.364% (Cap N/A, Floor 1.250%)	8.700(c)	11/29/24	27,898	27,898,266
				89,910,129

Total Asset-Backed Securities (cost $10,639,916,097)				10,290,360,734
Commercial Mortgage-Backed Securities 10.9%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $35,678,061; purchased 05/09/18)(f)	3.203(cc)	05/15/35	39,245	28,253,021
Series 2018-20TS, Class H, 144A (original cost $35,625,556; purchased 05/09/18)(f)	3.203(cc)	05/15/35	40,253	28,173,284

Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.192(cc)	05/15/49	7,683	7,294,846
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50	8,520	8,030,327
Series 2019-BN20, Class A2	2.758	09/15/62	49,471	43,379,093
Series 2019-BN21, Class XB, IO	0.478(cc)	10/17/52	206,158	3,679,343
Series 2019-BN24, Class A2	2.707	11/15/62	70,000	62,802,880
Series 2020-BN29, Class A3	1.742	11/15/53	37,450	30,123,825
Series 2023-BNK46, Class A21	6.950(cc)	08/15/56	74,030	78,503,107

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49	2,096	1,997,250
BANK5,
Series 2023-05YR02, Class A3	6.656(cc)	07/15/56	96,500	103,002,566
Series 2023-5YR02, Class XA, IO	0.775(cc)	07/15/56	174,290	3,698,211
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	15,781,539
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,136,003
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	4,936,809
Series 2016-ETC, Class D, 144A	3.729(cc)	08/14/36	21,720	17,834,005
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	13,900	10,652,682
Series 2018-CHRS, Class B, 144A	4.409(cc)	08/05/38	7,345	6,305,576
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38	10,055	8,238,209

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Barclays Commercial Mortgage Securities Trust, (cont’d.)
Series 2018-CHRS, Class D, 144A	4.409%(cc)	08/05/38	19,295	$14,978,398
Series 2019-C03, Class A3	3.319	05/15/52	30,000	27,991,740
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	7.588(c)	10/15/37	35,000	34,825,000
Series 2020-C08, Class XB, IO	1.144(cc)	10/15/53	119,592	7,115,090

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	16,700	15,693,132
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	16,250	15,629,331
Series 2019-B10, Class A3	3.455	03/15/62	40,000	37,486,056
Series 2019-B11, Class A4	3.281	05/15/52	61,825	56,204,891
Series 2019-B12, Class A4	2.859	08/15/52	81,000	73,816,070
Series 2019-B13, Class A3	2.701	08/15/57	38,700	34,857,345
Series 2019-B14, Class A3	3.090	12/15/62	48,180	45,890,303
Series 2019-B14, Class A4	2.795	12/15/62	57,600	52,024,643
Series 2020-B17, Class A4	2.042	03/15/53	95,550	79,610,578
Series 2020-B20, Class A3	1.945	10/15/53	13,000	11,181,104
Series 2020-B21, Class A4	1.704	12/17/53	37,450	30,879,311
Series 2020-IG01, Class A2	2.677	09/15/43	28,000	25,481,800
Series 2023-V03, Class A3	6.363(cc)	07/15/56	30,000	31,715,757

BMO Mortgage Trust, Series 2023-C05, Class A2	6.518	06/15/56	25,000	26,140,853
BPR Trust, Series 2023-BRK02, Class A, 144A	7.146(cc)	11/05/28	77,500	81,651,040
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)	7.448(c)	10/15/36	46,300	46,010,128
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)	7.748(c)	10/15/36	90,857	89,947,953

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	35,191,384
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	55,314	52,149,030
Series 2017-CD06, Class A4	3.190	11/13/50	81,000	76,300,882
Series 2018-CD07, Class A3	4.013	08/15/51	27,102	25,573,012

CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.953(c)	09/15/38	83,750	84,378,125
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	23,105	21,868,501
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,513,232
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	19,645,053

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

CG-CCRE Commercial Mortgage Trust, Series 2014-FL02, Class A, 144A, 1 Month SOFR + 1.968% (Cap N/A, Floor 1.854%)	7.302%(c)	11/15/31	1,742	$1,682,293
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	19,353	18,209,571
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	41,859
Series 2017-C04, Class A3	3.209	10/12/50	64,336	60,619,508
Series 2017-P07, Class A3	3.442	04/14/50	15,680	15,027,940
Series 2019-GC41, Class A4	2.620	08/10/56	105,000	93,168,169
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	77,985,441

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.219(c)	11/15/37	50,860	50,732,780
Commercial Mortgage Trust,
Series 2014-UBS03, Class A3	3.546	06/10/47	9,188	9,136,770
Series 2014-UBS04, Class A4	3.420	08/10/47	9,760	9,658,846
Series 2014-UBS04, Class A5	3.694	08/10/47	8,180	8,049,406
Series 2014-UBS06, Class A4	3.378	12/10/47	10,834	10,659,175
Series 2016-COR01, Class A4	3.091	10/10/49	6,400	5,992,982
Series 2017-COR02, Class A2	3.239	09/10/50	99,501	94,310,011
Series 2018-COR03, Class A2	3.961	05/10/51	54,997	52,942,403
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	30,808,662

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.531(c)	05/15/36	126,541	126,062,160
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	94,640	85,665,715
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	12,613,853
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	256,987
Series 2018-CX11, Class A3	4.095	04/15/51	9,309	8,964,886
Series 2019-C16, Class A2	3.067	06/15/52	38,000	34,609,241
Series 2019-C17, Class A4	2.763	09/15/52	37,150	32,899,631

DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.629(c)	05/15/35	3,882	3,785,212
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	23,960	16,532,393
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	22,177	13,988,806

Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A4	3.071	06/10/50	6,850	6,464,877
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	30,650	25,176,207

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0038, Class X1, IO	1.194%(cc)	03/25/24	43,545	$16,926
Series K0043, Class X1, IO	0.626(cc)	12/25/24	69,070	231,301
Series K0044, Class X1, IO	0.865(cc)	01/25/25	323,960	1,758,067
Series K0052, Class X1, IO	0.760(cc)	11/25/25	277,590	2,514,273
Series K0053, Class X1, IO	1.007(cc)	12/25/25	130,044	1,717,808
Series K0055, Class X1, IO	1.470(cc)	03/25/26	253,117	6,188,281
Series K0058, Class XAM, IO	0.942(cc)	08/25/26	59,334	1,081,505
Series K0069, Class X1, IO	0.470(cc)	09/25/27	513,856	5,778,516
Series K0087, Class X1, IO	0.511(cc)	12/25/28	417,637	6,393,474
Series K0090, Class X1, IO	0.855(cc)	02/25/29	457,393	14,245,914
Series K0091, Class X1, IO	0.706(cc)	03/25/29	550,261	13,646,196
Series K0092, Class XAM, IO	1.126(cc)	04/25/29	53,046	2,428,011
Series K0093, Class X1, IO	1.083(cc)	05/25/29	394,433	15,865,363
Series K0095, Class X1, IO	1.084(cc)	06/25/29	516,741	21,232,236
Series K0096, Class XAM, IO	1.523(cc)	07/25/29	56,489	3,636,621
Series K0097, Class X1, IO	1.219(cc)	07/25/29	526,433	25,601,823
Series K0101, Class X1, IO	0.946(cc)	10/25/29	466,171	18,095,211
Series K0108, Class X1, IO	1.810(cc)	03/25/30	327,090	26,890,454
Series K0114, Class X1, IO	1.210(cc)	06/25/30	256,399	14,719,754
Series K0735, Class X1, IO	1.095(cc)	05/25/26	254,715	4,354,910
Series K1513, Class X1, IO	0.991(cc)	08/25/34	333,267	19,443,415
Series Q001, Class XA, IO	2.106(cc)	02/25/32	24,102	1,805,227
Series Q002, Class XA, IO	0.966(cc)	07/25/33	31,462	1,356,651

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%)	7.682(c)	08/01/24	174,000	172,583,048
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.398(c)	10/15/36	6,770	6,617,675
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.448(cc)	06/10/47	37,110	20,652
Series 2014-GC24, Class A5	3.931	09/10/47	16,051	15,801,783
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	7,391
Series 2015-GC34, Class A4	3.506	10/10/48	11,245	10,741,533
Series 2017-GS06, Class A2	3.164	05/10/50	13,336	12,601,702
Series 2019-GC39, Class A3	3.307	05/10/52	73,000	66,579,438
Series 2019-GC40, Class A2	2.971	07/10/52	23,780	23,496,443
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	45,243,560
Series 2019-GSA01, Class A2	2.613	11/10/52	8,070	7,654,430
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	37,536,101

IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	7,630	7,529,526

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996%	07/10/35	4,000	$3,701,902
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4	3.801	09/15/47	34,319	33,812,316
Series 2014-C23, Class XA, IO	0.724(cc)	09/15/47	40,412	73,967
Series 2014-C24, Class A3	3.098	11/15/47	1,445	1,426,680
Series 2014-C24, Class A5	3.639	11/15/47	7,640	7,473,370
Series 2014-C25, Class A4A1	3.408	11/15/47	3,622	3,560,172
Series 2014-C26, Class A3	3.231	01/15/48	8,212	8,061,256
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	65,083,521
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	28,782,456
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	28,467,742
Series 2019-COR04, Class A5	4.029	03/10/52	4,797	4,329,850
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	34,168,373
Series 2019-COR05, Class XB, IO	1.112(cc)	06/13/52	65,497	2,794,351
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	24,248	22,887,246
Series 2017-C07, Class A4	3.147	10/15/50	70,000	65,597,735
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	70,684,634

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A4	2.627	08/15/49	19,933	18,837,752
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,254,054
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A4	3.526	12/15/47	18,526	18,187,853
Series 2016-C31, Class A5	3.102	11/15/49	11,509	10,763,552
Series 2017-C34, Class A3	3.276	11/15/52	18,615	17,571,156
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	13,366,919
Series 2017-H01, Class A4	3.259	06/15/50	51,175	48,527,072
Series 2018-H03, Class A4	3.914	07/15/51	8,100	7,675,745
Series 2018-H04, Class A3	4.043	12/15/51	17,213	16,673,172
Series 2019-H06, Class A3	3.158	06/15/52	47,750	43,948,818
Series 2019-H07, Class A3	3.005	07/15/52	72,600	65,911,166
Series 2019-L02, Class A3	3.806	03/15/52	41,900	39,732,865
Series 2019-L03, Class A3	2.874	11/15/52	36,218	32,297,632
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	25,000	20,640,600

Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	4.077(cc)	05/10/39	21,000	14,993,513
One Bryant Park Trust, Series 2019-OBP, Class A, 144A	2.516	09/15/54	7,000	6,039,699

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021%	09/15/39	35,000	$30,630,695
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	20,955	19,628,559
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	8.073(c)	11/15/38	71,765	68,776,714
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.196	06/15/50	22,467	21,347,489
Series 2017-C03, Class A3	3.167	08/15/50	13,800	13,082,313
Series 2017-C05, Class A4	3.212	11/15/50	32,275	30,427,185
Series 2017-C06, Class A4	3.320	12/15/50	47,215	44,672,232
Series 2018-C10, Class A3	4.048	05/15/51	69,100	65,542,617
Series 2018-C11, Class A4 (original cost $40,400,000; purchased 06/28/18)(f)	3.977	06/15/51	40,000	37,908,996
Series 2018-C15, Class A3	4.075	12/15/51	16,998	16,264,658
Series 2019-C16, Class A3	3.344	04/15/52	31,500	29,319,381
Series 2019-C16, Class XB, IO	1.021(cc)	04/15/52	96,253	3,768,363
Series 2019-C17, Class A3	2.669	10/15/52	80,675	71,769,303
Series 2019-C18, Class A3	2.782	12/15/52	22,850	20,023,784

UBS-Barclays Commercial Mortgage Trust, Series 2013-C05, Class XB, IO, 144A	0.222(cc)	03/10/46	41,314	413
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4	3.548	08/15/50	850	847,927
Series 2016-C34, Class XB, IO	1.140(cc)	06/15/49	36,018	668,566
Series 2016-C35, Class XB, IO	1.086(cc)	07/15/48	55,952	1,073,652
Series 2016-C36, Class A3	2.807	11/15/59	26,739	25,332,709
Series 2016-NXS06, Class A4	2.918	11/15/49	59,322	56,070,294
Series 2017-C39, Class A4	3.157	09/15/50	37,000	34,956,594
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	960,841
Series 2018-C45, Class A3	3.920	06/15/51	23,154	22,349,823
Series 2018-C47, Class A3	4.175	09/15/61	37,638	36,728,454
Series 2018-C48, Class A5	4.302	01/15/52	10,000	9,735,366
Series 2019-C50, Class A4	3.466	05/15/52	35,300	33,375,098
Series 2019-C52, Class A4	2.643	08/15/52	86,325	77,876,510
Series 2019-C53, Class A3	2.787	10/15/52	6,100	5,504,636
Series 2019-C54, Class A3	2.892	12/15/52	44,250	39,841,864
Series 2020-C55, Class A4	2.474	02/15/53	58,725	51,610,455

Total Commercial Mortgage-Backed Securities (cost $5,157,726,523)				4,792,455,951

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 34.9%
Aerospace & Defense 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.000%	09/15/50	10,325	$7,147,360
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	16,184,308
Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	15,385	14,160,556
Sr. Unsec’d. Notes	3.550	03/01/38	1,075	857,354
Sr. Unsec’d. Notes	3.600	05/01/34	42,375	36,618,544
Sr. Unsec’d. Notes	3.850	11/01/48	990	732,872
Sr. Unsec’d. Notes	3.900	05/01/49	10,270	7,791,547
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	10,790,938
Sr. Unsec’d. Notes	5.705	05/01/40	12,000	12,070,987
Sr. Unsec’d. Notes	5.805	05/01/50	48,060	48,178,241
Sr. Unsec’d. Notes	5.930	05/01/60	79,005	78,775,109
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	36,550	35,617,609
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	11,128	11,219,138
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	18,025	18,340,438
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	58,447	58,288,609

General Dynamics Corp., Gtd. Notes	4.250	04/01/40	10,545	9,696,522
HEICO Corp., Gtd. Notes	5.250	08/01/28	9,750	9,926,211
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,656,834
Spirit AeroSystems, Inc., Sr. Sec’d. Notes	3.850	06/15/26	2,725	2,578,805
				381,631,982
Agriculture 0.7%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	73,330	54,175,510
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	34,745	31,137,976
Gtd. Notes	3.557	08/15/27	12,287	11,739,027
Gtd. Notes	4.390	08/15/37	2,825	2,383,932
Gtd. Notes	4.700	04/02/27	3,555	3,523,014
Gtd. Notes(a)	6.343	08/02/30	10,195	10,722,845
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	9,736	9,060,617
Gtd. Notes	5.931	02/02/29	30,565	31,714,962
Philip Morris International, Inc.,
Sr. Unsec’d. Notes(h)	2.100	05/01/30	30,645	26,347,679

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
Philip Morris International, Inc., (cont’d.)
Sr. Unsec’d. Notes(h)	5.625%	09/07/33	87,385	$90,708,054

Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	13,411	13,271,888
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	28,375	26,177,801
				310,963,305
Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	2,868	2,759,869
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28	1,637	1,539,832
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	6,800	6,368,035
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.600	03/22/29	8,075	7,588,036
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	490	482,368
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	24,244	21,656,750
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	10,110	9,945,712
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	38,315	38,580,986
United Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	1,425	1,420,538
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450	06/01/29	7,087	6,606,275
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	11,370	10,311,301
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500	09/01/31	9,358	8,560,844

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700%	11/01/33	8,285	$7,058,594
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,860	33,658,497
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	8,952,482

US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.625	12/03/26	960	939,809
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	6.375	02/01/30	1,925	1,366,750
				167,796,678
Apparel 0.0%
VF Corp., Sr. Unsec’d. Notes	2.400	04/23/25	10,000	9,610,036
Auto Manufacturers 0.8%
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	3.250	02/12/32	1,055	873,720
Sr. Unsec’d. Notes	4.750	01/15/43	32,088	26,422,286
Sr. Unsec’d. Notes	7.400	11/01/46	5,000	5,426,792
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	2.900	02/16/28	8,275	7,446,535
Sr. Unsec’d. Notes	4.134	08/04/25	2,600	2,540,047
Sr. Unsec’d. Notes	4.271	01/09/27	32,500	31,272,331
Sr. Unsec’d. Notes	5.584	03/18/24	493	492,613
Sr. Unsec’d. Notes	6.950	03/06/26	13,958	14,271,836
Sr. Unsec’d. Notes, GMTN	4.389	01/08/26	225	219,310
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	35,760	36,513,144
Sr. Unsec’d. Notes	6.600	04/01/36	7,295	7,861,948
Sr. Unsec’d. Notes	6.750	04/01/46	8,458	9,143,124
Sr. Unsec’d. Notes	6.800	10/01/27	3,810	4,035,144
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	20,453	19,574,433
Gtd. Notes(a)	4.000	10/06/26	7,785	7,593,913
Gtd. Notes	4.350	01/17/27	18,700	18,429,817
Sr. Unsec’d. Notes	2.350	02/26/27	5,245	4,851,710
Sr. Unsec’d. Notes	2.350	01/08/31	84,135	69,741,032
Sr. Unsec’d. Notes	2.700	08/20/27	2,435	2,255,707

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Sr. Unsec’d. Notes	2.900%	02/26/25	46,895	$45,724,600
Sr. Unsec’d. Notes	4.300	04/06/29	1,460	1,400,473
Sr. Unsec’d. Notes	5.650	01/17/29	2,775	2,832,586
Sr. Unsec’d. Notes	5.800	06/23/28	1,370	1,405,910
Sr. Unsec’d. Notes	6.000	01/09/28	14,175	14,633,797

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	3.800(cc)	10/24/25	1,980	1,948,411
				336,911,219
Auto Parts & Equipment 0.1%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	4,025	3,914,313
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	1,537	1,519,281
Gtd. Notes(a)	6.500	04/01/27	17,897	17,843,786

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	2,757	2,739,769
Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.500	02/15/32	4,100	3,520,014
Sr. Unsec’d. Notes	5.625	06/15/28	50	48,796

Magna International, Inc. (Canada), Sr. Unsec’d. Notes	4.150	10/01/25	3,900	3,840,226
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	1,575	1,376,278
				34,802,463
Banks 10.7%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849	03/25/26	12,800	11,923,736
Sub. Notes(a)	2.749	12/03/30	6,400	5,270,134
Bank of America Corp.,
Jr. Sub. Notes, Series FF	5.875(ff)	03/15/28(oo)	31,720	30,611,449
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	267,035	226,723,185
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	36,535	35,770,512
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	74,249,677
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	48,286	39,784,405
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	14,481	11,852,790
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	189,917,940
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	16,200	13,822,371

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.194%(ff)	07/23/30	45,315	$41,218,722
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	25,986,264
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	14,865	14,182,388
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	21,644	17,991,681
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	997,778
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	40,400	34,305,274
Sub. Notes, MTN	4.000	01/22/25	41,432	40,873,238
Sub. Notes, MTN	4.450	03/03/26	45,640	45,229,286

Bank Rakyat Indonesia Persero Tbk PT (Indonesia), Sr. Unsec’d. Notes	3.950	03/28/24	1,000	997,090
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	13,560	11,440,198
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	112,290	111,692,471
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	12,710	12,710,000
Sr. Unsec’d. Notes(a)	6.490(ff)	09/13/29	20,000	20,807,236
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	7,875	8,731,268
Sr. Unsec’d. Notes, MTN(a)	4.972(ff)	05/16/29	4,210	4,125,729
Sub. Notes(a)	4.836	05/09/28	7,715	7,503,763
Sub. Notes	5.088(ff)	06/20/30	14,860	14,300,531
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	27,102	25,113,900
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	49,375	43,991,950
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	8,425	7,354,543
Sr. Non-Preferred Notes, 144A	2.591(ff)	01/20/28	19,375	17,992,987
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	10,000	8,466,206
Sr. Non-Preferred Notes, 144A	3.375	01/09/25	20,610	20,207,767
Sr. Non-Preferred Notes, 144A	4.400	08/14/28	4,458	4,342,630
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	24,997,449
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	1.652(ff)	10/06/26	30,045	28,088,286
Sr. Non-Preferred Notes, 144A	2.277(ff)	01/20/32	13,750	11,071,528
Sr. Non-Preferred Notes, 144A, MTN(a)	3.500	10/23/27	4,330	4,088,937
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	6,850	6,390,924
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	2,959,160
Sub. Notes, 144A, MTN	4.625	07/11/24	3,460	3,431,743
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	996,708

Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.750	05/05/26	15,200	15,179,711
Citigroup, Inc.,
Jr. Sub. Notes(a)	3.875(ff)	02/18/26(oo)	26,270	24,251,636
Jr. Sub. Notes, Series U(a)	5.000(ff)	09/12/24(oo)	40,750	40,209,273

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Jr. Sub. Notes, Series V	4.700%(ff)	01/30/25(oo)	48,265	$45,945,948
Jr. Sub. Notes, Series W(a)	4.000(ff)	12/10/25(oo)	31,420	29,425,988
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	181,110	157,855,027
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	43,339,125
Sr. Unsec’d. Notes	3.400	05/01/26	19,755	19,128,957
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	24,020	22,804,841
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	12,069,003
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	20,670,247
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	63,929	57,695,452
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,651,096
Sr. Unsec’d. Notes	5.316(ff)	03/26/41	47,128	47,401,160
Sub. Notes	4.300	11/20/26	705	693,187
Sub. Notes	4.400	06/10/25	22,485	22,239,687
Sub. Notes	4.450	09/29/27	470	460,401
Sub. Notes	4.750	05/18/46	42,640	38,358,211

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	10,850	10,812,869
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	3,040	3,004,112
Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A	3.244(ff)	12/20/25	22,650	22,135,399
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	27,405	25,773,169
Sr. Non-Preferred Notes	3.961(ff)	11/26/25	9,130	8,976,814
Sr. Non-Preferred Notes	7.146(ff)	07/13/27	12,705	13,157,769
Sub. Notes	3.729(ff)	01/14/32	15,400	12,913,120
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26	6,525	6,214,665
Sr. Unsec’d. Notes	4.250	03/13/26	675	658,118

Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	4,625	5,074,120
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	5,965	5,391,376
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	15,995	14,798,770
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	48,415	39,262,662
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	45,985,800
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	110,085	84,899,754
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	24,791	24,411,638
Sr. Unsec’d. Notes	3.500	01/23/25	24,530	24,128,534
Sr. Unsec’d. Notes	3.500	04/01/25	3,630	3,561,799
Sr. Unsec’d. Notes(a)	3.750	02/25/26	31,393	30,700,042

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	3.814%(ff)	04/23/29	16,800	$15,996,625
Sr. Unsec’d. Notes	3.850	01/26/27	41,450	40,426,235
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	9,670,326
Sr. Unsec’d. Notes, EMTN	4.650(cc)	05/31/24	80,768	80,318,599
Sub. Notes	5.150	05/22/45	12,240	12,022,925
Sub. Notes	6.750	10/01/37	216	240,128
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.645(ff)	04/18/26	4,200	4,007,612
Sr. Unsec’d. Notes(a)	4.292(ff)	09/12/26	1,625	1,595,876
Sr. Unsec’d. Notes	4.583(ff)	06/19/29	9,365	9,066,112
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	26,415	26,600,575
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	9,560	9,878,066

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	2,400	2,390,582
Intesa Sanpaolo SpA (Italy), Sr. Non-Preferred Notes, 144A	7.778(ff)	06/20/54	22,995	23,429,281
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(a)	8.148(c)	05/01/24(oo)	30,100	30,199,006
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	29,225	28,906,628
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	75,829	73,780,414
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	89,955	85,792,784
Jr. Sub. Notes, Series KK(a)	3.650(ff)	06/01/26(oo)	28,750	26,527,456
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	65,970	53,833,997
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	85,065	74,061,675
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	87,899,595
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	109,145	97,138,686
Sr. Unsec’d. Notes	3.300	04/01/26	24,315	23,568,637
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	85,919,400
Sr. Unsec’d. Notes	3.960(ff)	01/29/27	7,250	7,119,928
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	6,062,539
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	50,710,525
Sr. Unsec’d. Notes	4.493(ff)	03/24/31	58,241	56,826,347
Sr. Unsec’d. Notes	4.565(ff)	06/14/30	33,000	32,447,343
Sub. Notes	3.875	09/10/24	18,575	18,391,327

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	5.110	12/08/26	2,835	2,871,034
Kasikornbank PCL (Thailand), Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	8,011,284

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750%	01/11/27	16,495	$15,959,373
Sr. Unsec’d. Notes	3.900	03/12/24	6,047	6,035,640

M&T Bank Corp., Sub. Notes	4.000	07/15/24	500	495,773
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900	02/06/25	22,225	21,642,394
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.170	09/11/27	9,800	9,201,695
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	65,450	53,504,709
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	129,705	114,020,516
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	4,690	4,635,346
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	47,830,566
Sr. Unsec’d. Notes, GMTN(a)	4.431(ff)	01/23/30	10,525	10,258,051
Sr. Unsec’d. Notes, GMTN(a)	5.597(ff)	03/24/51	31,799	33,945,803
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	69,925	56,169,182
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	88,076	71,057,762
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	21,457	14,253,864
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	47,101,449
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	29,190	27,918,391
Sr. Unsec’d. Notes, MTN	5.250(ff)	04/21/34	14,145	14,150,552
Sub. Notes, GMTN	4.350	09/08/26	14,335	14,118,727
Sub. Notes, MTN	3.950	04/23/27	16,325	15,888,305

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	4.445(ff)	05/08/30	3,539	3,389,114
PNC Bank NA, Sub. Notes	4.050	07/26/28	1,200	1,156,203
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	3.450	04/23/29	19,895	18,665,252
Sr. Unsec’d. Notes(a)	5.582(ff)	06/12/29	30,325	30,958,653
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	4,990	5,556,699

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	47,800	44,218,336
State Street Corp.,
Jr. Sub. Notes, Series I	6.700(ff)	03/15/29(oo)	33,415	33,339,432
Sr. Sub. Notes	2.200	03/03/31	14,046	11,758,748

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.092(c)	09/30/24	53,396	53,065,069
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	34,643	33,075,141

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Truist Financial Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	4.873%(ff)	01/26/29	555	$548,018
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	12,675	12,958,902
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	20,905	22,562,852
Sub. Notes, MTN(a)	3.875	03/19/29	7,090	6,649,181

U.S. Bancorp, Sr. Unsec’d. Notes(a)	5.836(ff)	06/12/34	20,315	20,952,427
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	9,590	9,416,757
Sr. Unsec’d. Notes	4.550	04/17/26	4,065	4,015,358
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	4,900	4,501,875
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	16,372,297
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	12,588,397
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	8,267,289
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	10,582	10,377,745
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,380,356
Sr. Unsec’d. Notes, 144A(a)	4.194(ff)	04/01/31	25,500	23,874,375
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,451,752

UniCredit SpA (Italy), Sr. Non-Preferred Notes, 144A	2.569(ff)	09/22/26	28,415	26,918,408
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	49,301,679
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	8,235	7,955,955
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	189,245	164,484,428
Sr. Unsec’d. Notes, MTN(a)	2.879(ff)	10/30/30	55,529	49,443,810
Sr. Unsec’d. Notes, MTN	4.478(ff)	04/04/31	91,313	88,403,937
				4,688,261,404
Beverages 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	52,960	52,322,437
Gtd. Notes	4.900	02/01/46	75,872	73,556,114
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.350	06/01/40	10,396	9,634,206
Gtd. Notes	4.439	10/06/48	3,330	3,008,709
Gtd. Notes	4.600	04/15/48	2,126	1,967,682
Gtd. Notes	5.550	01/23/49	8,156	8,638,981
Gtd. Notes	8.000	11/15/39	1,880	2,426,387
Gtd. Notes	8.200	01/15/39	445	593,321
				152,147,837

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Biotechnology 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes	4.200%	02/22/52		55,100	$45,564,650
Sr. Unsec’d. Notes	5.650	03/02/53		18,280	18,845,149
Sr. Unsec’d. Notes	5.750	03/02/63		21,500	22,136,034
					86,545,833
Building Materials 0.1%
CEMEX Materials LLC (Mexico), Gtd. Notes	7.700	07/21/25		2,250	2,301,750
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	5.450	11/19/29		413	407,404
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes(a)	4.250	07/02/24		2,300	2,287,186
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,190,054
Sr. Unsec’d. Notes(a)	4.300	07/15/47		22,500	19,305,527

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		3,709	3,625,469
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31		15,125	12,846,754
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		50	45,437
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		1,325	1,266,891
					45,276,472
Chemicals 0.5%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43		11,140	11,033,594
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28		2,600	2,241,850
Gtd. Notes, 144A	4.500	01/10/28		13,200	11,381,700
Gtd. Notes, 144A	4.500	01/31/30		3,000	2,364,300
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		8,565	7,843,464
Gtd. Notes	5.375	03/15/44		19,358	18,608,739

CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	1.125	09/22/24	EUR	4,395	4,623,525
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42		75	65,681
Sr. Unsec’d. Notes	4.800	05/15/49		10,718	9,703,711
Sr. Unsec’d. Notes	5.250	11/15/41		2,101	2,041,226
Sr. Unsec’d. Notes	5.550	11/30/48		504	508,576

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Dow Chemical Co. (The), (cont’d.)
Sr. Unsec’d. Notes(a)	6.900%	05/15/53	650	$768,210
Sr. Unsec’d. Notes	9.400	05/15/39	125	171,842
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49	12,925	9,951,602
Sr. Unsec’d. Notes(a)	5.650	05/18/33	8,600	8,552,403

LYB International Finance BV, Gtd. Notes	4.875	03/15/44	6,835	6,261,796
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	14,600	11,185,176
Gtd. Notes	4.200	10/15/49	39,600	31,657,384
Gtd. Notes	4.200	05/01/50	12,760	10,137,208

Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43	3,455	3,361,651
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	1,589	1,575,096
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	3,190	3,102,275
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43	3,370	3,140,341
Sr. Unsec’d. Notes	5.250	01/15/45	8,000	7,740,230

Rain Carbon, Inc., Sr. Sec’d. Notes, 144A(a)	12.250	09/01/29	4,425	4,377,627
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	47,980	47,789,519
Gtd. Notes(a)	6.500	09/27/28	7,510	7,089,064

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25	1,240	1,211,710
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	4,604	4,682,168
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	4.875	06/15/27	2,131	2,037,571
				235,209,239
Coal 0.0%
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42	3,050	2,823,061
Sr. Unsec’d. Notes	5.400	02/01/43	1,000	947,373
Sr. Unsec’d. Notes	6.000	08/15/40	8,563	8,692,547
				12,462,981

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services 0.8%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500%	03/01/28		1,714	$1,621,575
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		3,420	3,372,832
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		31,075	25,732,275
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		21,390	19,331,213
Sr. Sec’d. Notes, 144A	4.625	06/01/28		14,970	13,435,575

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		50	47,660
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	28,573,519
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	1,918,358

Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes	0.886	09/29/25		7,500	7,007,961
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	22,944	23,710,774
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,150,000
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26		10,390	9,966,957
Gtd. Notes, 144A	3.800	11/01/25		17,535	17,153,006
Gtd. Notes, 144A	4.200	11/01/46		7,890	6,854,554
Gtd. Notes, 144A	4.500	02/15/45		3,720	3,345,662
Gtd. Notes, 144A	6.700	06/01/34		2,355	2,648,851
Gtd. Notes, 144A	7.000	10/15/37		4,090	4,777,339

Global Payments, Inc., Sr. Unsec’d. Notes(a)	4.950	08/15/27		10,005	10,037,470
GTCR W-2 Merger Sub LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		950	989,811
Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	5,328,954
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		5,345	4,453,730
Loxam SAS (France), Sr. Sub. Notes(a)	4.500	04/15/27	EUR	8,735	9,028,334
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	13,923,368
Unsec’d. Notes	4.678	07/01/2114		3,000	2,814,799
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50		8,950	6,018,255

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
President & Fellows of Harvard College, (cont’d.)
Unsec’d. Notes	3.150%	07/15/46		9,930	$7,657,859
Unsec’d. Notes	3.300	07/15/56		5,630	4,201,448
Unsec’d. Notes	3.619	10/01/37		4,010	3,581,845

Trustees of Princeton University (The), Unsec’d. Notes, Series 2020	2.516	07/01/50		6,310	4,321,704
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		1,065	747,854
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		5,275	4,642,334
Gtd. Notes(a)	4.875	01/15/28		70,980	69,267,928
Gtd. Notes(a)	5.250	01/15/30		15,359	15,089,448

University of Chicago (The), Unsec’d. Notes, Series 20B	2.761	04/01/45		6,560	5,078,137
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120		5,210	3,225,208
Unsec’d. Notes, Series 2017	3.841	10/01/47		9,375	7,941,948
					349,998,545
Computers 0.1%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,500	2,627,587
Leidos, Inc., Gtd. Notes	2.300	02/15/31		20,140	16,791,142
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		10,758	11,542,272
					30,961,001
Diversified Financial Services 1.0%
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100	03/29/26		1,018	990,425
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		43,775	42,402,085
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28		37,660	38,890,292
Capital One Financial Corp., Sr. Unsec’d. Notes	5.700(ff)	02/01/30		7,615	7,684,666
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39		1,200	1,270,664
Gtd. Notes, 144A	5.600	11/25/39		2,195	2,324,256

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Charles Schwab Corp. (The), Jr. Sub. Notes, Series H	4.000%(ff)	12/01/30(oo)		28,365	$23,559,220
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	4.650(cc)	06/12/24		42,866	42,573,414
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25		14,835	14,540,020
Eole Finance SPC (France), Gtd. Notes	2.341	02/24/24		1,318	1,315,131
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	7.722(c)	05/31/25		196,680	185,862,600
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32		39,020	31,988,821
Sr. Unsec’d. Notes	6.500	01/20/43		820	868,749
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		2,725	2,453,637
Gtd. Notes, 144A	5.500	08/15/28		12,330	11,737,780
Gtd. Notes, 144A	6.000	01/15/27		15,935	15,692,840

OneMain Finance Corp., Gtd. Notes	3.875	09/15/28		10,325	9,054,845
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		5,100	4,625,596
Gtd. Notes, 144A	7.875	12/15/29		1,295	1,336,226

Penta Aircraft Leasing 2013 LLC, U.S. Gov’t. Gtd. Notes	1.691	04/29/25		587	571,108
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.923(s)	06/02/25		775	731,436
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	2,911,862
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	0.550	07/30/24		9,000	8,790,896
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25		3,595	3,527,973
					455,704,542
Electric 2.5%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26		1,300	1,251,652
Sr. Unsec’d. Notes	3.750	12/01/47		5,595	4,451,134
Sr. Unsec’d. Notes	3.800	06/15/49		7,345	5,757,629
Sr. Unsec’d. Notes, Series M	3.650	04/01/50		7,206	5,574,150

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Appalachian Power Co., Sr. Unsec’d. Notes	3.400%	06/01/25	15,645	$15,328,763
Avangrid, Inc., Sr. Unsec’d. Notes	3.800	06/01/29	21,920	20,613,044
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34	14,125	11,822,208
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26	91	89,528
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	16,692	15,420,917
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	29,265	26,547,481
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	44,616	42,642,374

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	6,685	5,558,107
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	26,025	23,269,565
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,150,761
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50	23,485	21,166,618
Comision Federal de Electricidad (Mexico),
Gtd. Notes	4.688	05/15/29	5,000	4,696,875
Gtd. Notes, 144A	4.688	05/15/29	45,602	42,837,379
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,137,489
First Mortgage	4.350	11/15/45	2,780	2,419,401
First Mortgage	6.450	01/15/38	690	762,244
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	6,117,255
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	2,451,296
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	23,040	22,224,841
Sr. Unsec’d. Notes, Series C	3.375	04/01/30	665	607,896
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,389,309

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	37,340	35,384,165
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	5,428,928
First Mortgage	4.250	12/15/41	6,000	5,259,272
First Ref. Mortgage	3.750	06/01/45	3,045	2,413,630
First Ref. Mortgage	4.000	09/30/42	1,025	864,739

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,485	11,870,749

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Duke Energy Progress LLC, First Mortgage	4.100%	03/15/43	2,410	$2,043,863
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	758,297
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	4,959	4,763,632
Enel Finance International NV (Italy),
Gtd. Notes, 144A(a)	1.875	07/12/28	12,375	10,841,634
Gtd. Notes, 144A(a)	3.500	04/06/28	17,195	16,206,128
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	12,252,286
Collateral Trust	3.250	04/01/28	5,000	4,715,718
Collateral Trust	4.200	09/01/48	29,046	24,182,994
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	12,918,750
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	21,602	21,466,987

Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,261,223
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	4.350	01/15/25	9,188	9,066,530
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	784,810
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	8,059,172
First Mortgage	3.950	03/01/48	8,210	6,879,063
Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	9,015,456

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	25,625	24,364,437
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	983,667
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, MTN	8.910	11/18/24	590	608,748
Local Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	193,392
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	5	5,342
Local Gov’t. Gtd. Notes, Series FSA	8.500	12/01/29	60	71,117
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	130	152,121
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	551,259
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,767	21,960,479
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	17,809,015
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	7,800	9,729,466
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	29,048	36,593,323
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	1,940	1,957,262
Local Gov’t. Gtd. Notes, Series MBIA	8.250	04/15/26	25	26,708

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Hydro-Quebec (Canada), (cont’d.)
Local Gov’t. Gtd. Notes, Series MBIA	8.250%	01/15/27	11	$12,012

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	16,183
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24	7,850	7,714,517
Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,166,299

IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	6,350	5,954,235
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	26,410	24,396,237
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24	6,500	6,418,750

John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42	17,281	16,138,083
Kentucky Power Co., Sr. Unsec’d. Notes, 144A(a)	7.000	11/15/33	13,130	14,066,041
MidAmerican Energy Co., First Mortgage	4.250	07/15/49	1,865	1,610,520
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40	500	490,006
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.800(ff)	12/01/77	12,235	10,914,613
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	12,825	12,690,637
Gtd. Notes	6.625	01/15/27	3,051	3,059,161
Gtd. Notes, 144A	3.375	02/15/29	875	775,362
Gtd. Notes, 144A	3.625	02/15/31	13,000	11,135,092
Gtd. Notes, 144A(a)	3.875	02/15/32	8,600	7,339,039
Gtd. Notes, 144A(a)	5.250	06/15/29	7,560	7,249,298
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	8,650	9,108,104

Oglethorpe Power Corp., First Mortgage	4.500	04/01/47	8,000	6,732,889
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	5,995	5,856,697
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	13,980	12,052,693
First Mortgage	4.750	02/15/44	5,535	4,724,669
First Mortgage	4.950	07/01/50	5,280	4,592,557
PacifiCorp,
First Mortgage	2.700	09/15/30	10,355	9,012,983
First Mortgage	3.300	03/15/51	4,510	3,063,497
First Mortgage	3.350	07/01/25	9,960	9,719,453

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
PECO Energy Co.,
First Mortgage	4.375%	08/15/52		4,050	$3,572,336
First Ref. Mortgage	4.800	10/15/43		6,449	5,933,579
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	2,120	1,881,553
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	7,427,900
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	8,854	7,858,145

PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48		8,855	7,623,768
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48		2,945	2,392,163
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	1,629,894
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	9,363,488
Sr. Sec’d. Notes	4.434	11/15/41		2,550	2,182,106

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27		17,545	16,562,506
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	9,309,163
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,318,812

SCE Recovery Funding LLC, Sr. Sec’d. Notes, Series 2-A	5.112	12/14/49		1,100	1,083,507
Sempra,
Sr. Unsec’d. Notes(a)	3.400	02/01/28		7,758	7,389,513
Sr. Unsec’d. Notes	3.800	02/01/38		5,485	4,656,763
Sr. Unsec’d. Notes	4.000	02/01/48		8,300	6,699,537

Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41		725	686,158
Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49		4,755	4,109,810
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	5,750,058
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		26,125	25,459,104
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		92,575	92,903,937
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		26,000	24,012,049
Gtd. Notes, 144A	5.000	07/31/27		33,211	32,167,346
Gtd. Notes, 144A	5.500	09/01/26		400	396,283
Gtd. Notes, 144A	5.625	02/15/27		12,289	12,117,515

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	3.550%	07/15/24	4,000	$3,952,564
Sr. Sec’d. Notes, 144A	3.700	01/30/27	1,800	1,715,836
				1,116,897,298
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	1,415	1,422,468
Gtd. Notes, 144A(a)	7.250	06/15/28	7,895	8,111,476
				9,533,944
Electronics 0.1%
Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25	7,000	6,916,420
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26	20,000	18,234,241
				25,150,661
Engineering & Construction 0.3%
AECOM, Gtd. Notes	5.125	03/15/27	4,974	4,895,367
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27	2,275	2,100,394
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	10,000	8,203,000
Sr. Sec’d. Notes, 144A	3.875	04/30/28	17,976	16,668,785
Sr. Sec’d. Notes, 144A(a)	4.250	10/31/26	16,218	15,560,522
Sr. Sec’d. Notes, 144A	5.500	10/31/46	2,935	2,414,125
Sr. Sec’d. Notes, 144A	5.500	07/31/47	72,346	59,345,424
				109,187,617
Entertainment 0.3%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	3,045	3,059,723
Sr. Sec’d. Notes, 144A	6.500	02/15/32	3,845	3,882,843
Sr. Sec’d. Notes, 144A	7.000	02/15/30	5,550	5,716,615
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29	9,170	8,373,993

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750%	11/30/27(d)	EUR	1,065	$34,540
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 11.625%^	13.625	11/30/27(d)		299	1,497
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%^	11.000	09/30/26(d)	EUR	11,336	3,675,285
Sr. Sec’d. Notes, 144A	13.000	09/30/24	EUR	1,865	1,995,511
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%^(a)	13.625	11/30/27(d)		2,945	14,723

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		8,900	8,952,767
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29		500	486,250
Sr. Sec’d. Notes, 144A	6.250	01/15/27		5,650	5,662,430

Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29		3,400	2,920,173
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		38,595	34,215,032
Gtd. Notes(a)	5.141	03/15/52		43,740	37,640,368
Gtd. Notes	5.391	03/15/62		14,503	12,499,543
					129,131,293
Foods 1.0%
Ahold Finance USA LLC (Netherlands), Gtd. Notes(a)	6.875	05/01/29		17,470	19,252,185
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.875	02/15/28		3,935	3,929,623
Gtd. Notes, 144A(a)	6.500	02/15/28		5,050	5,103,396

B&G Foods, Inc., Gtd. Notes(a)	5.250	09/15/27		12,428	11,207,202
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	111,200	133,392,794
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	66,355	76,673,963
Cencosud SA (Chile), Gtd. Notes, 144A	4.375	07/17/27		3,835	3,680,641
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl, Gtd. Notes, 144A	6.750	03/15/34		95,040	100,333,300

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes	3.750%	12/01/31	600	$516,791
Gtd. Notes	5.125	02/01/28	12,454	12,347,713
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	12,845	12,336,872
Gtd. Notes	4.375	06/01/46	15,307	13,263,421
Gtd. Notes	4.625	10/01/39	11,930	11,077,378
Gtd. Notes	5.000	06/04/42	2,237	2,131,142
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39	14,850	13,113,450
Gtd. Notes, 144A	4.200	04/01/59	11,820	9,915,348
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	4,000	3,378,483
Gtd. Notes	4.250	04/15/31	12,375	11,148,915
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	50	45,989
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	1,420	1,275,005
				444,123,611
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25	3,697	3,841,700
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	8,759	8,393,417
Sr. Unsec’d. Notes	5.875	08/20/26	9,250	8,943,393

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41	1,130	1,182,583
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30	11,180	10,419,279
Sr. Unsec’d. Notes	4.800	02/15/44	3,815	3,488,204

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	15,235	14,221,313
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49	9,350	7,862,151
Sr. Sec’d. Notes, Series UU	4.125	06/01/48	5,260	4,386,889

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas (cont’d.)

Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	06/01/43		2,700	$2,299,489
					61,196,718
Healthcare-Products 0.4%
DH Europe Finance II Sarl, Gtd. Notes(a)	1.350	09/18/39	EUR	13,421	10,872,254
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		33,275	30,131,212
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		4,582	4,272,681
Medtronic Global Holdings SCA,
Gtd. Notes	1.375	10/15/40	EUR	26,375	20,818,644
Gtd. Notes	2.250	03/07/39	EUR	10,445	9,567,634

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	16,800,421
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	20,506,660
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	12,763,946

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	36,998,791
					162,732,243
Healthcare-Services 1.6%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	6,448,780
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	11,353,023
Unsec’d. Notes, Series 2020	2.211	06/15/30		14,025	12,067,993
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	16,357,204
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42		4,540	3,985,122
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	6,021,818
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46		2,565	2,181,091
Sr. Unsec’d. Notes, Series B	2.532	11/15/29		29,625	26,710,457
Sr. Unsec’d. Notes, Series B	3.106	11/15/39		4,680	3,688,041

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50		14,365	11,555,145
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858	01/01/2114		2,815	2,597,386

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
DaVita, Inc.,
Gtd. Notes, 144A	3.750%	02/15/31	350	$288,259
Gtd. Notes, 144A	4.625	06/01/30	5,545	4,904,768
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	10,600	9,673,631
Sr. Unsec’d. Notes	4.101	03/01/28	7,840	7,688,126
Sr. Unsec’d. Notes	4.650	01/15/43	1,650	1,525,839

Hackensack Meridian Health, Inc., Sec’d. Notes, Series 2020	2.675	09/01/41	40,545	28,878,744
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25	2,595	2,594,959
Gtd. Notes	5.875	02/15/26	6,403	6,463,810
Gtd. Notes	7.500	11/06/33	20,412	23,020,566
Gtd. Notes, MTN	7.750	07/15/36	20,400	23,709,235

Humana, Inc., Sr. Unsec’d. Notes	4.875	04/01/30	75,000	74,878,456
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	10,475	8,845,482
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	13,334,341
Gtd. Notes, Series 2019	3.266	11/01/49	21,296	15,761,606

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A(a)	4.375	02/15/27	3,000	2,813,465
Mayo Clinic, Unsec’d. Notes, Series 2016(a)	4.128	11/15/52	8,312	7,251,953
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	20,662,124
Montefiore Obligated Group, Unsec’d. Notes	4.287	09/01/50	8,570	5,321,744
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	17,745	13,031,482
New York & Presbyterian Hospital (The),
Unsec’d. Notes(a)	4.763	08/01/2116	2,660	2,340,983
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	10,864,868

NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44	6,375	5,950,179
Orlando Health Obligated Group, Sr. Unsec’d. Notes	3.327	10/01/50	9,850	7,131,565
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	14,445	9,705,492
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,186,325

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes(a)	2.950%	06/30/30	13,180	$11,778,371
Sr. Unsec’d. Notes	3.500	03/30/25	8,005	7,859,815

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	6,000	5,997,397
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28	2,129	2,116,613
Sr. Sec’d. Notes	4.250	06/01/29	11,025	10,220,103
Sr. Sec’d. Notes	4.375	01/15/30	17,504	16,181,544
Sr. Sec’d. Notes	4.625	06/15/28	423	401,154
Sr. Sec’d. Notes	5.125	11/01/27	4,855	4,719,595
Sr. Sec’d. Notes, 144A(a)	6.750	05/15/31	5,400	5,526,485
Sr. Unsec’d. Notes	6.875	11/15/31	14,600	15,036,516
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	3,450	3,051,868
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,674,622
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	8,240	7,078,367
Sr. Unsec’d. Notes	2.750	05/15/40	14,785	11,131,847
Sr. Unsec’d. Notes	4.375	03/15/42	615	568,852
Sr. Unsec’d. Notes	4.625	11/15/41	1,725	1,643,930
Sr. Unsec’d. Notes	4.750	05/15/52	45,417	42,974,188
Sr. Unsec’d. Notes(a)	5.050	04/15/53	59,580	59,001,890
Sr. Unsec’d. Notes	5.200	04/15/63	46,040	46,164,695
Sr. Unsec’d. Notes	5.350	02/15/33	48,125	50,335,697
Sr. Unsec’d. Notes	5.700	10/15/40	185	198,965
Sr. Unsec’d. Notes	5.800	03/15/36	669	731,161

Willis-Knighton Medical Center, Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,411,510
				717,599,247
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	4,675	4,254,601
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,775	1,606,173
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	50	48,774
Gtd. Notes	6.750	03/15/25	59	58,985
Gtd. Notes	7.250	10/15/29	1,350	1,356,907

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875%	02/15/30	1,000	$887,500
Gtd. Notes, 144A(a)	6.250	09/15/27	1,525	1,479,250
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	6,025	5,445,094
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	5,225	5,263,145
Gtd. Notes, 144A	3.875	08/15/29	1,150	1,035,307
KB Home,
Gtd. Notes	4.000	06/15/31	3,200	2,829,506
Gtd. Notes	4.800	11/15/29	50	47,175

Lennar Corp., Gtd. Notes	5.250	06/01/26	50	50,192
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	45,375
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	2,688	2,683,375
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26	7,476	7,551,421
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	500	508,792
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	6,683	6,648,398
Gtd. Notes, 144A	5.875	06/15/27	8,150	8,150,381
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	355	339,063
				50,289,414
Household Products/Wares 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750	06/26/24	10,000	9,891,444
Housewares 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	1,800	1,509,178
Gtd. Notes	5.250	12/15/26	52	50,452

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	4,548	3,140,550
				4,700,180

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance 0.6%
American International Group, Inc., Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	29,631	$30,483,234
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	6,075,104
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,137,308
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50		9,400	6,454,780
Gtd. Notes	4.300	05/15/43		4,365	4,053,110
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		16,610	15,886,283
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	18,334,810
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	11,889,035

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50		27,295	19,861,740
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	418,580
Sr. Unsec’d. Notes	5.950	10/15/36		755	802,454
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,064,493

Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	16,898,443
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	19,218,678
Gtd. Notes, 144A	3.951	10/15/50		13,748	10,688,409
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,634,870
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30		10,985	9,751,577
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	4,174,035
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	7,539,856
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43		300	267,175
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	6,904,758
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	12,956,389

Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	3.625	09/30/59		758	552,186
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46		7,190	6,103,540
Gtd. Notes	4.350	05/15/43		760	686,474
Gtd. Notes	4.625	09/15/42		275	252,167

Progressive Corp. (The), Jr. Sub. Notes, Series B, 3 Month SOFR + 2.801%	8.185(c)	02/22/24(oo)		15,110	15,084,385

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%	07/15/34	525	$571,953
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44	16,598	15,549,908
Sub. Notes, 144A	6.850	12/16/39	325	375,544
				246,671,278
Internet 0.0%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	200	179,176
Iron/Steel 0.0%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	40	40,457
Leisure Time 0.1%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	11,955	11,805,563
Gtd. Notes, 144A	6.000	05/01/29	3,000	2,895,000

NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26	8,650	8,417,531
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	2,025	2,109,989
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	3,000	2,970,000

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	13,500	13,039,515
				41,237,598
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	4,900	4,205,869
Las Vegas Sands Corp., Sr. Unsec’d. Notes(a)	3.900	08/08/29	2,250	2,075,013
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	17,030	15,136,287
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	37,700	36,231,855
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	500	485,639
Gtd. Notes(a)	4.750	10/15/28	7,900	7,458,141

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM Resorts International, (cont’d.)
Gtd. Notes	5.500%	04/15/27		9,882	$9,753,348
Gtd. Notes	5.750	06/15/25		25	25,026
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.375	08/08/25		2,751	2,709,735
Sr. Unsec’d. Notes	5.650	08/08/28		7,674	7,517,450

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26		18,475	17,851,469
					103,449,832
Machinery-Diversified 0.4%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		7,025	7,229,283
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		10,100	10,550,700
Otis Worldwide Corp., Sr. Unsec’d. Notes	5.250	08/16/28		39,875	40,779,793
TK Elevator Holdco GmbH (Germany), Sr. Unsec’d. Notes	6.625	07/15/28	EUR	31,146	32,329,403
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)	8.692(c)	07/15/27	EUR	24,306	26,636,553
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	43,500	45,774,545

Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.700	09/15/28		11,817	11,706,167
					175,006,444
Media 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32		18,200	15,187,864
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		4,250	3,581,522
Sr. Unsec’d. Notes, 144A(a)	4.250	01/15/34		3,975	3,165,929
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		7,175	5,881,679
Sr. Unsec’d. Notes, 144A	4.750	03/01/30		11,025	9,795,693
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		2,775	2,675,423
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		14,332	13,331,134
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		14,056	13,922,777
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51		50,445	32,078,008
Sr. Sec’d. Notes	5.125	07/01/49		40,050	31,817,450

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	5.375%	04/01/38	6,070	$5,485,489
Sr. Sec’d. Notes	5.375	05/01/47	18,064	15,082,252
Sr. Sec’d. Notes	5.750	04/01/48	27,908	24,240,574
Sr. Sec’d. Notes(a)	6.384	10/23/35	7,110	7,166,905
Sr. Sec’d. Notes	6.484	10/23/45	4,326	4,153,372
Sr. Sec’d. Notes(a)	6.834	10/23/55	3,245	3,215,873
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	16	13,240
Gtd. Notes(a)	4.250	10/15/30	21,595	21,139,913
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28	3,500	3,573,753
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15,505	14,845,366
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	6,510	4,456,077
Gtd. Notes, 144A	4.500	11/15/31	2,500	1,794,165
Gtd. Notes, 144A	5.375	02/01/28	208	178,896
Gtd. Notes, 144A	5.500	04/15/27	6,800	6,105,527
Gtd. Notes, 144A	6.500	02/01/29	700	596,747
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	8,450	4,363,017
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	11,500	6,094,357
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	6,465	4,319,037
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $22,541,573; purchased 07/18/19 - 10/19/20)(f)	6.625	08/15/27(d)	35,072	2,367,360
Sec’d. Notes, 144A (original cost $31,014,023; purchased 07/18/19 - 09/01/22)(f)	5.375	08/15/26(d)	104,920	7,279,157
Discovery Communications LLC,
Gtd. Notes	4.000	09/15/55	12,175	8,556,397
Gtd. Notes	5.200	09/20/47	11,154	9,642,359
Gtd. Notes	5.300	05/15/49	13,607	11,778,659
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	17,000	6,299,106
Gtd. Notes	5.875	11/15/24	5,185	4,822,854
Gtd. Notes	7.375	07/01/28	1,345	593,109
Gtd. Notes	7.750	07/01/26	43,472	25,649,525

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	12,176	12,704,624
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	50	49,001

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37		3,690	$3,672,044
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	49,481
Sr. Sec’d. Notes, 144A	8.000	08/15/28		9,355	9,512,292
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	11,600	12,546,883
Sr. Sec’d. Notes	4.250	01/15/30	GBP	8,400	9,332,965
					383,117,855
Mining 0.1%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes, Series A	5.800	11/15/34		7,300	7,618,239
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		14,510	15,321,128
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN(a)	5.315	04/14/32		10,370	10,047,078
Freeport-McMoRan, Inc., Gtd. Notes	4.550	11/14/24		50	49,554
Newmont Corp., Gtd. Notes(a)	2.600	07/15/32		19,600	16,475,448
					49,511,447
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27		500	493,035
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		347	314,327

Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29		1,300	1,258,996
					2,066,358
Multi-National 0.2%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250% (Cap 2.000%, Floor 0.000%)	2.000(c)	02/16/24		6,838	6,827,297
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 2.590%, Floor N/A)	2.590(c)	12/29/26		3,500	3,230,831

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
Inter-American Development Bank (Supranational Bank),
Notes	6.800%	10/15/25	10,000	$10,347,329
Unsec’d. Notes	6.950	08/01/26	2,000	2,118,932
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	2,896,246
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	14,597,082
International Bank for Reconstruction & Development (Supranational Bank),
Notes, MTN	1.237(s)	10/31/30	3,739	2,746,808
Sr. Unsec’d. Notes	0.000(cc)	06/30/34	8,591	4,935,796
Sr. Unsec’d. Notes, MTN	0.000(cc)	07/31/34	4,605	2,850,767
Sr. Unsec’d. Notes, MTN	0.000(cc)	08/28/34	853	550,228
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	187,877
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,188	22,206,569
				73,495,762
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	15,000	14,043,190
Gtd. Notes	3.250	02/15/29	50	45,337
Gtd. Notes	4.125	05/01/25	228	224,177
				14,312,704
Oil & Gas 1.9%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	12,400	12,359,982
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	9,800	8,403,409
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	8,500	8,646,649
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	23,740	24,645,009
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A(a)	7.000	11/01/26	10,451	10,457,150
Gtd. Notes, 144A	9.000	11/01/27	11,231	14,259,886
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	9,575	9,785,095
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	11,044	10,618,550
Sr. Unsec’d. Notes(a)	5.400	06/15/47	8,720	8,219,734
Sr. Unsec’d. Notes(a)	6.750	11/15/39	3,008	3,305,793
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	1,700	1,691,672

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Chesapeake Energy Corp., (cont’d.)
Gtd. Notes, 144A	5.875%	02/01/29		4,900	$4,866,191
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26		239	238,635
Sr. Sec’d. Notes, 144A	7.000	06/15/25		6,194	6,187,576
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		7,825	8,228,401
Gtd. Notes, 144A	8.625	11/01/30		2,850	3,045,806

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27		16,725	16,793,379
Continental Resources, Inc., Gtd. Notes	3.800	06/01/24		12,160	12,072,949
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25		300	299,005
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	09/15/24		50	49,846
Sr. Unsec’d. Notes	5.250	10/15/27		113	113,705
Sr. Unsec’d. Notes	5.600	07/15/41		14,172	13,611,898
Sr. Unsec’d. Notes	5.875	06/15/28		32	32,274

Diamondback Energy, Inc., Gtd. Notes	3.250	12/01/26		51,435	49,727,211
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26		3,434	3,380,601
Sr. Unsec’d. Notes	6.875	04/29/30		26,440	25,657,376
Sr. Unsec’d. Notes	8.625	01/19/29		30,525	32,242,031
Sr. Unsec’d. Notes	8.875	01/13/33		18,888	19,924,007

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		10,493	10,441,770
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		27,119	24,949,480
Sr. Sec’d. Notes, 144A	5.375	03/30/28		19,287	16,803,799
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27		50	47,898
Sr. Unsec’d. Notes	7.000	02/01/30		50	53,691
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50		20,155	16,369,847
Gtd. Notes	4.250	11/23/41		9,026	8,230,432

Exxon Mobil Corp., Sr. Unsec’d. Notes	3.452	04/15/51		26,280	20,206,193
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	2.250	11/22/24(d)	EUR	1,200	1,011,535
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,000	2,107,365

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Gazprom PJSC Via Gaz Capital SA (Russia), (cont’d.)
Sr. Unsec’d. Notes	4.250%	04/06/24	GBP	8,530	$9,296,659

Gazprom PJSC via Gaz Finance PLC (Russia), Sr. Unsec’d. Notes, EMTN	1.500	02/17/27(d)	EUR	1,367	812,524
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	5,890,148
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		14,575	14,149,371
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	3,079,384
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,304,119
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		19,100	18,445,114
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		2,183	2,345,176

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	2,918,437
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850	12/15/45		9,983	9,970,427
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,350	1,313,280
Gtd. Notes, 144A(a)	7.125	02/01/27		583	591,016
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		10,587	11,288,661
Sr. Unsec’d. Notes(a)	6.950	07/01/24		727	729,556
Sr. Unsec’d. Notes	7.500	05/01/31		43	48,046
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,876,933

Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,087,893
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	25,390	30,480,711
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,267,186
Petroleos Mexicanos (Mexico),
Gtd. Notes(a)	3.625	11/24/25	EUR	14,525	14,912,309
Gtd. Notes	4.750	02/26/29	EUR	8,837	8,034,060
Gtd. Notes(a)	6.490	01/23/27		22,735	21,381,131
Gtd. Notes	6.500	03/13/27		38,109	35,670,024
Gtd. Notes	6.500	01/23/29		16,725	14,770,015
Gtd. Notes	6.625	06/15/35		2,920	2,189,562
Gtd. Notes	6.700	02/16/32		9,449	7,667,391
Gtd. Notes(a)	6.840	01/23/30		24,478	20,906,660
Gtd. Notes(a)	6.875	10/16/25		4,624	4,565,876
Gtd. Notes	9.500	09/15/27		1,590	1,627,254
Gtd. Notes, EMTN	2.750	04/21/27	EUR	2,000	1,842,594
Gtd. Notes, EMTN	3.750	02/21/24	EUR	20,729	22,345,826
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	4,797,517

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, EMTN	4.875%	02/21/28	EUR	46,753	$44,652,323
Gtd. Notes, MTN	6.750	09/21/47		18,446	11,799,906
U.S. Gov’t. Gtd. Notes, 3 Month SOFR + 0.692%	6.071(c)	02/15/24		550	549,532
Phillips 66,
Gtd. Notes	2.150	12/15/30		2,150	1,816,697
Gtd. Notes	4.650	11/15/34		2,965	2,877,063

Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	1.900	08/15/30		6,410	5,458,917
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes	12.000	06/30/27	EUR	1,737	2,023,145
QatarEnergy (Qatar), Sr. Unsec’d. Notes, 144A	1.375	09/12/26		4,400	4,020,500
Santos Finance Ltd. (Australia), Gtd. Notes, 144A	6.875	09/19/33		4,600	4,914,375
SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month SOFR + 7.750%	13.135(c)	12/15/28		34,450	33,854,914
Southwestern Energy Co., Gtd. Notes	5.375	02/01/29		1,000	978,293
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26		4,450	4,399,937
Gtd. Notes, 144A	8.000	02/01/27		1,950	1,930,071
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	7.500	01/15/28		3,000	3,193,006
Sr. Unsec’d. Notes, 144A	8.000	11/15/32		11,062	12,511,530
					825,670,899
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	2,784,926
Packaging & Containers 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A	4.125	08/15/26		300	269,250
Ball Corp., Gtd. Notes	6.000	06/15/29		6,175	6,231,349
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		120	107,425

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375%	08/15/25	1,200	$1,200,815
Gtd. Notes, 144A	6.625	05/13/27	375	374,988
				8,183,827
Pharmaceuticals 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	3.600	05/14/25	14,395	14,156,729
Sr. Unsec’d. Notes	4.050	11/21/39	64,070	57,989,740
Sr. Unsec’d. Notes	4.400	11/06/42	25,402	23,362,522
Sr. Unsec’d. Notes	4.500	05/14/35	20,670	20,177,243
Sr. Unsec’d. Notes	4.550	03/15/35	59,564	58,323,310
Sr. Unsec’d. Notes	4.700	05/14/45	37,711	35,788,394
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	9,802,414
Sr. Unsec’d. Notes	4.850	06/15/44	9,795	9,473,997

AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	1,000	790,792
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	7,050	3,031,500
Gtd. Notes, 144A	5.000	02/15/29	10,965	4,550,475
Gtd. Notes, 144A	5.250	01/30/30	21,122	8,510,899
Gtd. Notes, 144A	5.250	02/15/31	20,329	8,487,358
Gtd. Notes, 144A	6.250	02/15/29	48,869	20,524,980
Gtd. Notes, 144A	7.000	01/15/28	2,750	1,210,000
Sr. Sec’d. Notes, 144A	4.875	06/01/28	12,850	7,229,667
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.700	06/06/27	5,463	5,290,147
Sr. Unsec’d. Notes	3.734	12/15/24	1,082	1,067,774

Cencora, Inc., Sr. Unsec’d. Notes	3.250	03/01/25	3,875	3,800,500
Cigna Group (The),
Gtd. Notes	3.250	04/15/25	10,000	9,780,899
Gtd. Notes	3.400	03/01/27	2,035	1,957,918
Gtd. Notes	4.375	10/15/28	31,225	30,797,692
Gtd. Notes	4.500	02/25/26	6,005	5,957,952
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	1.875	02/28/31	24,845	20,373,527
Sr. Unsec’d. Notes	4.300	03/25/28	406	399,102
Sr. Unsec’d. Notes	5.000	01/30/29	2,062	2,085,132
Sr. Unsec’d. Notes	5.125	07/20/45	5,000	4,667,613
Sr. Unsec’d. Notes	5.625	02/21/53	4,580	4,542,943

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp., (cont’d.)
Sr. Unsec’d. Notes	5.875%	06/01/53	5,870	$6,030,600

Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25(d)	2	100
Mylan, Inc., Gtd. Notes	5.400	11/29/43	38,126	33,715,314
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	2,465	2,252,130
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	1,550	1,332,870

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	69,545	66,869,604
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	88,726	75,431,774
Viatris, Inc., Gtd. Notes	4.000	06/22/50	7,064	4,996,622
				564,760,233
Pipelines 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,205,452
Gtd. Notes, 144A	5.750	01/15/28	630	618,576
Gtd. Notes, 144A	7.875	05/15/26	14,960	15,314,134

Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	50	48,428
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	24,840	24,154,833
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	36,525	38,350,093
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	50,394
Gtd. Notes	5.625	07/15/27	50	51,043

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	245	210,521
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	2,240	2,076,771
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	63,270,694
Jr. Sub. Notes, Series H(a)	6.500(ff)	11/15/26(oo)	19,835	19,172,051
Sr. Unsec’d. Notes	5.000	05/15/50	1,915	1,701,729
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,119,234

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Energy Transfer LP, (cont’d.)
Sr. Unsec’d. Notes	5.300%	04/01/44	4,150	$3,853,492
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,611,236
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	14,241,981
Sr. Unsec’d. Notes	5.750	02/15/33	9,800	10,055,384
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,527,335
Sr. Unsec’d. Notes	6.125	12/15/45	9,720	9,878,806
Sr. Unsec’d. Notes(a)	6.250	04/15/49	37,960	39,370,600
Sr. Unsec’d. Notes	6.400	12/01/30	11,235	11,988,624
Sr. Unsec’d. Notes	6.550	12/01/33	14,895	16,080,972
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	42,775	30,551,676
Gtd. Notes	3.700	01/31/51	2,665	2,096,030
Gtd. Notes	3.950	01/31/60	6,000	4,777,473
Gtd. Notes	4.200	01/31/50	5,910	5,069,721
Gtd. Notes	4.250	02/15/48	5,593	4,864,198
Gtd. Notes	4.900	05/15/46	18,296	17,430,543
Gtd. Notes	4.950	10/15/54	3,084	2,915,631
Gtd. Notes	5.100	02/15/45	8,450	8,253,798
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	8.638(c)	08/16/77	9,502	9,447,680
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	50	49,595
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	19	19,000

Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	4,073	3,923,725
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	6,921,096
Gtd. Notes	5.000	03/01/43	1,958	1,756,448
Gtd. Notes	6.500	09/01/39	1,260	1,329,379

Kinder Morgan, Inc., Gtd. Notes(a)	2.000	02/15/31	35,000	28,822,877
Magellan Midstream Partners LP,
Gtd. Notes	4.200	12/01/42	1,600	1,257,711
Gtd. Notes	4.200	03/15/45	2,830	2,146,353
Gtd. Notes	5.150	10/15/43	9,557	8,874,382
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.900	04/01/24	20,820	20,719,221
Gtd. Notes, 144A	4.625	04/01/29	5,980	5,792,105
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	10,440	9,777,464
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,284,381
Sr. Unsec’d. Notes	4.500	04/15/38	26,290	23,546,907

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
MPLX LP, (cont’d.)
Sr. Unsec’d. Notes	4.950%	03/14/52	1,560	$1,385,780
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,877,758

Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	4,110	4,026,088
ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,098,190
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	32,904,740
Gtd. Notes(a)	4.450	09/01/49	22,492	18,463,882
Gtd. Notes	4.550	07/15/28	2,790	2,755,937
Gtd. Notes	4.950	07/13/47	33,076	29,560,492
Gtd. Notes	5.200	07/15/48	1,290	1,189,361
Gtd. Notes	5.650	11/01/28	9,955	10,264,964
Gtd. Notes	6.000	06/15/35	4,200	4,298,773
Gtd. Notes	6.625	09/01/53	4,825	5,312,925
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,527,049
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,149,851
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	5,798,071
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	4,500	4,460,987
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	10,617	10,150,619
Gtd. Notes, 144A	6.000	03/01/27	3,423	3,366,585
Gtd. Notes, 144A(a)	6.000	12/31/30	1,975	1,840,007

Targa Resources Corp., Gtd. Notes	5.200	07/01/27	5,510	5,537,094
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.000	01/15/28	50	49,375
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	686,577
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	20,015	17,987,817
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	7,970	7,857,865
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	9,205	8,223,024
Sr. Sec’d. Notes, 144A	4.125	08/15/31	2,380	2,106,885

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050%	02/01/30		50	$46,912
Sr. Unsec’d. Notes	4.750	08/15/28		3,250	3,186,689
Sr. Unsec’d. Notes	5.450	04/01/44		875	794,228
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27		43,926	42,389,457
Sr. Unsec’d. Notes	3.900	01/15/25		18,356	18,133,375
Sr. Unsec’d. Notes(a)	4.000	09/15/25		8,625	8,485,661
Sr. Unsec’d. Notes	4.900	01/15/45		5,902	5,366,391
Sr. Unsec’d. Notes	5.100	09/15/45		1,130	1,073,473
Sr. Unsec’d. Notes	5.300	08/15/52		10,725	10,430,566
					774,367,225
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500	01/15/28		5,079	5,181,531
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,517	3,174,620
Gtd. Notes, 144A	4.375	02/01/31		2,500	2,183,665
Gtd. Notes, 144A	5.375	08/01/28		500	479,279

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	13,801,639
Sinochem Offshore Capital Co. Ltd. (China), Gtd. Notes, EMTN	0.750	11/25/25	EUR	2,000	2,017,775
					26,838,509
Real Estate Investment Trusts (REITs) 0.5%
Alexandria Real Estate Equities, Inc., Gtd. Notes	1.875	02/01/33		9,640	7,426,516
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		14,830	14,706,411
Sr. Unsec’d. Notes	4.125	05/15/29		22,019	20,894,049
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		13,046	9,847,737
Gtd. Notes	9.750	06/15/25		2,398	2,388,407
Sr. Unsec’d. Notes	4.750	02/15/28		16,070	12,609,819
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24		1,260	1,242,586
Gtd. Notes	5.250	06/01/25		2,555	2,543,315
Gtd. Notes	5.300	01/15/29		12,461	12,289,071

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthpeak OP LLC,
Gtd. Notes	3.400%	02/01/25		537	$526,389
Gtd. Notes	3.500	07/15/29		1,490	1,389,289

Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27		5,885	5,487,432
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I	3.500	09/15/30		36,393	32,723,661
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	5.000	10/15/27		1,666	1,263,693
Realty Income Corp., Sr. Unsec’d. Notes	2.850	12/15/32		19,830	16,726,201
Ventas Realty LP,
Gtd. Notes	3.500	02/01/25		5,000	4,905,315
Gtd. Notes	3.850	04/01/27		31,660	30,494,909
Gtd. Notes	4.400	01/15/29		4,765	4,621,701
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		25	22,753
Gtd. Notes, 144A	4.250	12/01/26		13,075	12,603,919
Gtd. Notes, 144A	4.625	06/15/25		2,190	2,158,652
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27		2,640	2,490,587
Gtd. Notes	2.750	01/15/31		2,250	1,947,848
Gtd. Notes	4.000	06/01/25		6,960	6,853,202
Gtd. Notes	4.250	04/01/26		14,095	13,924,938

WP Carey, Inc., Sr. Unsec’d. Notes	2.400	02/01/31		5,790	4,862,440
					226,950,840
Retail 0.5%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25		18,000	17,614,467
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		9,375	9,809,297
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	64,400	73,720,707
Sr. Sec’d. Notes, 144A	12.000	11/30/28		42,350	44,639,017

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		6,200	5,710,017
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31		11,525	9,512,657

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Patrick Industries, Inc., Gtd. Notes, 144A	7.500%	10/15/27	300	$302,288
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	39,699	39,285,044
				200,593,494
Semiconductors 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	26,909	22,052,767
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	184,190	149,458,253

Intel Corp., Sr. Unsec’d. Notes(a)	5.700	02/10/53	9,340	9,835,077
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27	7,190	6,802,747
Gtd. Notes	3.400	05/01/30	9,130	8,313,321
				196,462,165
Software 0.5%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	50	47,304
Boxer Parent Co., Inc., Sec’d. Notes, 144A	9.125	03/01/26	14,859	14,862,269
Fiserv, Inc., Sr. Unsec’d. Notes	5.375	08/21/28	78,385	80,357,207
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	11,535	7,683,419
Sr. Unsec’d. Notes	2.921	03/17/52	2,025	1,455,169
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	05/15/25	42,350	41,219,082
Sr. Unsec’d. Notes	3.800	11/15/37	18,135	15,511,444
Sr. Unsec’d. Notes	3.850	04/01/60	14,025	10,160,513
Sr. Unsec’d. Notes	3.950	03/25/51	11,600	9,002,028
Sr. Unsec’d. Notes	4.650	05/06/30	28,620	28,316,255
Sr. Unsec’d. Notes	5.550	02/06/53	6,220	6,174,501
				214,789,191
Telecommunications 2.1%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	11,702	10,414,780

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes	2.300%	06/01/27	3,300	$3,059,543
Sr. Unsec’d. Notes	2.550	12/01/33	21,058	17,091,482
Sr. Unsec’d. Notes	3.500	09/15/53	61,165	43,555,708
Sr. Unsec’d. Notes	3.550	09/15/55	19,994	14,200,310
Sr. Unsec’d. Notes	3.650	09/15/59	73,611	51,833,616
Sr. Unsec’d. Notes	3.800	12/01/57	7,661	5,640,754
Sr. Unsec’d. Notes(a)	5.400	02/15/34	76,180	78,168,940
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $132,377; purchased 11/14/23)^(f)	0.000(s)	12/31/30	118	132,377
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $37; purchased 11/14/23)^(f)	0.000(s)	12/31/30	368	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $5,630; purchased 11/14/23)^(f)	0.000(s)	12/31/30	2	5,630
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $11; purchased 11/14/23)^(f)	0.000(s)	12/31/30	112	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $64,402,789; purchased 01/29/24 - 01/30/24)(f)	9.000	05/25/27	69,751	65,773,924
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $20,889,101; purchased 01/30/24)(f)	10.500	11/25/28	32,364	21,362,301
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	15,350	15,081,375
Sr. Sec’d. Notes, 144A	7.000	10/15/28	9,175	9,060,313

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	83,590	78,829,550
Level 3 Financing, Inc.,
Gtd. Notes, 144A (original cost $3,230,250; purchased 11/03/23 - 11/08/23)(f)	4.250	07/01/28	5,475	3,066,000
Gtd. Notes, 144A (original cost $1,920,256; purchased 11/03/23)(f)	4.625	09/15/27	2,915	1,792,725
Sr. Sec’d. Notes, 144A (original cost $22,012,240; purchased 11/14/19 - 12/10/19)(f)	3.400	03/01/27	21,986	21,601,245
Sr. Sec’d. Notes, 144A (original cost $22,274,813; purchased 03/31/23 - 11/21/23)(f)	10.500	05/15/30	23,550	23,470,341
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.300	11/15/30	6,271	5,281,373

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Motorola Solutions, Inc., (cont’d.)
Sr. Unsec’d. Notes(a)	4.600%	05/23/29		16,480	$16,338,624

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		29,300	35,994,163
Sprint LLC,
Gtd. Notes	7.125	06/15/24		39,580	39,757,657
Gtd. Notes	7.625	02/15/25		17,519	17,807,740
Gtd. Notes	7.625	03/01/26		6,532	6,818,251

TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes(a)	3.875	02/20/25	GBP	5,000	5,238,194
T-Mobile USA, Inc.,
Gtd. Notes	2.250	11/15/31		9,000	7,449,697
Gtd. Notes	2.550	02/15/31		19,800	16,967,728
Gtd. Notes	2.625	02/15/29		14,375	12,956,679
Gtd. Notes	3.000	02/15/41		40,760	30,458,865
Gtd. Notes	3.300	02/15/51		9,414	6,695,240
Gtd. Notes	3.875	04/15/30		13,050	12,330,296
Gtd. Notes	4.375	04/15/40		19,890	17,942,115
Gtd. Notes	4.500	04/15/50		8,645	7,563,310
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30		9,184	7,543,986
Sr. Unsec’d. Notes	1.750	01/20/31		6,149	5,018,010
Sr. Unsec’d. Notes	2.650	11/20/40		121,425	86,931,833
Sr. Unsec’d. Notes(a)	3.150	03/22/30		100,000	91,053,541
Sr. Unsec’d. Notes	3.400	03/22/41		11,270	8,910,065
					903,198,281
Transportation 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,614,519
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,232,613

GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		29,725	29,318,842
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		7,820	6,940,876
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		4,357	4,284,761
Societe Nationale SNCF SACA (France), Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	25,000	32,419,752

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Union Pacific Corp.,
Sr. Unsec’d. Notes	2.950%	03/10/52	8,960	$6,196,846
Sr. Unsec’d. Notes	3.250	02/05/50	19,231	14,388,130
				99,396,339
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	5,000	5,046,963
Sr. Unsec’d. Notes, 144A	6.050	08/01/28	33,890	35,196,794
				40,243,757

Total Corporate Bonds (cost $16,776,981,033)				15,315,887,504
Floating Rate and Other Loans 1.1%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 1 Month SOFR + 3.864%	9.201(c)	04/21/28	15,853	15,855,610
Auto Parts & Equipment 0.0%
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.219(c)	11/17/28	17,601	15,884,500
Commercial Services 0.0%
Adtalem Global Education, Inc., 2024 Repricing Term Loan, 1 Month SOFR + 3.614%	8.951(c)	08/12/28	3,108	3,102,129
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.203(c)	03/01/29	54,889	54,203,011
Insurance 0.0%
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%	8.697(c)	12/23/26	10,670	10,619,979
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.683(c)	08/21/28	3,402	3,361,381
				13,981,360

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Investment Companies 0.1%
Hurricane CleanCo Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 6.250%	6.250%(c)	10/31/29	EUR	34,000	$41,855,878
Media 0.1%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.833(c)	01/18/28		13,783	13,438,675
September 2019 Term Loan, 1 Month LIBOR + 2.500%	7.948(c)	04/15/27		5,782	5,492,544
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.350%	12.775(c)	05/25/26		3,134	2,963,815
Second Lien Term Loan	8.175	08/24/26		55,305	3,606,338
					25,501,372
Metal Fabricate/Hardware 0.2%
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.437(c)	03/31/28		7,406	7,183,854
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%	11.437(c)	03/31/28		1,074	1,041,749
Term Loan, 1 Month SOFR + 5.850%	11.183(c)	03/31/28		56,908	54,987,717
					63,213,320
Pharmaceuticals 0.1%
Nidda Healthcare Holding GmbH (Germany), Term Loan F(GBP), SONIA + 4.520%	9.733(c)	08/21/26	GBP	17,000	21,501,787
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.500%	8.833(c)	05/09/29		1,662	1,624,434
Term Loan, 1 Month SOFR + 2.364%	7.697(c)	04/23/26		6,481	6,399,597
					8,024,031
Retail 0.4%
CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, SONIA + 5.033%	10.220(c)	03/16/26	GBP	7,900	9,926,571
Initial Facility Loan, SONIA + 8.783%	13.970(c)	03/15/27	GBP	10,100	12,202,405

Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	12.743(c)	07/27/29	GBP	11,975	11,002,540

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)

EG Finco Ltd. (United Kingdom), Term Loan B Tranche C, 3 Month EURIBOR + 5.500%	9.477%(c)	02/07/28	EUR	19,720	$21,033,903
EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	10.925(c)	04/30/27	EUR	127,012	124,822,998
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	9.197(c)	03/06/28		6,424	6,401,993
					185,390,410
Telecommunications 0.1%
Digicel International Finance Ltd. (Jamaica), Term Loan, 3 Month SOFR + 6.750%	12.063(c)	05/29/27		38,293	35,290,634
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%^	7.197(c)	03/01/27		5,531	5,309,600
Lumen Technologies, Inc.,
Term B Loan, 1 Month SOFR + 2.364%	7.697(c)	03/15/27		2,123	1,460,443
Term Loan	—(p)	06/01/28		1,111	1,000,082
					43,060,759

Total Floating Rate and Other Loans (cost $537,625,790)					491,574,167
Municipal Bonds 0.6%
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		12,630	14,649,703
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	644,252

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39		4,630	5,084,702
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40		4,300	5,326,631
Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39		8,475	9,078,963
Los Angeles Department of Water & Power, Water System Revenue, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39		6,200	6,706,444

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
State of California,
General Obligation Unlimited, BABs	7.300%	10/01/39	835	$1,011,650
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	344,588
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	2,005,517
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	1,897,795
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	4,460,367
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,021,367
				53,231,979
Colorado 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,089,803
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	3,616,693
				4,706,496
District of Columbia 0.0%
District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814	10/01/2114	15,765	14,880,748
Illinois 0.1%
Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	5,493,240
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	19,045	18,890,070
				24,383,310
Kentucky 0.0%
Kentucky State Property & Building Commission, Revenue Bonds, BABs, Series C	5.373	11/01/25	984	982,143
Michigan 0.0%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	9,309,018
Taxable, Revenue Bonds	3.384	12/01/40	13,895	11,385,102
				20,694,120

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102%	01/01/41	15,953	$19,264,328
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	15,972,384

Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,421,649
				36,658,361
New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	777,479
New York City Municipal Water Finance Authority, Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	1,022,868
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,096,833
New York State Urban Development Corp., Taxable, Revenue Bonds, BABs	5.770	03/15/39	18,800	19,398,810
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	2,600	2,357,758
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	8,379,156
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48	4,000	3,357,375
				36,390,279
Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	7,185,384
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	294,427
				7,479,811
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	675	726,289
Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	451,830
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	5,741,361

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)

University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555%	09/15/2119	20,900	$14,134,952
				20,328,143
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,204,482
Revenue Bonds, Series A-1	5.000	07/01/58	27,600	27,599,644
				29,804,126
Texas 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,099,654
Taxable, Revenue Bonds	4.427	02/01/42	6,480	6,201,238

Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series C	2.919	11/01/50	2,035	1,479,298
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	16,510	13,687,416
				22,467,606
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	8,135	6,665,509

Total Municipal Bonds (cost $319,692,858)				279,398,920
Residential Mortgage-Backed Securities 2.4%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/35	3	2,814
Banc of America Funding Trust,
Series 2005-D, Class A1	5.056(cc)	05/25/35	19	17,064
Series 2006-I, Class 4A1	4.442(cc)	10/20/46	21	17,361

Banc of America Mortgage Trust, Series 2004-E, Class 2A6	4.997(cc)	06/25/34	114	107,234

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.328%(c)	07/01/26	31,907	$31,907,124
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	6.340(cc)	02/25/33	1	939
Series 2005-04, Class 3A1	5.028(cc)	08/25/35	65	58,381
Series 2007-03, Class 1A1	3.876(cc)	05/25/47	114	100,909
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	4.565(cc)	05/25/35	57	53,274
Series 2005-04, Class 23A2	4.565(cc)	05/25/35	19	17,597

Bellemeade Re Ltd., Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.745(c)	09/25/31	10,950	10,931,168
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	5.851(cc)	02/19/34	4,463	4,169,800
Series 2005-29, Class A1	5.750	12/25/35	348	170,249
Series 2005-HYB09, Class 3A2A, 12 Month SOFR + 2.465% (Cap 11.000%, Floor 1.750%)	7.884(c)	02/20/36	7	5,731

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	4.430(cc)	09/25/47	2,842	2,491,868
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.445(c)	10/25/41	3,600	3,688,884
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	6.895(c)	10/25/41	11,730	11,796,040
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.495(c)	12/25/41	2,652	2,716,599
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.245(c)	12/25/41	3,300	3,329,835
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.595(c)	03/25/42	14,390	16,016,672
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.445(c)	03/25/42	6,300	6,559,726
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.444(c)	06/25/43	20,500	21,559,510

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.045%(c)	07/25/43	9,640	$10,017,304
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.845(c)	10/25/43	5,590	5,777,142

Credit Suisse Mortgage Trust, Series 2018-RPL09, Class PT, 144A	4.134(cc)	09/25/57	17,705	15,065,257
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.045(c)	10/25/33	23,218	23,322,166
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.795(c)	04/25/34	40,750	41,705,078
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.345(c)	09/26/33	14,300	14,347,053

Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.345(c)	11/25/41	12,930	13,026,846
Fannie Mae REMIC,
Series 2000-32, Class FM, 30 Day Average SOFR + 0.564% (Cap 9.000%, Floor 0.450%)	5.910(c)	10/18/30	—(r)	362
Series 2001-29, Class Z	6.500	07/25/31	10	10,557
Series 2012-132, Class KI, IO	3.000	12/25/32	4,670	398,434
Series 2013-57, Class MI, IO	3.000	06/25/28	893	34,019
Series 2014-05, Class AI, IO	4.500	04/25/43	1,856	288,340
Series 2015-51, Class CI, IO	4.000	07/25/45	3,195	539,517
Series 2016-30, Class CI, IO	3.000	05/25/36	2,292	197,872
Series 2016-74, Class GM	2.500	09/25/43	9,477	8,851,201
Series 2017-83, Class IO, IO	4.000	10/25/47	2,292	395,185
Series 2018-16, Class MB	3.500	07/25/46	2,548	2,425,371
Series 2018-24, Class BH	3.500	04/25/48	4,145	3,771,332
Series 2018-58, Class BI, IO	4.000	08/25/48	1,614	212,686
Series 2019-08, Class Z	3.500	03/25/49	2,707	2,229,893
Series 2019-13, Class LZ	4.000	04/25/49	12,133	11,375,097
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class B1, 144A, 30 Day Average SOFR + 2.614% (Cap N/A, Floor 0.000%)	7.959(c)	02/25/50	2,250	2,316,409

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.459%(c)	08/25/50	7,389	$8,384,880
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	10.145(c)	10/25/50	10,705	12,072,818
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.145(c)	10/25/50	6,114	6,202,101
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.345(c)	12/25/50	400	419,252
Series 2020-DNA06, Class M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.345(c)	12/25/50	2,051	2,075,755
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.709(c)	09/25/50	13,285	14,601,390
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.995(c)	01/25/51	22,230	23,133,205
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.745(c)	08/25/33	1,000	1,087,745
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.845(c)	10/25/33	46,395	50,947,741
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.445(c)	10/25/33	358	362,253
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.395(c)	01/25/34	1,751	1,845,047
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.995(c)	01/25/34	10,993	11,037,442
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.745(c)	10/25/41	20,695	21,276,606
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.845(c)	10/25/41	3,100	3,097,067

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.145%(c)	11/25/41	6,495	$6,535,585
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.345(c)	08/25/33	16,223	17,216,277
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.495(c)	12/25/33	15,583	16,683,627
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	7.395(c)	12/25/33	13,960	14,142,900
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.695(c)	09/25/41	1,793	1,836,124
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.445(c)	09/25/41	51,600	51,824,269
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	9.095(c)	12/25/41	572	589,331
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.695(c)	12/25/41	37,280	37,408,243
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.195(c)	01/25/42	11,544	11,565,703
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.845(c)	01/25/42	1,770	1,786,431
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.745(c)	02/25/42	13,835	14,128,922
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.245(c)	04/25/42	7,600	7,885,000
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.695(c)	05/25/42	800	841,443

FHLMC Structured Agency Credit Risk Trust, Series 2019-DNA04, Class M2, 144A, 30 Day Average SOFR + 2.064% (Cap N/A, Floor 0.000%)	7.409(c)	10/25/49	8	8,193

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.458%(c)	07/25/44	52	$48,485
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	6.258(c)	02/25/45	6	5,415
Freddie Mac REMIC,
Series 1935, Class JZ	7.000	02/15/27	15	15,068
Series 2241, Class PH	7.500	07/15/30	12	12,576
Series 3795, Class VZ	4.000	01/15/41	2,075	1,988,453
Series 3889, Class DZ	4.000	01/15/41	2,149	2,057,195
Series 4135, Class AI, IO	3.500	11/15/42	6,412	881,110
Series 4372, Class GI, IO	4.500	08/15/44	3,693	583,943
Series 4468, Class IO, IO	4.500	05/15/45	4,185	618,046
Series 4500, Class ZX	4.000	07/15/45	1,919	1,811,116
Series 4735, Class IM, IO	4.000	12/15/47	6,770	1,206,339
Series 4736, Class IP, IO	4.000	08/15/47	1,638	236,388
Series 4751, Class PI, IO	4.000	11/15/47	1,162	188,422
Series 4795, Class WQ	4.000	07/15/46	927	905,278
Series 4801, Class ZD	4.000	06/15/48	5,016	4,704,094
Series 4802, Class EZ	4.000	06/15/48	4,105	3,838,668
Series 4831, Class BA	3.500	10/15/44	639	626,979
Series 4870, Class K	4.000	04/15/49	17,036	16,197,779
Series 4903, Class ED	2.750	09/15/48	4,133	3,724,683
Series 4903, Class IP, IO	4.500	07/25/49	7,866	1,904,497
Series 4939, Class KT	3.000	07/15/48	15,060	13,390,576
Series 4946, Class KB	3.000	12/15/48	6,935	6,251,597
Series 5312, Class SA, IO, 30 Day Average SOFR x (1) + 5.550% (Cap 5.550%, Floor 0.000%)	0.205(c)	12/25/52	68,121	3,087,737

Freddie Mac Strips, Series 304, Class C54, IO	4.000	12/15/32	1,932	204,714
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	1,132	1,041,277
Series 2015-064, Class IA, IO	4.000	05/20/45	8,056	1,315,355
Series 2015-165, Class IB, IO	3.500	11/20/42	3,070	310,602
Series 2016-01, Class ZP	3.000	01/20/46	7,143	5,755,103
Series 2016-161, Class PI, IO	3.500	06/20/46	17,544	2,514,371
Series 2016-69, Class B	3.000	05/20/46	11,547	10,238,020
Series 2017-134, Class ZK	3.000	08/20/47	6,356	4,990,896
Series 2018-05, Class IB, IO	4.000	01/20/48	9,576	1,805,147
Series 2018-21, Class IH, IO	4.500	02/20/48	3,206	607,974
Series 2018-59, Class PZ	3.000	09/20/46	6,655	5,981,056
Series 2019-159, Class IJ, IO	3.500	12/20/49	10,193	1,956,365

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Government National Mortgage Assoc., (cont’d.)
Series 2023-69, Class CS, IO, 30 Day Average SOFR x (1) + 5.440% (Cap 5.440%, Floor 0.000%)	0.095%(c)	05/20/53	70,713	$2,369,156

GSMSC Resecuritization Trust, Series 2015-03R, Class 2A2, 144A, 1 Month SOFR + 0.254% (Cap N/A, Floor 0.140%)	5.590(c)	10/26/36	710	707,681
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.109(c)	05/25/29	6,453	6,453,586
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.145(c)	01/25/34	41,170	41,641,150

Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month SOFR + 0.634% (Cap 11.250%, Floor 0.520%)	5.970(c)	04/25/35	599	547,184
IndyMac Adjustable Rate Mortgage Trust, Series 2001-H02, Class A1	5.686(cc)	01/25/32	1	1,009
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)	5.810(c)	07/25/37	1,857	1,666,613
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	4.497(cc)	03/25/36	70	49,698
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.200(c)	01/25/48	9,772	9,391,664
Oaktown Re VI Ltd., Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.395(c)	10/25/33	9,713	9,733,645
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.245(c)	04/25/34	44,200	44,800,453
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.201(c)	05/30/25	4,180	4,182,205
Series 2021-01R, Class A, 144A, 1 Month SOFR + 3.014% (Cap N/A, Floor 2.900%)	8.351(c)	02/27/24	13,849	13,776,293
Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.743(c)	03/27/25	99,448	100,534,276

PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month SOFR + 3.515% (Cap N/A, Floor 0.115%)	8.851(c)	08/25/25	29,227	29,373,332

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month SOFR + 0.514% (Cap 8.000%, Floor 0.400%)	5.850%(c)	02/25/34	4	$3,563
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.195(c)	11/25/31	8,822	8,827,157
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.045(c)	11/25/31	42,300	43,302,696
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.045(c)	07/25/33	7,900	7,958,280

Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	1.723(c)	09/29/31	5	4,559
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32	6	5,371
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	6.766(cc)	02/25/34	38	35,322
Series 2004-18, Class 3A1	5.925(cc)	12/25/34	4,310	3,926,041

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	6.109(c)	09/19/32	3	3,168
Vendee Mortgage Trust, Series 2011-02, Class DZ	3.750	10/15/41	2,291	2,131,214
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)	6.290(c)	06/25/44	571	518,755
Series 2004-AR10, Class A3, 1 Month SOFR + 1.214% (Cap 10.500%, Floor 1.100%)	6.550(c)	07/25/44	859	795,185
Series 2005-AR05, Class A6	4.615(cc)	05/25/35	362	346,976

Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-AR01, Class 2A	3.984(cc)	02/25/33	—(r)	200

Total Residential Mortgage-Backed Securities (cost $1,038,459,655)				1,045,113,006
Sovereign Bonds 3.6%
Albania Government International Bond (Albania), Bonds, Series PAR	2.708(s)	08/31/25	91,274	83,351,003

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	0.670%	12/31/38(d)	JPY	402,629	$308,661
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		82,695	81,525,693
Chile Government International Bond (Chile), Sr. Unsec’d. Notes(a)	1.750	01/20/26	EUR	30,000	31,347,054
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.500	01/28/26		6,000	5,878,125
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,008,910
Sr. Unsec’d. Notes	8.375	02/15/27		900	956,304
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		2,764	2,673,341
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	5,976,000
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		49,030	47,421,816
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	6,416,000
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		10,000	10,155,000
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,083,453
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,363,382
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	192,000	227,619,967
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	132,800	159,345,446
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	23,162	23,028,680
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	21,310	18,193,476
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	15,265	15,568,936
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	304,712
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	59,571,349
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	3,746,580
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,122,150
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	31,730,099

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	8,089,874
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, GMTN	3.250	05/02/24		43,000	42,682,660
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750	03/01/30	EUR	36,700	39,265,073

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	9.500%	02/02/30		3,500	$4,348,750
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	5,000	4,952,308

Province of Alberta (Canada), Sr. Unsec’d. Notes	1.300	07/22/30		21,630	17,850,847
Province of British Columbia (Canada), Bonds	7.250	09/01/36		17,530	21,978,856
Province of Quebec (Canada),
Unsec’d. Notes, MTN	7.295	07/22/26		474	502,623
Unsec’d. Notes, MTN	7.365	03/06/26		82	86,140
Unsec’d. Notes, MTN	7.380	04/09/26		100	106,742

Repubic of Italy Government International Bond Coupon Strips (Italy), Sr. Unsec’d. Notes	2.758(s)	02/20/31	EUR	43,130	36,607,116
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		9,601	9,411,139
Sr. Unsec’d. Notes(a)	2.875	10/17/29		185,800	166,608,086
Sr. Unsec’d. Notes	3.875	05/06/51		700	491,882
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	56	60,033
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	30,000	32,421,000
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		75,914	75,969,691

Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	635,452
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	6,740,326
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	7,216	6,621,563
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	3,774	3,446,385
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	41,500	46,150,121
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	9,173	8,417,350
Unsec’d. Notes, 144A, MTN	6.000	05/25/34		6,002	5,983,994
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	16,085	14,580,041
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	89,420	92,287,565
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	14,827	11,757,272
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		12,350	9,849,125
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		8,350	8,528,481
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	3,109	702,218

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes	7.750%	09/01/25(d)		4,000	$1,094,000
Sr. Unsec’d. Notes	8.994	02/01/26(d)		4,635	1,337,198
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	48,655	10,989,525
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		43,190	12,417,125
Sr. Unsec’d. Notes, 144A	7.750	09/01/25(d)		10,000	2,735,000
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		7,697	2,220,584
Sr. Unsec’d. Notes, 144A	9.750	11/01/30(d)		23,600	6,230,400

Total Sovereign Bonds (cost $1,755,001,288)					1,552,852,682
U.S. Government Agency Obligations 15.8%
Fannie Mae Interest Strips	1.758(s)	08/06/38		621	307,060
Fannie Mae Interest Strips	3.010(s)	11/15/29		237	182,484
Fannie Mae Principal Strips	2.596(s)	01/15/30		3,617	2,807,176
Fannie Mae Principal Strips	3.522(s)	07/15/37		6,895	3,682,190
Fannie Mae Principal Strips, MTN	3.339(s)	05/15/30		2,880	2,203,425
Federal Home Loan Bank	3.200	11/29/32		22,500	20,311,607
Federal Home Loan Bank	3.500	06/11/32		6,270	5,873,578
Federal Home Loan Bank	4.250	11/02/38		4,340	3,893,479
Federal Home Loan Mortgage Corp.,
MTN	2.054(s)	11/15/38		7,085	3,598,268
MTN	2.087(s)	12/14/29		8,691	6,793,098
MTN	2.662(s)	12/17/29		893	698,017

Federal Home Loan Mortgage Corp.	1.500	12/01/50		3,677	2,835,979
Federal Home Loan Mortgage Corp.	1.500	02/01/51		7,788	5,992,278
Federal Home Loan Mortgage Corp.	1.500	04/01/51		18,788	14,473,158
Federal Home Loan Mortgage Corp.	1.500	05/01/51		45,986	35,346,515
Federal Home Loan Mortgage Corp.	1.500	06/01/51		8,169	6,277,503
Federal Home Loan Mortgage Corp.	2.000	10/01/50		2,394	1,941,967
Federal Home Loan Mortgage Corp.	2.000	11/01/50		9,656	7,838,987
Federal Home Loan Mortgage Corp.	2.000	12/01/50		41,457	33,604,329
Federal Home Loan Mortgage Corp.	2.000	02/01/51		2,244	1,817,713
Federal Home Loan Mortgage Corp.	2.000	03/01/51		33,057	26,696,504
Federal Home Loan Mortgage Corp.	2.000	04/01/51		34,951	28,292,551
Federal Home Loan Mortgage Corp.	2.000	05/01/51		4,577	3,698,137
Federal Home Loan Mortgage Corp.	2.000	08/01/51		20,880	16,880,879
Federal Home Loan Mortgage Corp.	2.500	11/01/49		5,402	4,604,600
Federal Home Loan Mortgage Corp.	2.500	07/01/50		2,377	2,017,605
Federal Home Loan Mortgage Corp.	2.500	09/01/50		2,720	2,306,303
Federal Home Loan Mortgage Corp.	2.500	10/01/50		24,462	20,712,000
Federal Home Loan Mortgage Corp.	2.500	12/01/50		59,200	50,160,178
Federal Home Loan Mortgage Corp.	2.500	01/01/51		5,113	4,328,457
Federal Home Loan Mortgage Corp.	2.500	02/01/51		44,882	37,991,484

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal Home Loan Mortgage Corp.	2.500%	03/01/51	140,600	$119,131,366
Federal Home Loan Mortgage Corp.	2.500	04/01/51	8,464	7,157,454
Federal Home Loan Mortgage Corp.	2.500	07/01/51	1,214	1,028,777
Federal Home Loan Mortgage Corp.	2.500	07/01/51	36,175	30,528,696
Federal Home Loan Mortgage Corp.	2.500	07/01/51	87,541	73,919,219
Federal Home Loan Mortgage Corp.	2.500	08/01/51	70,531	59,526,478
Federal Home Loan Mortgage Corp.	2.500	09/01/51	47,967	40,473,191
Federal Home Loan Mortgage Corp.	2.500	02/01/52	42,597	35,880,574
Federal Home Loan Mortgage Corp.	2.500	04/01/52	2,830	2,387,275
Federal Home Loan Mortgage Corp.	3.000	07/01/43	1,512	1,372,340
Federal Home Loan Mortgage Corp.	3.000	09/01/43	1,293	1,173,192
Federal Home Loan Mortgage Corp.	3.000	04/01/45	14,778	13,432,305
Federal Home Loan Mortgage Corp.	3.000	06/01/51	5,593	4,906,251
Federal Home Loan Mortgage Corp.	3.000	07/01/51	34,780	30,445,362
Federal Home Loan Mortgage Corp.	3.000	09/01/51	7,911	6,936,360
Federal Home Loan Mortgage Corp.	3.000	11/01/51	1,671	1,463,694
Federal Home Loan Mortgage Corp.	3.000	11/01/51	7,631	6,683,845
Federal Home Loan Mortgage Corp.	3.000	12/01/51	1,277	1,120,283
Federal Home Loan Mortgage Corp.	3.000	02/01/52	2,028	1,775,787
Federal Home Loan Mortgage Corp.	3.000	02/01/52	3,602	3,155,004
Federal Home Loan Mortgage Corp.	3.000	02/01/52	113,602	99,432,805
Federal Home Loan Mortgage Corp.	3.000	04/01/52	51,369	44,984,990
Federal Home Loan Mortgage Corp.	3.000	08/01/52	298,467	264,431,134
Federal Home Loan Mortgage Corp.	3.500	02/01/47	782	732,065
Federal Home Loan Mortgage Corp.	3.500	05/01/49	825	762,261
Federal Home Loan Mortgage Corp.	3.500	08/01/49	245	225,799
Federal Home Loan Mortgage Corp.	3.500	05/01/52	130,529	118,847,682
Federal Home Loan Mortgage Corp.	4.000	08/01/41	271	261,033
Federal Home Loan Mortgage Corp.	4.000	08/01/41	344	331,313
Federal Home Loan Mortgage Corp.	4.000	09/01/41	646	621,450
Federal Home Loan Mortgage Corp.	4.000	11/01/41	10,428	10,034,789
Federal Home Loan Mortgage Corp.	4.000	12/01/41	467	449,901
Federal Home Loan Mortgage Corp.	4.000	01/01/42	6,483	6,238,431
Federal Home Loan Mortgage Corp.	4.000	01/01/42	10,542	10,144,570
Federal Home Loan Mortgage Corp.	4.000	02/01/42	911	877,839
Federal Home Loan Mortgage Corp.	4.000	06/01/42	1,278	1,229,800
Federal Home Loan Mortgage Corp.	4.500	09/01/39	285	283,540
Federal Home Loan Mortgage Corp.	4.500	07/01/52	89,881	86,913,423
Federal Home Loan Mortgage Corp.	4.500	09/01/52	130,533	126,223,314
Federal Home Loan Mortgage Corp.	4.500	10/01/52	114,744	110,955,078
Federal Home Loan Mortgage Corp.	5.000	01/01/39	32	32,608
Federal Home Loan Mortgage Corp.	5.000	08/01/52	25,517	25,218,070
Federal Home Loan Mortgage Corp.	5.000	08/01/53	464	458,203
Federal Home Loan Mortgage Corp.	5.500	06/01/31	—(r)	503
Federal Home Loan Mortgage Corp.	5.500	10/01/33	172	177,050

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal Home Loan Mortgage Corp.	5.500%	07/01/34	2	$1,978
Federal Home Loan Mortgage Corp.	5.500	12/01/37	17,497	17,680,783
Federal Home Loan Mortgage Corp.	5.500	02/01/38	1,139	1,150,508
Federal Home Loan Mortgage Corp.	5.500	11/01/52	362,251	364,451,479
Federal Home Loan Mortgage Corp.	5.500	01/01/53	44,439	44,571,501
Federal Home Loan Mortgage Corp.	6.000	10/01/32	5	5,591
Federal Home Loan Mortgage Corp.	6.000	12/01/32	4	4,235
Federal Home Loan Mortgage Corp.	6.000	02/01/33	4	3,935
Federal Home Loan Mortgage Corp.	6.000	11/01/33	14	14,834
Federal Home Loan Mortgage Corp.	6.000	01/01/34	21	21,247
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1	844
Federal Home Loan Mortgage Corp.	6.000	11/01/52	7,759	7,887,148
Federal Home Loan Mortgage Corp.	6.000	03/01/53	5,261	5,333,986
Federal Home Loan Mortgage Corp.	6.000	04/01/53	5,155	5,225,814
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	29,410	33,960,801
Federal Home Loan Mortgage Corp.	6.500	07/01/32	—(r)	415
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	860
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	1,699
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	1,788
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,088
Federal Home Loan Mortgage Corp.	6.500	09/01/32	10	10,746
Federal Home Loan Mortgage Corp.	6.500	11/01/33	18	18,963
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	47,678	55,515,056
Federal Home Loan Mortgage Corp.	7.000	09/01/32	22	22,510
Federal Home Loan Mortgage Corp.	7.000	01/01/53	891	919,020
Federal Home Loan Mortgage Corp.	7.000	05/01/53	1,145	1,181,064
Federal Home Loan Mortgage Corp.	7.000	06/01/53	1,034	1,066,196
Federal Home Loan Mortgage Corp.	8.500	08/01/24	—(r)	110
Federal Home Loan Mortgage Corp.	8.500	11/01/24	—(r)	7
Federal Judiciary Office Building Trust, Notes	2.094(s)	02/15/24	325	324,263
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.650%, Floor 4.476%)	4.483(c)	01/01/28	1	776
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.537%, Floor 3.043%)	4.468(c)	05/01/36	3	3,354
Enterprise 11th District COFI Institutional Replacement Index + 1.257% (Cap 12.927%, Floor 3.201%)	4.493(c)	05/01/36	1	1,170

Federal National Mortgage Assoc.	1.265(s)	11/15/30	5,420	4,053,229
Federal National Mortgage Assoc.	1.500	10/01/50	4,325	3,327,891
Federal National Mortgage Assoc.	1.500	12/01/50	48,284	37,040,846
Federal National Mortgage Assoc.	1.500	01/01/51	24,123	18,604,496

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	1.500%	03/01/51	21,006	$16,159,985
Federal National Mortgage Assoc.	1.500	03/01/51	69,728	53,691,740
Federal National Mortgage Assoc.	1.500	04/01/51	72,187	55,617,287
Federal National Mortgage Assoc.	1.500	05/01/51	1,119	862,201
Federal National Mortgage Assoc.	1.500	06/01/51	111,742	85,972,104
Federal National Mortgage Assoc.	1.500	07/01/51	6,235	4,793,128
Federal National Mortgage Assoc.	1.500	09/01/51	5,807	4,470,971
Federal National Mortgage Assoc.	2.000	TBA(tt)	97,000	78,312,082
Federal National Mortgage Assoc.	2.000	11/01/50	59,021	47,909,015
Federal National Mortgage Assoc.	2.000	12/01/50	2,829	2,295,625
Federal National Mortgage Assoc.	2.000	01/01/51	14,462	11,730,274
Federal National Mortgage Assoc.	2.000	02/01/51	19,820	16,058,070
Federal National Mortgage Assoc.	2.000	03/01/51	11,719	9,467,023
Federal National Mortgage Assoc.	2.000	05/01/51	82,139	66,385,175
Federal National Mortgage Assoc.	2.000	06/01/51	8,895	7,201,672
Federal National Mortgage Assoc.	2.000	07/01/51	12,511	10,116,170
Federal National Mortgage Assoc.	2.000	08/01/51	13,788	11,150,823
Federal National Mortgage Assoc.	2.000	10/01/51	59,941	48,497,724
Federal National Mortgage Assoc.	2.000	11/01/51	59,189	47,896,690
Federal National Mortgage Assoc.(k)	2.186(s)	03/17/31	794	582,472
Federal National Mortgage Assoc.	2.500	05/01/50	12,534	10,650,812
Federal National Mortgage Assoc.	2.500	06/01/50	112,353	95,349,634
Federal National Mortgage Assoc.	2.500	08/01/50	65,277	55,330,229
Federal National Mortgage Assoc.	2.500	09/01/50	4,227	3,584,130
Federal National Mortgage Assoc.	2.500	11/01/50	37,339	31,656,687
Federal National Mortgage Assoc.	2.500	01/01/51	94,423	79,852,380
Federal National Mortgage Assoc.	2.500	02/01/51	133,140	112,713,401
Federal National Mortgage Assoc.	2.500	03/01/51	27,748	23,488,703
Federal National Mortgage Assoc.	2.500	04/01/51	92,350	78,100,655
Federal National Mortgage Assoc.	2.500	05/01/51	64,184	54,243,705
Federal National Mortgage Assoc.	2.500	06/01/51	12,459	10,527,190
Federal National Mortgage Assoc.	2.500	07/01/51	73,201	61,833,645
Federal National Mortgage Assoc.	2.500	11/01/51	5,797	4,911,396
Federal National Mortgage Assoc.	3.000	TBA(tt)	181,000	158,403,281
Federal National Mortgage Assoc.	3.000	TBA	224,000	196,236,251
Federal National Mortgage Assoc.	3.000	10/01/44	2,040	1,851,378
Federal National Mortgage Assoc.	3.000	10/01/44	43,469	39,458,769
Federal National Mortgage Assoc.	3.000	03/01/45	3,338	3,032,085
Federal National Mortgage Assoc.	3.000	06/01/45	2,240	2,033,717
Federal National Mortgage Assoc.	3.000	05/01/51	20,383	17,870,818
Federal National Mortgage Assoc.	3.000	06/01/51	3,511	3,080,194
Federal National Mortgage Assoc.	3.000	07/01/51	126,256	110,890,023
Federal National Mortgage Assoc.	3.000	08/01/51	3,157	2,767,618
Federal National Mortgage Assoc.	3.000	01/01/52	157,794	138,916,601
Federal National Mortgage Assoc.	3.000	02/01/52	194,849	170,672,545

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.(k)(kk)	3.000%	03/01/52	393,056	$344,285,717
Federal National Mortgage Assoc.	3.000	04/01/52	250,793	219,660,751
Federal National Mortgage Assoc.	3.000	05/01/52	7,069	6,191,376
Federal National Mortgage Assoc.	3.500	11/01/42	38,842	36,384,163
Federal National Mortgage Assoc.	3.500	05/01/49	2,267	2,087,768
Federal National Mortgage Assoc.	3.500	07/01/49	523	482,239
Federal National Mortgage Assoc.	3.500	07/01/49	1,051	970,809
Federal National Mortgage Assoc.	3.500	08/01/49	1,003	923,950
Federal National Mortgage Assoc.	3.500	09/01/49	8,311	7,677,630
Federal National Mortgage Assoc.	3.500	09/01/49	10,035	9,270,464
Federal National Mortgage Assoc.	3.500	10/01/49	5,137	4,745,711
Federal National Mortgage Assoc.	3.500	11/01/49	2,207	2,029,845
Federal National Mortgage Assoc.	3.500	01/01/50	12,730	11,759,350
Federal National Mortgage Assoc.	3.500	02/01/50	44	40,448
Federal National Mortgage Assoc.	3.500	03/01/50	2,141	1,977,540
Federal National Mortgage Assoc.	3.500	03/01/50	7,791	7,185,448
Federal National Mortgage Assoc.	3.500	04/01/50	4,965	4,577,383
Federal National Mortgage Assoc.	3.500	06/01/50	2,506	2,311,310
Federal National Mortgage Assoc.	3.500	09/01/50	415	382,443
Federal National Mortgage Assoc.	3.500	01/01/52	18,930	17,299,812
Federal National Mortgage Assoc.	3.500	04/01/52	31,433	28,622,798
Federal National Mortgage Assoc.	3.500	05/01/52	107,669	98,040,725
Federal National Mortgage Assoc.	4.000	12/01/40	123	118,138
Federal National Mortgage Assoc.	4.000	12/01/40	245	235,171
Federal National Mortgage Assoc.	4.000	01/01/41	2,831	2,725,438
Federal National Mortgage Assoc.	4.000	02/01/41	387	372,618
Federal National Mortgage Assoc.	4.000	02/01/41	2,336	2,249,580
Federal National Mortgage Assoc.	4.000	11/01/41	1,572	1,514,072
Federal National Mortgage Assoc.	4.000	11/01/41	4,634	4,459,259
Federal National Mortgage Assoc.	4.000	01/01/42	1,864	1,794,382
Federal National Mortgage Assoc.	4.000	01/01/42	12,192	11,735,826
Federal National Mortgage Assoc.	4.000	02/01/42	24,884	23,944,474
Federal National Mortgage Assoc.	4.000	04/01/42	6,449	6,208,012
Federal National Mortgage Assoc.	4.000	06/01/42	9,680	9,317,786
Federal National Mortgage Assoc.	4.000	04/01/52	5,905	5,559,710
Federal National Mortgage Assoc.	4.000	06/01/52	48,683	45,839,996
Federal National Mortgage Assoc.	4.500	TBA	225,500	218,091,881
Federal National Mortgage Assoc.	4.500	01/01/25	4	3,903
Federal National Mortgage Assoc.	4.500	02/01/33	2	2,351
Federal National Mortgage Assoc.	4.500	08/01/33	2	2,182
Federal National Mortgage Assoc.	4.500	08/01/40	3,853	3,834,161
Federal National Mortgage Assoc.	4.500	06/01/52	19,719	19,068,282
Federal National Mortgage Assoc.	4.500	07/01/52	13,207	12,770,819
Federal National Mortgage Assoc.	4.500	09/01/52	27,015	26,123,285
Federal National Mortgage Assoc.	4.500	10/01/52	2,081	2,012,269

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	5.000%	TBA		135,500	$133,730,340
Federal National Mortgage Assoc.	5.000	03/01/34		276	278,518
Federal National Mortgage Assoc.	5.000	08/01/52		42,455	41,958,129
Federal National Mortgage Assoc.	5.000	09/01/52		27,868	27,541,426
Federal National Mortgage Assoc.	5.000	10/01/52		6,735	6,655,798
Federal National Mortgage Assoc.	5.000	11/01/52		10,402	10,271,034
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	6,098	8,058,831
Federal National Mortgage Assoc.	5.500	TBA(tt)		1,500	1,504,270
Federal National Mortgage Assoc.	5.500	TBA		71,000	71,199,320
Federal National Mortgage Assoc.	5.500	07/01/33		11	11,321
Federal National Mortgage Assoc.	5.500	08/01/33		—(r)	135
Federal National Mortgage Assoc.	5.500	10/01/33		22	22,981
Federal National Mortgage Assoc.	5.500	11/01/33		4	4,005
Federal National Mortgage Assoc.	5.500	04/01/34		2	1,779
Federal National Mortgage Assoc.	5.500	04/01/34		10	10,137
Federal National Mortgage Assoc.	5.500	04/01/34		56	57,341
Federal National Mortgage Assoc.	5.500	05/01/34		2	2,167
Federal National Mortgage Assoc.	5.500	05/01/34		16	15,813
Federal National Mortgage Assoc.	5.500	05/01/34		27	27,343
Federal National Mortgage Assoc.	5.500	03/01/35		478	491,153
Federal National Mortgage Assoc.	5.500	01/01/38		516	521,213
Federal National Mortgage Assoc.	5.500	04/01/38		16,092	16,260,618
Federal National Mortgage Assoc.	5.500	11/01/52		32,093	32,269,973
Federal National Mortgage Assoc.	5.500	01/01/53		20,715	20,776,253
Federal National Mortgage Assoc.	6.000	TBA(tt)		185,500	188,039,757
Federal National Mortgage Assoc.	6.000	09/01/32		—(r)	59
Federal National Mortgage Assoc.	6.000	11/01/32		2	1,738
Federal National Mortgage Assoc.	6.000	03/01/33		1	973
Federal National Mortgage Assoc.	6.000	10/01/33		2	2,130
Federal National Mortgage Assoc.	6.000	11/01/33		48	49,954
Federal National Mortgage Assoc.	6.000	02/01/34		62	64,880
Federal National Mortgage Assoc.	6.000	11/01/34		14	14,417
Federal National Mortgage Assoc.	6.000	11/01/34		20	21,080
Federal National Mortgage Assoc.	6.000	04/01/36		1	1,084
Federal National Mortgage Assoc.	6.000	04/01/36		2	2,004
Federal National Mortgage Assoc.	6.000	04/01/36		4	4,337
Federal National Mortgage Assoc.	6.000	06/01/37		9	9,661
Federal National Mortgage Assoc.	6.000	11/01/52		57,666	58,621,851
Federal National Mortgage Assoc.	6.000	12/01/52		42,856	43,540,373
Federal National Mortgage Assoc.	6.000	06/01/53		74	75,067
Federal National Mortgage Assoc.	6.500	07/01/32		4	4,663
Federal National Mortgage Assoc.	6.500	08/01/32		6	6,009
Federal National Mortgage Assoc.	6.500	09/01/32		1	785
Federal National Mortgage Assoc.	6.500	09/01/32		18	18,468
Federal National Mortgage Assoc.	6.500	09/01/32		21	21,816

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	6.500%	09/01/32	27	$28,000
Federal National Mortgage Assoc.	6.500	10/01/32	12	12,779
Federal National Mortgage Assoc.	6.500	04/01/33	19	19,631
Federal National Mortgage Assoc.(kk)	6.625	11/15/30	55,120	63,335,247
Federal National Mortgage Assoc.	7.000	05/01/32	13	13,817
Federal National Mortgage Assoc.	7.000	06/01/32	4	3,718
Federal National Mortgage Assoc.	7.000	01/01/53	1,217	1,254,881
Federal National Mortgage Assoc.	7.000	02/01/53	993	1,023,906
Federal National Mortgage Assoc.	7.000	03/01/53	4,126	4,253,689
Federal National Mortgage Assoc.	7.000	06/01/53	1,013	1,044,381
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	8,441,370
Freddie Mac Coupon Strips, Notes	5.245(s)	03/15/31	1,670	1,213,738
Freddie Mac Coupon Strips	2.050(s)	01/15/32	4,659	3,232,659
Freddie Mac Coupon Strips	2.731(s)	07/15/32	1,881	1,253,425
Freddie Mac Coupon Strips	4.118(s)	07/15/31	2,189	1,529,519
Freddie Mac Coupon Strips	4.195(s)	01/15/31	1,018	750,416
Freddie Mac Strips	1.474(s)	03/15/31	10,264	7,529,860
Freddie Mac Strips	2.535(s)	07/15/32	11,265	7,773,643
Government National Mortgage Assoc.	2.500	03/20/51	88,473	76,598,496
Government National Mortgage Assoc.	2.500	04/20/51	108,367	93,789,104
Government National Mortgage Assoc.	3.000	01/15/45	57	50,977
Government National Mortgage Assoc.	3.000	03/15/45	12	10,969
Government National Mortgage Assoc.	3.000	03/15/45	121	109,265
Government National Mortgage Assoc.	3.500	10/15/40	86	81,614
Government National Mortgage Assoc.	3.500	12/20/47	3,683	3,442,342
Government National Mortgage Assoc.	3.500	11/20/51	2,927	2,704,364
Government National Mortgage Assoc.	3.500	12/20/51	3,425	3,164,893
Government National Mortgage Assoc.	4.000	11/20/48	322	308,879
Government National Mortgage Assoc.	4.500	02/20/41	876	874,470
Government National Mortgage Assoc.	4.500	07/20/52	45,481	44,313,702
Government National Mortgage Assoc.	4.500	08/20/52	41,854	40,770,557
Government National Mortgage Assoc.	4.500	09/20/52	16,740	16,303,676
Government National Mortgage Assoc.	5.000	08/20/39	268	272,759
Government National Mortgage Assoc.	5.000	09/20/52	86,073	85,534,015
Government National Mortgage Assoc.	5.500	10/20/52	28,882	29,076,098
Government National Mortgage Assoc.	5.500	11/20/52	78,615	79,180,769
Government National Mortgage Assoc.	6.000	01/15/33	10	10,748
Government National Mortgage Assoc.	6.000	03/15/33	3	3,352
Government National Mortgage Assoc.	6.000	05/15/33	4	4,090
Government National Mortgage Assoc.	6.000	06/15/33	3	2,704
Government National Mortgage Assoc.	6.000	12/15/33	12	12,302
Government National Mortgage Assoc.	6.000	10/20/52	22,001	22,342,733
Government National Mortgage Assoc.	6.500	09/15/32	18	18,887
Government National Mortgage Assoc.	6.500	09/15/32	30	31,479
Government National Mortgage Assoc.	6.500	11/15/33	17	18,102

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	6.500%	11/15/33	47	$49,241
Government National Mortgage Assoc.	6.500	07/15/38	—(r)	477
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	137
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	126
Government National Mortgage Assoc.	8.500	08/20/30	1	802
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	10,352	10,980,740
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429	527,034
Resolution Funding Corp. Interest Strips	2.449(s)	01/15/30	1,519	1,177,795
Resolution Funding Corp. Interest Strips	3.478(s)	04/15/30	20,441	15,645,876
Resolution Funding Corp. Principal Strips	3.375(s)	01/15/30	10,514	8,150,084
Resolution Funding Corp. Principal Strips	3.479(s)	04/15/30	1,745	1,335,786
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	4,560	4,398,037
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	890,894
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	575	263,885
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878	1,587,787
Tennessee Valley Authority Principal Strips, Unsec’d. Notes	2.937(s)	09/15/24	475	458,819
Tennessee Valley Authority Principal Strips, Bonds	3.017(s)	05/01/30	6,528	4,943,608
Tennessee Valley Authority Principal Strips	3.874(s)	06/15/35	1,300	745,543
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190	10/05/34	2,497	2,323,036
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	5,826	5,359,437
U.S. Gov’t. Gtd. Notes, Series A	0.000(s)	01/24/29	16,600	17,566,957

U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	1,560	1,503,104
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34	5,924	5,571,725

Total U.S. Government Agency Obligations (cost $6,844,434,842)				6,911,859,156
U.S. Treasury Obligations 5.0%
U.S. Treasury Bonds(a)(h)(kk)	1.375	11/15/40	655,405	428,163,798
U.S. Treasury Bonds(a)	1.750	08/15/41	382,720	262,522,000
U.S. Treasury Bonds	2.000	11/15/41	315	224,831
U.S. Treasury Bonds	2.000	02/15/50	30,250	19,303,281
U.S. Treasury Bonds(a)(h)(k)	2.250	05/15/41	687,745	516,238,591
U.S. Treasury Bonds	2.250	08/15/49	19,085	12,965,872
U.S. Treasury Bonds	2.250	02/15/52	8,407	5,639,258
U.S. Treasury Bonds(a)	2.375	02/15/42	80,244	60,684,525
U.S. Treasury Bonds(k)	2.375	05/15/51	14,290	9,886,894
U.S. Treasury Bonds(a)(h)(k)	2.500	02/15/46	147,630	108,715,655
U.S. Treasury Bonds(a)(k)	2.875	05/15/43	111,225	90,057,492
U.S. Treasury Bonds	2.875	08/15/45	505	400,291

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds	3.125%	02/15/43	5,930	$5,003,437
U.S. Treasury Bonds	3.375	08/15/42	45,000	39,571,875
U.S. Treasury Bonds	3.375	11/15/48	3,400	2,894,250
U.S. Treasury Bonds	3.625	02/15/53	2,990	2,682,591
U.S. Treasury Bonds	3.750	11/15/43	10,670	9,836,406
U.S. Treasury Bonds	3.875	05/15/43	160	150,350
U.S. Treasury Bonds	4.000	11/15/52	4,455	4,278,192
U.S. Treasury Bonds	4.125	08/15/53	28,895	28,393,852
U.S. Treasury Bonds(a)	4.750	11/15/43	3,735	3,956,182
U.S. Treasury Notes	1.500	02/15/25	4,595	4,444,765
U.S. Treasury Notes(k)	2.125	05/15/25	16,820	16,323,284
U.S. Treasury Notes	2.625	04/15/25	5,545	5,417,855
U.S. Treasury Notes	2.875	06/15/25	1,985	1,942,819
U.S. Treasury Notes	3.000	07/15/25	13,660	13,384,666
U.S. Treasury Notes	3.625	05/15/26	3,235	3,199,364
U.S. Treasury Notes	4.000	12/15/25	3,960	3,940,973
U.S. Treasury Notes	4.000	01/31/29	20,780	20,908,252
U.S. Treasury Notes	4.000	10/31/29	7,215	7,247,129
U.S. Treasury Notes	4.250	10/15/25	2,585	2,581,466
U.S. Treasury Notes	4.500	11/15/33	2,000	2,090,000
U.S. Treasury Notes(a)	4.625	09/30/28	10,550	10,877,215
U.S. Treasury Notes	4.625	09/30/30	24,695	25,705,952
U.S. Treasury Notes	5.000	10/31/25	1,000	1,011,406
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	13,055	5,640,168
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	837	627,161
U.S. Treasury Strips Coupon	2.061(s)	02/15/39	165,390	86,241,840
U.S. Treasury Strips Coupon	2.206(s)	05/15/39	152,305	78,329,986
U.S. Treasury Strips Coupon	2.269(s)	11/15/40	38,680	18,283,855
U.S. Treasury Strips Coupon	2.363(s)	11/15/44	17,805	6,948,819
U.S. Treasury Strips Coupon	2.364(s)	05/15/45	32,250	12,325,547
U.S. Treasury Strips Coupon	2.377(s)	08/15/45	12,525	4,733,569
U.S. Treasury Strips Coupon	2.379(s)	08/15/44	82,650	32,669,350
U.S. Treasury Strips Coupon	2.389(s)	05/15/43	13,155	5,490,671
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	52,089	21,260,858
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	3,255	1,424,317
U.S. Treasury Strips Coupon	2.441(s)	05/15/44	53,520	21,385,003
U.S. Treasury Strips Coupon	2.509(s)	02/15/45	35,525	13,713,205
U.S. Treasury Strips Coupon	2.695(s)	05/15/41	36,415	16,752,322
U.S. Treasury Strips Coupon	3.017(s)	11/15/41	79,550	35,632,807
U.S. Treasury Strips Coupon	3.165(s)	08/15/41	33,805	15,331,096
U.S. Treasury Strips Coupon	3.393(s)	08/15/40	52,000	24,939,688
U.S. Treasury Strips Coupon	4.018(s)	11/15/42	3,725	1,592,146
U.S. Treasury Strips Coupon	4.667(s)	02/15/41	39,240	18,321,708
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	25,990	8,634,568
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	26,850	8,758,764

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	5.331%(s)	02/15/40	32,600	$16,060,594
U.S. Treasury Strips Coupon	5.356(s)	05/15/40	13,710	6,667,559
U.S. Treasury Strips Principal	2.280(s)	11/15/44	11,280	4,578,094

Total U.S. Treasury Obligations (cost $2,890,082,107)				2,196,988,464

	Shares
Common Stocks 0.1%
Chemicals 0.0%
TPC Group, Inc.*^	353,022	9,884,616
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.(a)	463,248	35,721,053
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $2,056,652; purchased 01/29/24 - 01/30/24)*(f)	1,695,385	3,051,693
Intelsat Emergence SA (Luxembourg)*	66,981	1,846,198
		4,897,891

Total Common Stocks (cost $11,283,148)		50,503,560
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII, 11.949%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	638,660
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	315,000	7,626,150

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $4,750,931; purchased 01/26/24 - 01/29/24)*^(f)	546,526	$5,465,260

Total Preferred Stocks (cost $13,175,931)		13,730,070

Total Long-Term Investments (cost $45,984,379,272)		42,940,724,214

Short-Term Investments 6.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)	1,547,182,675	1,547,182,675
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $1,074,404,659; includes $1,069,646,614 of cash collateral for securities on loan)(b)(wb)	1,075,931,663	1,075,608,884

Total Short-Term Investments (cost $2,621,587,334)		2,622,791,559

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.9% (cost $48,605,966,606)		45,563,515,773
Options Written*~ (0.0)%
(premiums received $1,849,237)		(198,871)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.9% (cost $48,604,117,369)		45,563,316,902
Liabilities in excess of other assets(z) (3.9)%		(1,730,339,925)

Net Assets 100.0%		$43,832,976,977

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
AID—Agency for International Development
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CF—CF Secured, LLC
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
CMT—Constant Maturity Treasury
COFI—Cost of Funds Index
CS—Credit Suisse Securities (USA) LLC
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
ICE—Intercontinental Exchange
ING—ING Financial Markets LLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSC—Morgan Stanley & Co. LLC
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SG—Societe Generale
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $333,750,777 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,061,608,587; cash collateral of $1,069,646,614 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $306,934,300. The aggregate value of $249,703,314 is 0.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $465,000,000 is 1.1% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Unfunded loan commitment outstanding at January 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Tank Holding Corp., Delayed Draw Term Commitment, 1.000%, Maturity Date 03/31/28 (cost $2,093,310)	2,121	$2,057,700	$—	$(35,610)
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $46,398,555)	3.500%	TBA	02/13/24	$(51,000)		$(46,413,786)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	DB	12/22/32	6.86%		—		336,225	$(197,643)
(premiums received $1,849,237)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	701,420	$(1,228)
(premiums received $0)
Total Options Written (premiums received $1,849,237)								$(198,871)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1, 12/20/28	Call	03/20/24	0.50%	1.00%(Q)	CDX.NA.IG. 41.V1(Q)	1,440,000	$265,318	$(8,282)
CDX.NA.HY.41.V2, 12/20/28	Put	02/21/24	$107.50	CDX.NA.HY. 41.V2(Q)	5.00%(Q)	20,000	450,731	(55,555)
Total Centrally Cleared Swaptions (cost $779,886)							$716,049	$(63,837)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2, 12/20/28	Call	02/21/24	$107.50	CDX.NA.HY. 41.V2(Q)	5.00%(Q)	20,000	$(3,953)	$(3,458)
CDX.NA.IG.41.V1, 12/20/28	Put	03/20/24	0.50%	1.00%(Q)	CDX.NA.IG. 41.V1(Q)	1,440,000	(5,349,619)	(410,419)
Total Centrally Cleared Swaptions (premiums received $4,939,695)							$(5,353,572)	$(413,877)

Futures contracts outstanding at January 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,539	3 Month CME SOFR	Mar. 2024	$1,073,984,138	$1,137,235
7,230	3 Month CME SOFR	Jun. 2024	1,715,588,625	3,791,147
4,607	3 Month CME SOFR	Sep. 2024	1,098,654,325	4,494,599
1,800	3 Month CME SOFR	Dec. 2024	431,167,500	353,333
1,800	3 Month CME SOFR	Mar. 2025	432,787,500	561,695
23,216	2 Year U.S. Treasury Notes	Mar. 2024	4,774,515,500	19,266,557
13,089	5 Year U.S. Treasury Notes	Mar. 2024	1,418,724,956	(2,047,174)
42,156	10 Year U.S. Treasury Notes	Mar. 2024	4,735,304,648	71,874,838
11,639	10 Year U.S. Ultra Treasury Notes	Mar. 2024	1,360,308,125	41,908,467
2,224	20 Year U.S. Treasury Bonds	Mar. 2024	272,092,500	2,951,393
14,232	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	1,839,041,250	74,397,338
				218,689,428
Short Positions:
3,727	5 Year Euro-Bobl	Mar. 2024	477,411,448	(4,862,727)
3,495	10 Year Euro-Bund	Mar. 2024	513,111,767	(11,442,222)
1,340	Euro Schatz Index	Mar. 2024	153,777,774	(471,745)
				(16,776,694)
				$201,912,734
Forward foreign currency exchange contracts outstanding at January 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/02/24	BNYM	BRL	127,773	$25,886,000	$25,783,469	$—	$(102,531)
Expiring 02/02/24	CITI	BRL	149,107	30,125,000	30,088,353	—	(36,647)
Expiring 02/02/24	CITI	BRL	137,220	27,797,000	27,689,704	—	(107,296)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 02/02/24	SSB	BRL	138,789	$28,051,000	$28,006,404	$—	$(44,596)
Expiring 04/02/24	DB	BRL	422,408	85,308,289	84,739,316	—	(568,973)
British Pound,
Expiring 04/19/24	BARC	GBP	20,831	26,535,221	26,413,825	—	(121,396)
Chilean Peso,
Expiring 03/20/24	DB	CLP	18,843,313	21,518,000	20,190,424	—	(1,327,576)
Chinese Renminbi,
Expiring 04/24/24	HSBC	CNH	334,949	46,863,000	46,856,444	—	(6,556)
Colombian Peso,
Expiring 03/20/24	CITI	COP	51,381,108	12,744,911	13,076,336	331,425	—
Expiring 03/20/24	GSI	COP	67,281,960	16,486,637	17,123,055	636,418	—
Expiring 03/20/24	GSI	COP	66,747,976	16,467,361	16,987,157	519,796	—
Euro,
Expiring 02/06/24	CITI	EUR	40,243	43,563,754	43,500,866	—	(62,888)
Expiring 02/06/24	CITI	EUR	40,243	43,555,508	43,500,866	—	(54,642)
Expiring 04/19/24	GSI	EUR	68,042	74,114,043	73,780,569	—	(333,474)
Expiring 04/19/24	JPM	EUR	116,228	126,658,451	126,030,900	—	(627,551)
Indian Rupee,
Expiring 03/20/24	HSBC	INR	3,847,203	46,196,000	46,211,483	15,483	—
Expiring 03/20/24	MSI	INR	3,681,459	44,083,000	44,220,622	137,622	—
Expiring 03/20/24	MSI	INR	2,777,154	33,358,000	33,358,362	362	—
Expiring 03/20/24	SSB	INR	6,070,573	72,541,531	72,917,956	376,425	—
Expiring 03/20/24	UAG	INR	5,844,192	69,849,957	70,198,739	348,782	—
Indonesian Rupiah,
Expiring 03/20/24	BOA	IDR	583,179,668	37,485,436	36,941,783	—	(543,653)
Expiring 03/20/24	HSBC	IDR	601,931,477	38,406,000	38,129,625	—	(276,375)
Expiring 03/20/24	HSBC	IDR	565,613,792	36,248,000	35,829,064	—	(418,936)
Expiring 03/20/24	JPM	IDR	262,569,932	16,836,500	16,632,612	—	(203,888)
Expiring 03/20/24	SCB	IDR	572,483,644	36,804,000	36,264,238	—	(539,762)
Israeli Shekel,
Expiring 03/20/24	BOA	ILS	85,854	23,239,009	23,577,101	338,092	—
Expiring 03/20/24	CITI	ILS	102,029	27,556,000	28,019,139	463,139	—
Japanese Yen,
Expiring 04/19/24	BOA	JPY	5,034,471	35,268,931	34,632,230	—	(636,701)
Mexican Peso,
Expiring 03/20/24	GSI	MXN	575,736	32,819,000	33,175,321	356,321	—
Expiring 03/20/24	JPM	MXN	471,254	27,317,000	27,154,830	—	(162,170)
Expiring 03/20/24	JPM	MXN	455,076	26,716,000	26,222,616	—	(493,384)
Expiring 03/20/24	MSI	MXN	78,647	4,545,000	4,531,817	—	(13,183)
Expiring 03/20/24	TD	MXN	449,740	25,554,000	25,915,134	361,134	—
New Taiwanese Dollar,
Expiring 03/20/24	JPM	TWD	1,079,225	35,000,000	34,707,258	—	(292,742)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 03/20/24	BNP	PEN	18,888	$5,030,194	$4,959,068	$—	$(71,126)
Expiring 03/20/24	CITI	PEN	43,014	11,268,450	11,293,583	25,133	—
Expiring 03/20/24	MSI	PEN	65,334	17,322,666	17,153,681	—	(168,985)
Philippine Peso,
Expiring 03/20/24	BOA	PHP	2,372,575	42,726,000	42,175,201	—	(550,799)
Expiring 03/20/24	CITI	PHP	2,534,885	45,043,000	45,060,447	17,447	—
Expiring 03/20/24	CITI	PHP	2,333,346	41,805,000	41,477,866	—	(327,134)
Expiring 03/20/24	HSBC	PHP	1,755,383	31,452,000	31,203,924	—	(248,076)
Expiring 03/20/24	MSI	PHP	2,549,654	45,416,000	45,322,989	—	(93,011)
Expiring 03/20/24	MSI	PHP	2,238,340	39,892,000	39,789,028	—	(102,972)
Expiring 03/20/24	SCB	PHP	2,858,181	50,744,000	50,807,404	63,404	—
Expiring 03/20/24	SCB	PHP	2,856,782	51,115,000	50,782,525	—	(332,475)
Expiring 03/20/24	SCB	PHP	2,307,803	41,158,000	41,023,812	—	(134,188)
Singapore Dollar,
Expiring 03/20/24	BNYM	SGD	68,635	51,761,000	51,275,942	—	(485,058)
Expiring 03/20/24	CITI	SGD	34,663	26,128,000	25,895,839	—	(232,161)
Expiring 03/20/24	CITI	SGD	34,598	26,147,000	25,847,279	—	(299,721)
Expiring 03/20/24	HSBC	SGD	50,708	38,359,000	37,883,042	—	(475,958)
South African Rand,
Expiring 03/20/24	CITI	ZAR	1,301,253	69,029,000	69,213,135	184,135	—
Expiring 03/20/24	HSBC	ZAR	981,258	51,984,445	52,192,737	208,292	—
Expiring 03/20/24	TD	ZAR	1,128,975	60,344,903	60,049,708	—	(295,195)
South Korean Won,
Expiring 03/20/24	CITI	KRW	28,265,814	21,508,000	21,238,907	—	(269,093)
Expiring 03/20/24	SSB	KRW	34,340,393	26,142,000	25,803,341	—	(338,659)
Thai Baht,
Expiring 03/20/24	HSBC	THB	1,149,063	33,792,000	32,514,283	—	(1,277,717)
Expiring 03/20/24	HSBC	THB	1,132,702	32,026,000	32,051,322	25,322	—
Expiring 03/20/24	HSBC	THB	1,129,284	32,567,000	31,954,592	—	(612,408)
Expiring 03/20/24	MSI	THB	1,179,896	34,150,000	33,386,744	—	(763,256)
Turkish Lira,
Expiring 03/20/24	BARC	TRY	473,723	15,057,000	14,869,815	—	(187,185)
Expiring 03/20/24	BARC	TRY	399,981	12,515,000	12,555,088	40,088	—
				$2,249,980,197	$2,240,188,920	4,448,820	(14,240,097)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/02/24	CITI	BRL	132,992	$26,983,210	$26,836,585	$146,625	$—
Expiring 02/02/24	DB	BRL	419,897	85,310,255	84,731,346	578,909	—
British Pound,
Expiring 04/19/24	HSBC	GBP	401,628	511,589,671	509,273,709	2,315,962	—
Expiring 04/19/24	JPM	GBP	17,089	21,655,000	21,669,518	—	(14,518)
Canadian Dollar,
Expiring 04/19/24	BNP	CAD	33,059	24,599,033	24,614,499	—	(15,466)
Chilean Peso,
Expiring 03/20/24	MSI	CLP	19,442,973	22,056,941	20,832,954	1,223,987	—
Chinese Renminbi,
Expiring 04/24/24	MSI	CNH	2,161,478	302,681,437	302,372,336	309,101	—
Colombian Peso,
Expiring 03/20/24	BARC	COP	123,533,111	31,028,000	31,438,801	—	(410,801)
Expiring 03/20/24	CITI	COP	68,729,991	17,293,000	17,491,574	—	(198,574)
Czech Koruna,
Expiring 04/19/24	BARC	CZK	342,106	14,886,007	14,866,959	19,048	—
Expiring 04/19/24	BARC	CZK	338,305	14,731,993	14,701,810	30,183	—
Expiring 04/19/24	BOA	CZK	769,141	33,650,000	33,424,735	225,265	—
Euro,
Expiring 02/06/24	CITI	EUR	119,358	129,465,136	129,022,350	442,786	—
Expiring 04/19/24	BOA	EUR	1,083,187	1,182,722,410	1,174,546,492	8,175,918	—
Expiring 04/19/24	CITI	EUR	12,064	13,175,000	13,081,408	93,592	—
Expiring 04/19/24	CITI	EUR	12,032	13,078,000	13,046,420	31,580	—
Expiring 04/19/24	CITI	EUR	11,855	13,071,000	12,854,740	216,260	—
Expiring 04/19/24	HSBC	EUR	107,389	117,334,285	116,446,541	887,744	—
Expiring 04/19/24	SSB	EUR	1,752,530	1,925,889,748	1,900,343,092	25,546,656	—
Expiring 04/19/24	TD	EUR	1,624,781	1,774,298,085	1,761,819,737	12,478,348	—
Hungarian Forint,
Expiring 04/19/24	BOA	HUF	18,051,057	51,336,832	50,475,054	861,778	—
Expiring 04/19/24	GSI	HUF	33,259,509	95,589,782	93,001,507	2,588,275	—
Expiring 04/19/24	UAG	HUF	8,692,901	24,219,000	24,307,423	—	(88,423)
Indonesian Rupiah,
Expiring 03/20/24	JPM	IDR	247,232,000	16,000,000	15,661,024	338,976	—
Israeli Shekel,
Expiring 03/20/24	CITI	ILS	125,900	34,488,000	34,574,677	—	(86,677)
Expiring 03/20/24	CITI	ILS	61,775	16,741,125	16,964,569	—	(223,444)
New Taiwanese Dollar,
Expiring 03/20/24	CITI	TWD	2,243,362	73,038,000	72,145,244	892,756	—
Expiring 03/20/24	JPM	TWD	13,830,511	451,416,891	444,781,310	6,635,581	—
Expiring 03/20/24	SCB	TWD	1,837,235	60,008,000	59,084,424	923,576	—
Peruvian Nuevo Sol,
Expiring 03/20/24	BARC	PEN	124,851	33,364,813	32,780,038	584,775	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 03/20/24	BNP	PEN	99,879	$26,580,000	$26,223,461	$356,539	$—
Expiring 03/20/24	CITI	PEN	80,561	21,521,985	21,151,557	370,428	—
Expiring 03/20/24	SCB	PEN	112,508	29,623,073	29,539,426	83,647	—
Philippine Peso,
Expiring 03/20/24	CITI	PHP	1,752,187	31,580,047	31,147,112	432,935	—
Expiring 03/20/24	SCB	PHP	2,063,159	37,174,033	36,674,983	499,050	—
Expiring 03/20/24	SSB	PHP	2,617,870	46,796,141	46,535,596	260,545	—
Expiring 03/20/24	SSB	PHP	1,910,533	34,376,947	33,961,889	415,058	—
Polish Zloty,
Expiring 04/19/24	CITI	PLN	43,192	10,679,570	10,775,733	—	(96,163)
Expiring 04/19/24	GSI	PLN	98,848	24,404,430	24,661,013	—	(256,583)
Expiring 04/19/24	HSBC	PLN	136,220	33,769,384	33,984,827	—	(215,443)
Singapore Dollar,
Expiring 03/20/24	BNYM	SGD	122,408	91,577,833	91,448,277	129,556	—
Expiring 03/20/24	BOA	SGD	63,360	47,334,000	47,335,286	—	(1,286)
Expiring 03/20/24	BOA	SGD	62,045	46,922,000	46,352,937	569,063	—
Expiring 03/20/24	HSBC	SGD	62,483	47,043,000	46,679,473	363,527	—
Expiring 03/20/24	SSB	SGD	35,073	26,212,000	26,202,688	9,312	—
South Korean Won,
Expiring 03/20/24	BARC	KRW	160,036,000	122,032,606	120,250,909	1,781,697	—
Expiring 03/20/24	BOA	KRW	39,742,148	30,250,000	29,862,215	387,785	—
Expiring 03/20/24	UAG	KRW	42,554,405	31,870,000	31,975,342	—	(105,342)
Thai Baht,
Expiring 03/20/24	CITI	THB	1,067,102	30,527,000	30,195,077	331,923	—
Expiring 03/20/24	GSI	THB	914,293	26,142,000	25,871,144	270,856	—
Expiring 03/20/24	JPM	THB	1,359,035	38,526,000	38,455,731	70,269	—
Expiring 03/20/24	MSI	THB	864,329	24,317,158	24,457,350	—	(140,192)
				$7,990,959,861	$7,920,932,902	71,879,871	(1,852,912)
						$76,328,691	$(16,093,009)
Credit default swap agreements outstanding at January 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Emirate of Abu Dhabi (D05)	12/20/24	1.000%(Q)	1,000	$(8,606)	$172	$(8,778)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federation of Malaysia (D05)	12/20/24	1.000%(Q)	2,000	$(16,954)	$343	$(17,297)	MSI
Federative Republic of Brazil (D05)	12/20/24	1.000%(Q)	6,000	(42,645)	1,030	(43,675)	MSI
Kingdom of Saudi Arabia (D05)	12/20/24	1.000%(Q)	1,000	(8,038)	172	(8,210)	MSI
People’s Republic of China (D05)	12/20/24	1.000%(Q)	4,500	(35,098)	773	(35,871)	MSI
Republic of Chile (D05)	12/20/24	1.000%(Q)	1,000	(9,085)	172	(9,257)	MSI
Republic of Colombia (D05)	12/20/24	1.000%(Q)	2,500	(17,404)	429	(17,833)	MSI
Republic of Indonesia (D05)	12/20/24	1.000%(Q)	4,000	(32,652)	687	(33,339)	MSI
Republic of Panama (D05)	12/20/24	1.000%(Q)	1,000	(3,164)	172	(3,336)	MSI
Republic of Peru (D05)	12/20/24	1.000%(Q)	1,000	(9,047)	172	(9,219)	MSI
Republic of Philippines (D05)	12/20/24	1.000%(Q)	1,000	(8,545)	172	(8,717)	MSI
Republic of South Africa (D05)	12/20/24	1.000%(Q)	4,500	(23,176)	773	(23,949)	MSI
Republic of Turkey (D05)	12/20/24	1.000%(Q)	6,000	1,227	1,030	197	MSI
State of Qatar (D05)	12/20/24	1.000%(Q)	1,000	(8,240)	172	(8,412)	MSI
United Mexican States (D05)	12/20/24	1.000%(Q)	6,000	(51,071)	1,030	(52,101)	MSI
Emirate of Abu Dhabi (D06)	06/20/26	1.000%(Q)	800	(14,521)	445	(14,966)	BOA
Federation of Malaysia (D06)	06/20/26	1.000%(Q)	1,600	(29,051)	891	(29,942)	BOA
Federative Republic of Brazil (D06)	06/20/26	1.000%(Q)	4,800	(45,056)	2,672	(47,728)	BOA
Kingdom of Saudi Arabia (D06)	06/20/26	1.000%(Q)	800	(12,262)	445	(12,707)	BOA
People’s Republic of China (D06)	06/20/26	1.000%(Q)	4,800	(72,559)	2,672	(75,231)	BOA
Republic of Argentina (D06)	06/20/26	1.000%(Q)	800	448,552	445	448,107	BOA
Republic of Chile (D06)	06/20/26	1.000%(Q)	800	(15,293)	445	(15,738)	BOA
Republic of Colombia (D06)	06/20/26	1.000%(Q)	2,000	(13,006)	1,114	(14,120)	BOA
Republic of Indonesia (D06)	06/20/26	1.000%(Q)	3,600	(52,556)	2,004	(54,560)	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Panama (D06)	06/20/26	1.000%(Q)	800	$4,575	$445	$4,130	BOA
Republic of Peru (D06)	06/20/26	1.000%(Q)	800	(13,888)	445	(14,333)	BOA
Republic of Philippines (D06)	06/20/26	1.000%(Q)	800	(13,161)	445	(13,606)	BOA
Republic of South Africa (D06)	06/20/26	1.000%(Q)	4,000	21,238	2,227	19,011	BOA
Republic of Turkey (D06)	06/20/26	1.000%(Q)	4,800	134,887	2,672	132,215	BOA
State of Qatar (D06)	06/20/26	1.000%(Q)	800	(13,459)	445	(13,904)	BOA
United Mexican States (D06)	06/20/26	1.000%(Q)	4,800	(74,344)	2,672	(77,016)	BOA
Emirate of Abu Dhabi (D07)	06/20/26	1.000%(Q)	100	(1,815)	71	(1,886)	BOA
Federation of Malaysia (D07)	06/20/26	1.000%(Q)	200	(3,632)	142	(3,774)	BOA
Federative Republic of Brazil (D07)	06/20/26	1.000%(Q)	600	(5,632)	427	(6,059)	BOA
Kingdom of Saudi Arabia (D07)	06/20/26	1.000%(Q)	100	(1,533)	71	(1,604)	BOA
People’s Republic of China (D07)	06/20/26	1.000%(Q)	600	(9,070)	427	(9,497)	BOA
Republic of Argentina (D07)	06/20/26	1.000%(Q)	100	56,069	71	55,998	BOA
Republic of Chile (D07)	06/20/26	1.000%(Q)	100	(1,912)	71	(1,983)	BOA
Republic of Colombia (D07)	06/20/26	1.000%(Q)	250	(1,626)	178	(1,804)	BOA
Republic of Indonesia (D07)	06/20/26	1.000%(Q)	450	(6,570)	320	(6,890)	BOA
Republic of Panama (D07)	06/20/26	1.000%(Q)	100	572	71	501	BOA
Republic of Peru (D07)	06/20/26	1.000%(Q)	100	(1,736)	71	(1,807)	BOA
Republic of Philippines (D07)	06/20/26	1.000%(Q)	100	(1,645)	71	(1,716)	BOA
Republic of South Africa (D07)	06/20/26	1.000%(Q)	500	2,655	356	2,299	BOA
Republic of Turkey (D07)	06/20/26	1.000%(Q)	600	16,861	427	16,434	BOA
State of Qatar (D07)	06/20/26	1.000%(Q)	100	(1,682)	71	(1,753)	BOA
United Mexican States (D07)	06/20/26	1.000%(Q)	600	(9,293)	427	(9,720)	BOA
				$(2,391)	$31,055	$(33,446)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi (D01)	12/20/25	1.000%(Q)	1,940	0.221%	$29,825	$(172)	$29,997	MSI
Federation of Malaysia (D01)	12/20/25	1.000%(Q)	2,910	0.216%	44,985	(258)	45,243	MSI
Federative Republic of Brazil (D01)	12/20/25	1.000%(Q)	11,640	0.502%	119,007	(1,031)	120,038	MSI
Kingdom of Saudi Arabia (D01)	12/20/25	1.000%(Q)	1,940	0.313%	26,533	(172)	26,705	MSI
People’s Republic of China (D01)	12/20/25	1.000%(Q)	11,640	0.326%	156,470	(1,031)	157,501	MSI
Republic of Argentina (D01)	12/20/25	1.000%(Q)	4,850	42.141%	(2,490,866)	(430)	(2,490,436)	MSI
Republic of Chile (D01)	12/20/25	1.000%(Q)	1,940	0.155%	32,180	(172)	32,352	MSI
Republic of Colombia (D01)	12/20/25	1.000%(Q)	4,850	0.559%	44,602	(430)	45,032	MSI
Republic of Indonesia (D01)	12/20/25	1.000%(Q)	7,760	0.340%	102,356	(687)	103,043	MSI
Republic of Panama (D01)	12/20/25	1.000%(Q)	1,940	1.163%	(3,369)	(172)	(3,197)	MSI
Republic of Peru (D01)	12/20/25	1.000%(Q)	1,940	0.205%	30,390	(172)	30,562	MSI
Republic of Philippines (D01)	12/20/25	1.000%(Q)	1,940	0.274%	27,907	(172)	28,079	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D01)	12/20/25	1.000%(Q)	8,730	0.994%	$11,337	$(773)	$12,110	MSI
Republic of Turkey (D01)	12/20/25	1.000%(Q)	11,640	1.995%	(193,369)	(1,031)	(192,338)	MSI
State of Qatar (D01)	12/20/25	1.000%(Q)	1,940	0.269%	28,097	(215)	28,312	MSI
United Mexican States (D01)	12/20/25	1.000%(Q)	11,640	0.258%	170,967	(1,031)	171,998	MSI
Emirate of Abu Dhabi (D02)	12/20/25	1.000%(Q)	2,000	0.221%	30,748	(559)	31,307	CITI
Federation of Malaysia (D02)	12/20/25	1.000%(Q)	3,000	0.216%	46,376	(839)	47,215	CITI
Federative Republic of Brazil (D02)	12/20/25	1.000%(Q)	12,000	0.502%	122,687	(3,355)	126,042	CITI
Kingdom of Saudi Arabia (D02)	12/20/25	1.000%(Q)	2,000	0.313%	27,354	(559)	27,913	CITI
People’s Republic of China (D02)	12/20/25	1.000%(Q)	12,000	0.326%	161,309	(3,355)	164,664	CITI
Republic of Argentina (D02)	12/20/25	1.000%(Q)	5,000	42.141%	(2,567,903)	(1,398)	(2,566,505)	CITI
Republic of Chile (D02)	12/20/25	1.000%(Q)	2,000	0.155%	33,175	(559)	33,734	CITI
Republic of Colombia (D02)	12/20/25	1.000%(Q)	5,000	0.559%	45,981	(1,398)	47,379	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D02)	12/20/25	1.000%(Q)	8,000	0.340%	$105,521	$(2,237)	$107,758	CITI
Republic of Panama (D02)	12/20/25	1.000%(Q)	2,000	1.163%	(3,472)	(559)	(2,913)	CITI
Republic of Peru (D02)	12/20/25	1.000%(Q)	2,000	0.205%	31,330	(559)	31,889	CITI
Republic of Philippines (D02)	12/20/25	1.000%(Q)	2,000	0.274%	28,770	(559)	29,329	CITI
Republic of South Africa (D02)	12/20/25	1.000%(Q)	9,000	0.994%	11,687	(2,516)	14,203	CITI
Republic of Turkey (D02)	12/20/25	1.000%(Q)	12,000	1.995%	(199,349)	(3,355)	(195,994)	CITI
State of Qatar (D02)	12/20/25	1.000%(Q)	2,000	0.269%	28,966	(559)	29,525	CITI
United Mexican States (D02)	12/20/25	1.000%(Q)	12,000	0.258%	176,255	(3,355)	179,610	CITI
Emirate of Abu Dhabi (D03)	12/20/25	1.000%(Q)	4,000	0.221%	61,495	(1,118)	62,613	MSI
Federation of Malaysia (D03)	12/20/25	1.000%(Q)	6,000	0.216%	92,753	(1,677)	94,430	MSI
Federative Republic of Brazil (D03)	12/20/25	1.000%(Q)	24,000	0.502%	245,374	(6,710)	252,084	MSI
Kingdom of Saudi Arabia (D03)	12/20/25	1.000%(Q)	4,000	0.313%	54,708	(1,118)	55,826	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D03)	12/20/25	1.000%(Q)	24,000	0.326%	$322,617	$(6,710)	$329,327	MSI
Republic of Argentina (D03)	12/20/25	1.000%(Q)	10,000	42.141%	(5,135,806)	(2,796)	(5,133,010)	MSI
Republic of Chile (D03)	12/20/25	1.000%(Q)	4,000	0.155%	66,351	(1,118)	67,469	MSI
Republic of Colombia (D03)	12/20/25	1.000%(Q)	10,000	0.559%	91,962	(2,796)	94,758	MSI
Republic of Indonesia (D03)	12/20/25	1.000%(Q)	16,000	0.340%	211,042	(4,473)	215,515	MSI
Republic of Panama (D03)	12/20/25	1.000%(Q)	4,000	1.163%	(6,945)	(1,118)	(5,827)	MSI
Republic of Peru (D03)	12/20/25	1.000%(Q)	4,000	0.205%	62,661	(1,118)	63,779	MSI
Republic of Philippines (D03)	12/20/25	1.000%(Q)	4,000	0.274%	57,540	(1,118)	58,658	MSI
Republic of South Africa (D03)	12/20/25	1.000%(Q)	18,000	0.994%	23,374	(5,032)	28,406	MSI
Republic of Turkey (D03)	12/20/25	1.000%(Q)	24,000	1.995%	(398,699)	(6,710)	(391,989)	MSI
State of Qatar (D03)	12/20/25	1.000%(Q)	4,000	0.269%	57,932	(1,208)	59,140	MSI
United Mexican States (D03)	12/20/25	1.000%(Q)	24,000	0.258%	352,509	(6,710)	359,219	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D04)	12/20/25	1.000%(Q)	4,000	0.221%	$61,495	$(1,118)	$62,613	MSI
Federation of Malaysia (D04)	12/20/25	1.000%(Q)	6,000	0.216%	92,753	(1,677)	94,430	MSI
Federative Republic of Brazil (D04)	12/20/25	1.000%(Q)	24,000	0.502%	245,374	(6,710)	252,084	MSI
Kingdom of Saudi Arabia (D04)	12/20/25	1.000%(Q)	4,000	0.313%	54,708	(1,118)	55,826	MSI
People’s Republic of China (D04)	12/20/25	1.000%(Q)	24,000	0.326%	322,617	(6,710)	329,327	MSI
Republic of Argentina (D04)	12/20/25	1.000%(Q)	10,000	42.141%	(5,135,806)	(2,796)	(5,133,010)	MSI
Republic of Chile (D04)	12/20/25	1.000%(Q)	4,000	0.155%	66,351	(1,118)	67,469	MSI
Republic of Colombia (D04)	12/20/25	1.000%(Q)	10,000	0.559%	91,962	(2,796)	94,758	MSI
Republic of Indonesia (D04)	12/20/25	1.000%(Q)	16,000	0.340%	211,042	(4,473)	215,515	MSI
Republic of Panama (D04)	12/20/25	1.000%(Q)	4,000	1.163%	(6,945)	(1,118)	(5,827)	MSI
Republic of Peru (D04)	12/20/25	1.000%(Q)	4,000	0.205%	62,661	(1,118)	63,779	MSI
Republic of Philippines (D04)	12/20/25	1.000%(Q)	4,000	0.274%	57,540	(1,118)	58,658	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D04)	12/20/25	1.000%(Q)	18,000	0.994%	$23,374	$(5,032)	$28,406	MSI
Republic of Turkey (D04)	12/20/25	1.000%(Q)	24,000	1.995%	(398,699)	(6,710)	(391,989)	MSI
State of Qatar (D04)	12/20/25	1.000%(Q)	4,000	0.269%	57,932	(1,208)	59,140	MSI
United Mexican States (D04)	12/20/25	1.000%(Q)	24,000	0.258%	352,509	(6,710)	359,219	MSI
Emirate of Abu Dhabi (D08)	12/20/26	1.000%(Q)	500	0.279%	10,446	(592)	11,038	BOA
Federation of Malaysia (D08)	12/20/26	1.000%(Q)	1,000	0.281%	20,817	(1,183)	22,000	BOA
Federative Republic of Brazil (D08)	12/20/26	1.000%(Q)	3,000	0.729%	25,694	(3,550)	29,244	BOA
Kingdom of Saudi Arabia (D08)	12/20/26	1.000%(Q)	500	0.422%	8,476	(592)	9,068	BOA
People’s Republic of China (D08)	12/20/26	1.000%(Q)	3,000	0.428%	50,292	(3,550)	53,842	BOA
Republic of Argentina (D08)	12/20/26	1.000%(Q)	500	40.182%	(299,749)	(592)	(299,157)	BOA
Republic of Chile (D08)	12/20/26	1.000%(Q)	500	0.253%	10,804	(592)	11,396	BOA
Republic of Colombia (D08)	12/20/26	1.000%(Q)	1,250	0.901%	4,834	(1,479)	6,313	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D08)	12/20/26	1.000%(Q)	2,250	0.456%	$35,965	$(2,663)	$38,628	BOA
Republic of Panama (D08)	12/20/26	1.000%(Q)	500	1.403%	(4,806)	(592)	(4,214)	BOA
Republic of Peru (D08)	12/20/26	1.000%(Q)	500	0.347%	9,514	(592)	10,106	BOA
Republic of Philippines (D08)	12/20/26	1.000%(Q)	500	0.365%	9,243	(592)	9,835	BOA
Republic of South Africa (D08)	12/20/26	1.000%(Q)	2,750	1.481%	(32,284)	(3,254)	(29,030)	BOA
Republic of Turkey (D08)	12/20/26	1.000%(Q)	3,000	2.528%	(117,596)	(3,550)	(114,046)	BOA
State of Qatar (D08)	12/20/26	1.000%(Q)	500	0.343%	9,565	(592)	10,157	BOA
United Mexican States (D08)	12/20/26	1.000%(Q)	2,750	0.447%	44,759	(3,254)	48,013	BOA
Emirate of Abu Dhabi (D09)	12/20/26	1.000%(Q)	4,000	0.279%	83,569	(5,361)	88,930	CITI
Federation of Malaysia (D09)	12/20/26	1.000%(Q)	8,000	0.281%	166,537	(10,722)	177,259	CITI
Federative Republic of Brazil (D09)	12/20/26	1.000%(Q)	24,000	0.729%	205,555	(32,165)	237,720	CITI
Kingdom of Saudi Arabia (D09)	12/20/26	1.000%(Q)	4,000	0.422%	67,809	(5,361)	73,170	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D09)	12/20/26	1.000%(Q)	24,000	0.428%	$402,335	$(32,165)	$434,500	CITI
Republic of Argentina (D09)	12/20/26	1.000%(Q)	4,000	40.182%	(2,397,992)	(5,361)	(2,392,631)	CITI
Republic of Chile (D09)	12/20/26	1.000%(Q)	4,000	0.253%	86,436	(5,361)	91,797	CITI
Republic of Colombia (D09)	12/20/26	1.000%(Q)	10,000	0.901%	38,674	(13,402)	52,076	CITI
Republic of Indonesia (D09)	12/20/26	1.000%(Q)	18,000	0.456%	287,722	(24,124)	311,846	CITI
Republic of Panama (D09)	12/20/26	1.000%(Q)	4,000	1.403%	(38,446)	(5,361)	(33,085)	CITI
Republic of Peru (D09)	12/20/26	1.000%(Q)	4,000	0.347%	76,117	(5,361)	81,478	CITI
Republic of Philippines (D09)	12/20/26	1.000%(Q)	4,000	0.365%	73,943	(5,361)	79,304	CITI
Republic of South Africa (D09)	12/20/26	1.000%(Q)	22,000	1.481%	(258,278)	(29,485)	(228,793)	CITI
Republic of Turkey (D09)	12/20/26	1.000%(Q)	24,000	2.528%	(940,771)	(32,165)	(908,606)	CITI
State of Qatar (D09)	12/20/26	1.000%(Q)	4,000	0.343%	76,523	(5,361)	81,884	CITI
United Mexican States (D09)	12/20/26	1.000%(Q)	22,000	0.447%	358,070	(29,485)	387,555	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D10)	12/20/26	1.000%(Q)	2,000	0.279%	$41,785	$(2,680)	$44,465	MSI
Federation of Malaysia (D10)	12/20/26	1.000%(Q)	4,000	0.281%	83,268	(5,361)	88,629	MSI
Federative Republic of Brazil (D10)	12/20/26	1.000%(Q)	12,000	0.729%	102,778	(16,082)	118,860	MSI
Kingdom of Saudi Arabia (D10)	12/20/26	1.000%(Q)	2,000	0.422%	33,905	(2,680)	36,585	MSI
People’s Republic of China (D10)	12/20/26	1.000%(Q)	12,000	0.428%	201,168	(16,082)	217,250	MSI
Republic of Argentina (D10)	12/20/26	1.000%(Q)	2,000	40.182%	(1,198,996)	(2,680)	(1,196,316)	MSI
Republic of Chile (D10)	12/20/26	1.000%(Q)	2,000	0.253%	43,218	(2,680)	45,898	MSI
Republic of Colombia (D10)	12/20/26	1.000%(Q)	5,000	0.901%	19,337	(6,701)	26,038	MSI
Republic of Indonesia (D10)	12/20/26	1.000%(Q)	9,000	0.456%	143,861	(12,062)	155,923	MSI
Republic of Panama (D10)	12/20/26	1.000%(Q)	2,000	1.403%	(19,223)	(2,680)	(16,543)	MSI
Republic of Peru (D10)	12/20/26	1.000%(Q)	2,000	0.347%	38,059	(2,680)	40,739	MSI
Republic of Philippines (D10)	12/20/26	1.000%(Q)	2,000	0.365%	36,972	(2,680)	39,652	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D10)	12/20/26	1.000%(Q)	11,000	1.481%	$(129,138)	$(14,742)	$(114,396)	MSI
Republic of Turkey (D10)	12/20/26	1.000%(Q)	12,000	2.528%	(470,385)	(16,082)	(454,303)	MSI
State of Qatar (D10)	12/20/26	1.000%(Q)	2,000	0.343%	38,262	(2,680)	40,942	MSI
United Mexican States (D10)	12/20/26	1.000%(Q)	11,000	0.447%	179,036	(14,742)	193,778	MSI
Emirate of Abu Dhabi (D11)	12/20/26	1.000%(Q)	10,000	0.279%	208,924	(13,402)	222,326	BARC
Federation of Malaysia (D11)	12/20/26	1.000%(Q)	20,000	0.281%	416,343	(26,804)	443,147	BARC
Federative Republic of Brazil (D11)	12/20/26	1.000%(Q)	60,000	0.729%	513,888	(80,412)	594,300	BARC
Kingdom of Saudi Arabia (D11)	12/20/26	1.000%(Q)	10,000	0.422%	169,522	(13,402)	182,924	BARC
People’s Republic of China (D11)	12/20/26	1.000%(Q)	60,000	0.428%	1,005,839	(80,412)	1,086,251	BARC
Republic of Argentina (D11)	12/20/26	1.000%(Q)	10,000	40.182%	(5,994,980)	(13,402)	(5,981,578)	BARC
Republic of Chile (D11)	12/20/26	1.000%(Q)	10,000	0.253%	216,089	(13,402)	229,491	BARC
Republic of Colombia (D11)	12/20/26	1.000%(Q)	25,000	0.901%	96,685	(33,505)	130,190	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D11)	12/20/26	1.000%(Q)	45,000	0.456%	$719,306	$(60,309)	$779,615	BARC
Republic of Panama (D11)	12/20/26	1.000%(Q)	10,000	1.403%	(96,115)	(13,402)	(82,713)	BARC
Republic of Peru (D11)	12/20/26	1.000%(Q)	10,000	0.347%	190,292	(13,402)	203,694	BARC
Republic of Philippines (D11)	12/20/26	1.000%(Q)	10,000	0.365%	184,858	(13,402)	198,260	BARC
Republic of South Africa (D11)	12/20/26	1.000%(Q)	55,000	1.481%	(645,692)	(73,711)	(571,981)	BARC
Republic of Turkey (D11)	12/20/26	1.000%(Q)	60,000	2.528%	(2,351,927)	(80,412)	(2,271,515)	BARC
State of Qatar (D11)	12/20/26	1.000%(Q)	10,000	0.343%	191,308	(13,402)	204,710	BARC
United Mexican States (D11)	12/20/26	1.000%(Q)	55,000	0.447%	895,177	(73,711)	968,888	BARC
Emirate of Abu Dhabi (D12)	12/20/26	1.000%(Q)	2,000	0.279%	41,785	(2,997)	44,782	MSI
Federation of Malaysia (D12)	12/20/26	1.000%(Q)	4,000	0.281%	83,268	(5,995)	89,263	MSI
Federative Republic of Brazil (D12)	12/20/26	1.000%(Q)	12,000	0.729%	102,778	(17,984)	120,762	MSI
Kingdom of Saudi Arabia (D12)	12/20/26	1.000%(Q)	2,000	0.422%	33,905	(2,997)	36,902	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D12)	12/20/26	1.000%(Q)	12,000	0.428%	$201,168	$(17,984)	$219,152	MSI
Republic of Argentina (D12)	12/20/26	1.000%(Q)	2,000	40.182%	(1,198,996)	(2,997)	(1,195,999)	MSI
Republic of Chile (D12)	12/20/26	1.000%(Q)	2,000	0.253%	43,218	(2,997)	46,215	MSI
Republic of Colombia (D12)	12/20/26	1.000%(Q)	5,000	0.901%	19,337	(7,494)	26,831	MSI
Republic of Indonesia (D12)	12/20/26	1.000%(Q)	9,000	0.456%	143,861	(13,488)	157,349	MSI
Republic of Panama (D12)	12/20/26	1.000%(Q)	2,000	1.403%	(19,223)	(2,997)	(16,226)	MSI
Republic of Peru (D12)	12/20/26	1.000%(Q)	2,000	0.347%	38,059	(2,997)	41,056	MSI
Republic of Philippines (D12)	12/20/26	1.000%(Q)	2,000	0.365%	36,972	(2,997)	39,969	MSI
Republic of South Africa (D12)	12/20/26	1.000%(Q)	11,000	1.481%	(129,139)	(16,486)	(112,653)	MSI
Republic of Turkey (D12)	12/20/26	1.000%(Q)	12,000	2.528%	(470,385)	(17,984)	(452,401)	MSI
State of Qatar (D12)	12/20/26	1.000%(Q)	2,000	0.343%	38,262	(2,997)	41,259	MSI
United Mexican States (D12)	12/20/26	1.000%(Q)	11,000	0.447%	179,035	(16,486)	195,521	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D13)	12/20/26	1.000%(Q)	2,000	0.279%	$41,784	$(545)	$42,329	MSI
Federation of Malaysia (D13)	12/20/26	1.000%(Q)	4,000	0.281%	83,268	(1,089)	84,357	MSI
Federative Republic of Brazil (D13)	12/20/26	1.000%(Q)	12,000	0.729%	102,778	(3,267)	106,045	MSI
Kingdom of Saudi Arabia (D13)	12/20/26	1.000%(Q)	2,000	0.422%	33,904	(545)	34,449	MSI
People’s Republic of China (D13)	12/20/26	1.000%(Q)	12,000	0.428%	201,168	(3,267)	204,435	MSI
Republic of Argentina (D13)	12/20/26	1.000%(Q)	2,000	40.182%	(1,198,997)	(545)	(1,198,452)	MSI
Republic of Chile (D13)	12/20/26	1.000%(Q)	2,000	0.253%	43,217	(545)	43,762	MSI
Republic of Colombia (D13)	12/20/26	1.000%(Q)	5,000	0.901%	19,337	(1,361)	20,698	MSI
Republic of Indonesia (D13)	12/20/26	1.000%(Q)	9,000	0.456%	143,861	(2,450)	146,311	MSI
Republic of Panama (D13)	12/20/26	1.000%(Q)	2,000	1.403%	(19,224)	(545)	(18,679)	MSI
Republic of Peru (D13)	12/20/26	1.000%(Q)	2,000	0.347%	38,058	(545)	38,603	MSI
Republic of Philippines (D13)	12/20/26	1.000%(Q)	2,000	0.365%	36,971	(545)	37,516	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D13)	12/20/26	1.000%(Q)	11,000	1.481%	$(129,139)	$(2,995)	$(126,144)	MSI
Republic of Turkey (D13)	12/20/26	1.000%(Q)	12,000	2.528%	(470,385)	(3,267)	(467,118)	MSI
State of Qatar (D13)	12/20/26	1.000%(Q)	2,000	0.343%	38,261	(545)	38,806	MSI
United Mexican States (D13)	12/20/26	1.000%(Q)	11,000	0.447%	179,035	(2,995)	182,030	MSI
Emirate of Abu Dhabi (D14)	12/20/26	1.000%(Q)	4,000	0.279%	83,570	(1,089)	84,659	MSI
Federation of Malaysia (D14)	12/20/26	1.000%(Q)	8,000	0.281%	166,537	(2,178)	168,715	MSI
Federative Republic of Brazil (D14)	12/20/26	1.000%(Q)	24,000	0.729%	205,555	(6,534)	212,089	MSI
Kingdom of Saudi Arabia (D14)	12/20/26	1.000%(Q)	4,000	0.422%	67,809	(1,089)	68,898	MSI
People’s Republic of China (D14)	12/20/26	1.000%(Q)	24,000	0.428%	402,336	(6,534)	408,870	MSI
Republic of Argentina (D14)	12/20/26	1.000%(Q)	4,000	40.182%	(2,397,992)	(1,089)	(2,396,903)	MSI
Republic of Chile (D14)	12/20/26	1.000%(Q)	4,000	0.253%	86,436	(1,089)	87,525	MSI
Republic of Colombia (D14)	12/20/26	1.000%(Q)	10,000	0.901%	38,673	(2,723)	41,396	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D14)	12/20/26	1.000%(Q)	18,000	0.456%	$287,722	$(4,901)	$292,623	MSI
Republic of Panama (D14)	12/20/26	1.000%(Q)	4,000	1.403%	(38,446)	(1,089)	(37,357)	MSI
Republic of Peru (D14)	12/20/26	1.000%(Q)	4,000	0.347%	76,117	(1,089)	77,206	MSI
Republic of Philippines (D14)	12/20/26	1.000%(Q)	4,000	0.365%	73,943	(1,089)	75,032	MSI
Republic of South Africa (D14)	12/20/26	1.000%(Q)	22,000	1.481%	(258,278)	(5,990)	(252,288)	MSI
Republic of Turkey (D14)	12/20/26	1.000%(Q)	24,000	2.528%	(940,771)	(6,534)	(934,237)	MSI
State of Qatar (D14)	12/20/26	1.000%(Q)	4,000	0.343%	76,523	(1,089)	77,612	MSI
United Mexican States (D14)	12/20/26	1.000%(Q)	22,000	0.447%	358,070	(5,990)	364,060	MSI
Emirate of Abu Dhabi (D15)	06/20/26	1.000%(Q)	1,500	0.256%	27,227	(401)	27,628	BARC
Federation of Malaysia (D15)	06/20/26	1.000%(Q)	3,000	0.255%	54,470	(803)	55,273	BARC
Federative Republic of Brazil (D15)	06/20/26	1.000%(Q)	9,000	0.639%	84,479	(2,409)	86,888	BARC
Kingdom of Saudi Arabia (D15)	06/20/26	1.000%(Q)	1,500	0.379%	22,990	(401)	23,391	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D15)	06/20/26	1.000%(Q)	9,000	0.387%	$136,047	$(2,409)	$138,456	BARC
Republic of Argentina (D15)	06/20/26	1.000%(Q)	1,500	40.970%	(841,036)	(401)	(840,635)	BARC
Republic of Chile (D15)	06/20/26	1.000%(Q)	1,500	0.214%	28,673	(401)	29,074	BARC
Republic of Colombia (D15)	06/20/26	1.000%(Q)	3,750	0.766%	24,387	(1,004)	25,391	BARC
Republic of Indonesia (D15)	06/20/26	1.000%(Q)	6,750	0.410%	98,541	(1,807)	100,348	BARC
Republic of Panama (D15)	06/20/26	1.000%(Q)	1,500	1.307%	(8,579)	(401)	(8,178)	BARC
Republic of Peru (D15)	06/20/26	1.000%(Q)	1,500	0.291%	26,040	(401)	26,441	BARC
Republic of Philippines (D15)	06/20/26	1.000%(Q)	1,500	0.329%	24,677	(401)	25,078	BARC
Republic of South Africa (D15)	06/20/26	1.000%(Q)	7,500	1.289%	(39,821)	(2,007)	(37,814)	BARC
Republic of Turkey (D15)	06/20/26	1.000%(Q)	9,000	2.317%	(252,915)	(2,409)	(250,506)	BARC
State of Qatar (D15)	06/20/26	1.000%(Q)	1,500	0.314%	25,235	(401)	25,636	BARC
United Mexican States (D15)	06/20/26	1.000%(Q)	9,000	0.372%	139,394	(2,409)	141,803	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D16)	12/20/26	1.000%(Q)	300	0.279%	$6,268	$(97)	$6,365	BOA
Federation of Malaysia (D16)	12/20/26	1.000%(Q)	600	0.281%	12,491	(194)	12,685	BOA
Federative Republic of Brazil (D16)	12/20/26	1.000%(Q)	1,800	0.729%	15,417	(583)	16,000	BOA
Kingdom of Saudi Arabia (D16)	12/20/26	1.000%(Q)	300	0.422%	5,086	(97)	5,183	BOA
People’s Republic of China (D16)	12/20/26	1.000%(Q)	1,800	0.428%	30,175	(583)	30,758	BOA
Republic of Argentina (D16)	12/20/26	1.000%(Q)	300	40.182%	(179,849)	(97)	(179,752)	BOA
Republic of Chile (D16)	12/20/26	1.000%(Q)	300	0.253%	6,483	(97)	6,580	BOA
Republic of Colombia (D16)	12/20/26	1.000%(Q)	750	0.901%	2,900	(243)	3,143	BOA
Republic of Indonesia (D16)	12/20/26	1.000%(Q)	1,350	0.456%	21,579	(437)	22,016	BOA
Republic of Panama (D16)	12/20/26	1.000%(Q)	300	1.403%	(2,883)	(97)	(2,786)	BOA
Republic of Peru (D16)	12/20/26	1.000%(Q)	300	0.347%	5,709	(97)	5,806	BOA
Republic of Philippines (D16)	12/20/26	1.000%(Q)	300	0.365%	5,546	(97)	5,643	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D16)	12/20/26	1.000%(Q)	1,650	1.481%	$(19,370)	$(534)	$(18,836)	BOA
Republic of Turkey (D16)	12/20/26	1.000%(Q)	1,800	2.528%	(70,558)	(583)	(69,975)	BOA
State of Qatar (D16)	12/20/26	1.000%(Q)	300	0.343%	5,739	(97)	5,836	BOA
United Mexican States (D16)	12/20/26	1.000%(Q)	1,650	0.447%	26,856	(534)	27,390	BOA
Arab Republic of Egypt (D17)	06/20/28	1.000%(Q)	2,000	11.777%	(637,946)	(2,967)	(634,979)	MSI
Dominican Republic (D17)	06/20/28	1.000%(Q)	2,000	1.655%	(49,181)	(2,967)	(46,214)	MSI
Emirate of Abu Dhabi (D17)	06/20/28	1.000%(Q)	2,000	0.399%	50,855	(2,967)	53,822	MSI
Federation of Malaysia (D17)	06/20/28	1.000%(Q)	3,000	0.411%	74,781	(4,450)	79,231	MSI
Federative Republic of Brazil (D17)	06/20/28	1.000%(Q)	10,000	1.219%	(75,286)	(14,833)	(60,453)	MSI
Kingdom of Bahrain (D17)	06/20/28	1.000%(Q)	2,000	1.996%	(75,018)	(2,967)	(72,051)	MSI
Kingdom of Saudi Arabia (D17)	06/20/28	1.000%(Q)	4,000	0.554%	76,450	(5,933)	82,383	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D17)	06/20/28	1.000%(Q)	10,000	0.599%	$172,396	$(14,833)	$187,229	MSI
Republic of Argentina (D17)	06/20/28	1.000%(Q)	2,000	36.094%	(1,282,015)	(2,967)	(1,279,048)	MSI
Republic of Chile (D17)	06/20/28	1.000%(Q)	5,000	0.474%	112,092	(7,416)	119,508	MSI
Republic of Colombia (D17)	06/20/28	1.000%(Q)	7,000	1.514%	(134,100)	(10,383)	(123,717)	MSI
Republic of Indonesia (D17)	06/20/28	1.000%(Q)	9,000	0.682%	125,198	(13,350)	138,548	MSI
Republic of Panama (D17)	06/20/28	1.000%(Q)	2,000	1.853%	(64,275)	(2,967)	(61,308)	MSI
Republic of Peru (D17)	06/20/28	1.000%(Q)	3,000	0.613%	50,310	(4,450)	54,760	MSI
Republic of Philippines (D17)	06/20/28	1.000%(Q)	3,000	0.577%	54,545	(4,450)	58,995	MSI
Republic of South Africa (D17)	06/20/28	1.000%(Q)	10,000	2.109%	(420,335)	(14,833)	(405,502)	MSI
Republic of Turkey (D17)	06/20/28	1.000%(Q)	10,000	3.102%	(786,068)	(14,833)	(771,235)	MSI
State of Qatar (D17)	06/20/28	1.000%(Q)	2,000	0.455%	46,330	(2,967)	49,297	MSI
Sultanate of Oman (D17)	06/20/28	1.000%(Q)	2,000	1.068%	(3,014)	(2,967)	(47)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D17)	06/20/28	1.000%(Q)	10,000	0.795%	$94,112	$(14,833)	$108,945	MSI
Arab Republic of Egypt (D18)	06/20/28	1.000%(Q)	2,000	11.777%	(637,946)	(2,967)	(634,979)	MSI
Dominican Republic (D18)	06/20/28	1.000%(Q)	2,000	1.655%	(49,181)	(2,967)	(46,214)	MSI
Emirate of Abu Dhabi (D18)	06/20/28	1.000%(Q)	2,000	0.399%	50,855	(2,967)	53,822	MSI
Federation of Malaysia (D18)	06/20/28	1.000%(Q)	3,000	0.411%	74,781	(4,450)	79,231	MSI
Federative Republic of Brazil (D18)	06/20/28	1.000%(Q)	10,000	1.219%	(75,286)	(14,833)	(60,453)	MSI
Kingdom of Bahrain (D18)	06/20/28	1.000%(Q)	2,000	1.996%	(75,018)	(2,967)	(72,051)	MSI
Kingdom of Saudi Arabia (D18)	06/20/28	1.000%(Q)	4,000	0.554%	76,450	(5,933)	82,383	MSI
People’s Republic of China (D18)	06/20/28	1.000%(Q)	10,000	0.599%	172,396	(14,833)	187,229	MSI
Republic of Argentina (D18)	06/20/28	1.000%(Q)	2,000	36.094%	(1,282,015)	(2,967)	(1,279,048)	MSI
Republic of Chile (D18)	06/20/28	1.000%(Q)	5,000	0.474%	112,092	(7,416)	119,508	MSI
Republic of Colombia (D18)	06/20/28	1.000%(Q)	7,000	1.514%	(134,100)	(10,383)	(123,717)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D18)	06/20/28	1.000%(Q)	9,000	0.682%	$125,198	$(13,350)	$138,548	MSI
Republic of Panama (D18)	06/20/28	1.000%(Q)	2,000	1.853%	(64,275)	(2,967)	(61,308)	MSI
Republic of Peru (D18)	06/20/28	1.000%(Q)	3,000	0.613%	50,310	(4,450)	54,760	MSI
Republic of Philippines (D18)	06/20/28	1.000%(Q)	3,000	0.577%	54,545	(4,450)	58,995	MSI
Republic of South Africa (D18)	06/20/28	1.000%(Q)	10,000	2.109%	(420,335)	(14,833)	(405,502)	MSI
Republic of Turkey (D18)	06/20/28	1.000%(Q)	10,000	3.102%	(786,068)	(14,833)	(771,235)	MSI
State of Qatar (D18)	06/20/28	1.000%(Q)	2,000	0.455%	46,330	(2,967)	49,297	MSI
Sultanate of Oman (D18)	06/20/28	1.000%(Q)	2,000	1.068%	(3,014)	(2,967)	(47)	MSI
United Mexican States (D18)	06/20/28	1.000%(Q)	10,000	0.795%	94,112	(14,833)	108,945	MSI
Arab Republic of Egypt (D19)	06/20/28	1.000%(Q)	2,000	11.777%	(637,946)	(2,967)	(634,979)	BARC
Dominican Republic (D19)	06/20/28	1.000%(Q)	2,000	1.655%	(49,181)	(2,967)	(46,214)	BARC
Emirate of Abu Dhabi (D19)	06/20/28	1.000%(Q)	2,000	0.399%	50,855	(2,967)	53,822	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D19)	06/20/28	1.000%(Q)	3,000	0.411%	$74,781	$(4,450)	$79,231	BARC
Federative Republic of Brazil (D19)	06/20/28	1.000%(Q)	10,000	1.219%	(75,286)	(14,833)	(60,453)	BARC
Kingdom of Bahrain (D19)	06/20/28	1.000%(Q)	2,000	1.996%	(75,018)	(2,967)	(72,051)	BARC
Kingdom of Saudi Arabia (D19)	06/20/28	1.000%(Q)	4,000	0.554%	76,450	(5,933)	82,383	BARC
People’s Republic of China (D19)	06/20/28	1.000%(Q)	10,000	0.599%	172,396	(14,833)	187,229	BARC
Republic of Argentina (D19)	06/20/28	1.000%(Q)	2,000	36.094%	(1,282,015)	(2,967)	(1,279,048)	BARC
Republic of Chile (D19)	06/20/28	1.000%(Q)	5,000	0.474%	112,092	(7,416)	119,508	BARC
Republic of Colombia (D19)	06/20/28	1.000%(Q)	7,000	1.514%	(134,100)	(10,383)	(123,717)	BARC
Republic of Indonesia (D19)	06/20/28	1.000%(Q)	9,000	0.682%	125,198	(13,350)	138,548	BARC
Republic of Panama (D19)	06/20/28	1.000%(Q)	2,000	1.853%	(64,275)	(2,967)	(61,308)	BARC
Republic of Peru (D19)	06/20/28	1.000%(Q)	3,000	0.613%	50,310	(4,450)	54,760	BARC
Republic of Philippines (D19)	06/20/28	1.000%(Q)	3,000	0.577%	54,545	(4,450)	58,995	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D19)	06/20/28	1.000%(Q)	10,000	2.109%	$(420,335)	$(14,833)	$(405,502)	BARC
Republic of Turkey (D19)	06/20/28	1.000%(Q)	10,000	3.102%	(786,068)	(14,833)	(771,235)	BARC
State of Qatar (D19)	06/20/28	1.000%(Q)	2,000	0.455%	46,330	(2,967)	49,297	BARC
Sultanate of Oman (D19)	06/20/28	1.000%(Q)	2,000	1.068%	(3,014)	(2,967)	(47)	BARC
United Mexican States (D19)	06/20/28	1.000%(Q)	10,000	0.795%	94,112	(14,833)	108,945	BARC
Arab Republic of Egypt (D20)	12/20/27	1.000%(Q)	2,000	11.859%	(594,213)	(3,004)	(591,209)	MSI
Emirate of Abu Dhabi (D20)	12/20/27	1.000%(Q)	2,000	0.350%	49,270	(3,004)	52,274	MSI
Federation of Malaysia (D20)	12/20/27	1.000%(Q)	3,000	0.364%	72,335	(4,505)	76,840	MSI
Federative Republic of Brazil (D20)	12/20/27	1.000%(Q)	12,000	1.026%	3,233	(18,021)	21,254	MSI
Kingdom of Saudi Arabia (D20)	12/20/27	1.000%(Q)	2,000	0.506%	37,916	(3,004)	40,920	MSI
People’s Republic of China (D20)	12/20/27	1.000%(Q)	12,000	0.540%	212,325	(18,021)	230,346	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D20)	12/20/27	1.000%(Q)	2,000	37.106%	$(1,254,754)	$(3,004)	$(1,251,750)	MSI
Republic of Chile (D20)	12/20/27	1.000%(Q)	3,000	0.390%	69,673	(4,505)	74,178	MSI
Republic of Colombia (D20)	12/20/27	1.000%(Q)	6,000	1.278%	(52,164)	(9,011)	(43,153)	MSI
Republic of Indonesia (D20)	12/20/27	1.000%(Q)	10,000	0.603%	154,110	(15,018)	169,128	MSI
Republic of Panama (D20)	12/20/27	1.000%(Q)	2,000	1.672%	(44,786)	(3,004)	(41,782)	MSI
Republic of Peru (D20)	12/20/27	1.000%(Q)	3,000	0.520%	55,498	(4,505)	60,003	MSI
Republic of Philippines (D20)	12/20/27	1.000%(Q)	2,000	0.505%	37,931	(3,004)	40,935	MSI
Republic of South Africa (D20)	12/20/27	1.000%(Q)	11,000	1.886%	(328,936)	(16,520)	(312,416)	MSI
Republic of Turkey (D20)	12/20/27	1.000%(Q)	12,000	2.891%	(763,655)	(18,021)	(745,634)	MSI
State of Qatar (D20)	12/20/27	1.000%(Q)	2,000	0.409%	44,959	(3,004)	47,963	MSI
Sultanate of Oman (D20)	12/20/27	1.000%(Q)	2,000	0.947%	6,173	(3,004)	9,177	MSI
United Mexican States (D20)	12/20/27	1.000%(Q)	12,000	0.662%	160,086	(18,021)	178,107	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Arab Republic of Egypt (D21)	12/20/27	1.000%(Q)	2,000	11.859%	$(594,213)	$(3,004)	$(591,209)	BARC
Emirate of Abu Dhabi (D21)	12/20/27	1.000%(Q)	2,000	0.350%	49,270	(3,004)	52,274	BARC
Federation of Malaysia (D21)	12/20/27	1.000%(Q)	3,000	0.364%	72,335	(4,505)	76,840	BARC
Federative Republic of Brazil (D21)	12/20/27	1.000%(Q)	12,000	1.026%	3,233	(18,021)	21,254	BARC
Kingdom of Saudi Arabia (D21)	12/20/27	1.000%(Q)	2,000	0.506%	37,916	(3,004)	40,920	BARC
People’s Republic of China (D21)	12/20/27	1.000%(Q)	12,000	0.540%	212,325	(18,021)	230,346	BARC
Republic of Argentina (D21)	12/20/27	1.000%(Q)	2,000	37.106%	(1,254,754)	(3,004)	(1,251,750)	BARC
Republic of Chile (D21)	12/20/27	1.000%(Q)	3,000	0.390%	69,673	(4,505)	74,178	BARC
Republic of Colombia (D21)	12/20/27	1.000%(Q)	6,000	1.278%	(52,164)	(9,011)	(43,153)	BARC
Republic of Indonesia (D21)	12/20/27	1.000%(Q)	10,000	0.603%	154,110	(15,018)	169,128	BARC
Republic of Panama (D21)	12/20/27	1.000%(Q)	2,000	1.672%	(44,786)	(3,004)	(41,782)	BARC
Republic of Peru (D21)	12/20/27	1.000%(Q)	3,000	0.520%	55,498	(4,505)	60,003	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D21)	12/20/27	1.000%(Q)	2,000	0.505%	$37,931	$(3,004)	$40,935	BARC
Republic of South Africa (D21)	12/20/27	1.000%(Q)	11,000	1.886%	(328,936)	(16,520)	(312,416)	BARC
Republic of Turkey (D21)	12/20/27	1.000%(Q)	12,000	2.891%	(763,655)	(18,021)	(745,634)	BARC
State of Qatar (D21)	12/20/27	1.000%(Q)	2,000	0.409%	44,959	(3,004)	47,963	BARC
Sultanate of Oman (D21)	12/20/27	1.000%(Q)	2,000	0.947%	6,173	(3,004)	9,177	BARC
United Mexican States (D21)	12/20/27	1.000%(Q)	12,000	0.662%	160,086	(18,021)	178,107	BARC
Arab Republic of Egypt (D22)	06/20/28	1.000%(Q)	1,000	11.777%	(318,973)	(1,511)	(317,462)	BARC
Dominican Republic (D22)	06/20/28	1.000%(Q)	1,000	1.655%	(24,591)	(1,511)	(23,080)	BARC
Emirate of Abu Dhabi (D22)	06/20/28	1.000%(Q)	1,000	0.399%	25,427	(1,511)	26,938	BARC
Federation of Malaysia (D22)	06/20/28	1.000%(Q)	1,500	0.411%	37,390	(2,266)	39,656	BARC
Federative Republic of Brazil (D22)	06/20/28	1.000%(Q)	5,000	1.219%	(37,643)	(7,553)	(30,090)	BARC
Kingdom of Bahrain (D22)	06/20/28	1.000%(Q)	1,000	1.996%	(37,509)	(1,511)	(35,998)	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D22)	06/20/28	1.000%(Q)	2,000	0.554%	$38,225	$(3,021)	$41,246	BARC
People’s Republic of China (D22)	06/20/28	1.000%(Q)	5,000	0.599%	86,198	(7,553)	93,751	BARC
Republic of Argentina (D22)	06/20/28	1.000%(Q)	1,000	36.094%	(641,008)	(1,511)	(639,497)	BARC
Republic of Chile (D22)	06/20/28	1.000%(Q)	2,500	0.474%	56,046	(3,777)	59,823	BARC
Republic of Colombia (D22)	06/20/28	1.000%(Q)	3,500	1.514%	(67,050)	(5,287)	(61,763)	BARC
Republic of Indonesia (D22)	06/20/28	1.000%(Q)	4,500	0.682%	62,599	(6,798)	69,397	BARC
Republic of Panama (D22)	06/20/28	1.000%(Q)	1,000	1.853%	(32,138)	(1,511)	(30,627)	BARC
Republic of Peru (D22)	06/20/28	1.000%(Q)	1,500	0.613%	25,155	(2,266)	27,421	BARC
Republic of Philippines (D22)	06/20/28	1.000%(Q)	1,500	0.577%	27,273	(2,266)	29,539	BARC
Republic of South Africa (D22)	06/20/28	1.000%(Q)	5,000	2.109%	(210,167)	(7,553)	(202,614)	BARC
Republic of Turkey (D22)	06/20/28	1.000%(Q)	5,000	3.102%	(393,034)	(7,553)	(385,481)	BARC
State of Qatar (D22)	06/20/28	1.000%(Q)	1,000	0.455%	23,165	(1,511)	24,676	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Sultanate of Oman (D22)	06/20/28	1.000%(Q)	1,000	1.068%	$(1,507)	$(1,511)	$4	BARC
United Mexican States (D22)	06/20/28	1.000%(Q)	5,000	0.795%	47,056	(7,553)	54,609	BARC
Arab Republic of Egypt (D23)	06/20/28	1.000%(Q)	2,000	11.777%	(637,945)	(3,021)	(634,924)	MSI
Dominican Republic (D23)	06/20/28	1.000%(Q)	2,000	1.655%	(49,180)	(3,021)	(46,159)	MSI
Emirate of Abu Dhabi (D23)	06/20/28	1.000%(Q)	2,000	0.399%	50,855	(3,021)	53,876	MSI
Federation of Malaysia (D23)	06/20/28	1.000%(Q)	3,000	0.411%	74,781	(4,532)	79,313	MSI
Federative Republic of Brazil (D23)	06/20/28	1.000%(Q)	10,000	1.219%	(75,286)	(15,107)	(60,179)	MSI
Kingdom of Bahrain (D23)	06/20/28	1.000%(Q)	2,000	1.996%	(75,017)	(3,021)	(71,996)	MSI
Kingdom of Saudi Arabia (D23)	06/20/28	1.000%(Q)	4,000	0.554%	76,450	(6,043)	82,493	MSI
People’s Republic of China (D23)	06/20/28	1.000%(Q)	10,000	0.599%	172,395	(15,107)	187,502	MSI
Republic of Argentina (D23)	06/20/28	1.000%(Q)	2,000	36.094%	(1,282,014)	(3,021)	(1,278,993)	MSI
Republic of Chile (D23)	06/20/28	1.000%(Q)	5,000	0.474%	112,092	(7,553)	119,645	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D23)	06/20/28	1.000%(Q)	7,000	1.514%	$(134,100)	$(10,575)	$(123,525)	MSI
Republic of Indonesia (D23)	06/20/28	1.000%(Q)	9,000	0.682%	125,199	(13,596)	138,795	MSI
Republic of Panama (D23)	06/20/28	1.000%(Q)	2,000	1.853%	(64,274)	(3,021)	(61,253)	MSI
Republic of Peru (D23)	06/20/28	1.000%(Q)	3,000	0.613%	50,310	(4,532)	54,842	MSI
Republic of Philippines (D23)	06/20/28	1.000%(Q)	3,000	0.577%	54,545	(4,532)	59,077	MSI
Republic of South Africa (D23)	06/20/28	1.000%(Q)	10,000	2.109%	(420,335)	(15,107)	(405,228)	MSI
Republic of Turkey (D23)	06/20/28	1.000%(Q)	10,000	3.102%	(786,068)	(15,107)	(770,961)	MSI
State of Qatar (D23)	06/20/28	1.000%(Q)	2,000	0.455%	46,331	(3,021)	49,352	MSI
Sultanate of Oman (D23)	06/20/28	1.000%(Q)	2,000	1.068%	(3,013)	(3,021)	8	MSI
United Mexican States (D23)	06/20/28	1.000%(Q)	10,000	0.795%	94,112	(15,107)	109,219	MSI
Arab Republic of Egypt (D24)	06/20/28	1.000%(Q)	2,000	11.777%	(637,945)	(3,131)	(634,814)	MSI
Dominican Republic (D24)	06/20/28	1.000%(Q)	2,000	1.655%	(49,180)	(3,131)	(46,049)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D24)	06/20/28	1.000%(Q)	2,000	0.399%	$50,855	$(3,131)	$53,986	MSI
Federation of Malaysia (D24)	06/20/28	1.000%(Q)	3,000	0.411%	74,780	(4,697)	79,477	MSI
Federative Republic of Brazil (D24)	06/20/28	1.000%(Q)	10,000	1.219%	(75,287)	(15,656)	(59,631)	MSI
Kingdom of Bahrain (D24)	06/20/28	1.000%(Q)	2,000	1.996%	(75,017)	(3,131)	(71,886)	MSI
Kingdom of Saudi Arabia (D24)	06/20/28	1.000%(Q)	4,000	0.554%	76,450	(6,262)	82,712	MSI
People’s Republic of China (D24)	06/20/28	1.000%(Q)	10,000	0.599%	172,395	(15,656)	188,051	MSI
Republic of Argentina (D24)	06/20/28	1.000%(Q)	2,000	36.094%	(1,282,014)	(3,131)	(1,278,883)	MSI
Republic of Chile (D24)	06/20/28	1.000%(Q)	5,000	0.474%	112,091	(7,828)	119,919	MSI
Republic of Colombia (D24)	06/20/28	1.000%(Q)	7,000	1.514%	(134,100)	(10,959)	(123,141)	MSI
Republic of Indonesia (D24)	06/20/28	1.000%(Q)	9,000	0.682%	125,199	(14,090)	139,289	MSI
Republic of Panama (D24)	06/20/28	1.000%(Q)	2,000	1.853%	(64,275)	(3,131)	(61,144)	MSI
Republic of Peru (D24)	06/20/28	1.000%(Q)	3,000	0.613%	50,310	(4,697)	55,007	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D24)	06/20/28	1.000%(Q)	3,000	0.577%	$54,545	$(4,697)	$59,242	MSI
Republic of South Africa (D24)	06/20/28	1.000%(Q)	10,000	2.109%	(420,335)	(15,656)	(404,679)	MSI
Republic of Turkey (D24)	06/20/28	1.000%(Q)	10,000	3.102%	(786,068)	(15,656)	(770,412)	MSI
State of Qatar (D24)	06/20/28	1.000%(Q)	2,000	0.455%	46,331	(3,131)	49,462	MSI
Sultanate of Oman (D24)	06/20/28	1.000%(Q)	2,000	1.068%	(3,013)	(3,131)	118	MSI
United Mexican States (D24)	06/20/28	1.000%(Q)	10,000	0.795%	94,112	(15,656)	109,768	MSI
Arab Republic of Egypt (D25)	12/20/28	1.000%(Q)	2,250	11.712%	(762,676)	(3,787)	(758,889)	MSI
Dominican Republic (D25)	12/20/28	1.000%(Q)	2,250	1.824%	(77,459)	(3,787)	(73,672)	MSI
Federal Republic of Nigeria (D25)	12/20/28	1.000%(Q)	2,250	5.558%	(395,158)	(3,787)	(391,371)	MSI
Federative Republic of Brazil (D25)	12/20/28	1.000%(Q)	9,250	1.372%	(139,186)	(15,568)	(123,618)	MSI
Kingdom of Bahrain (D25)	12/20/28	1.000%(Q)	2,250	2.101%	(102,888)	(3,787)	(99,101)	MSI
Kingdom of Morocco (D25)	12/20/28	1.000%(Q)	2,250	1.056%	(2,806)	(3,787)	981	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D25)	12/20/28	1.000%(Q)	2,250	35.270%	$(1,469,684)	$(3,787)	$(1,465,897)	MSI
Republic of Colombia (D25)	12/20/28	1.000%(Q)	6,500	1.700%	(189,789)	(10,940)	(178,849)	MSI
Republic of South Africa (D25)	12/20/28	1.000%(Q)	9,250	2.284%	(496,109)	(15,568)	(480,541)	MSI
Republic of Turkey (D25)	12/20/28	1.000%(Q)	9,250	3.268%	(858,752)	(15,568)	(843,184)	MSI
Sultanate of Oman (D25)	12/20/28	1.000%(Q)	2,250	1.163%	(13,408)	(3,787)	(9,621)	MSI
Arab Republic of Egypt (D26)	06/20/28	1.000%(Q)	2,000	11.777%	(637,945)	(4,582)	(633,363)	BARC
Dominican Republic (D26)	06/20/28	1.000%(Q)	2,000	1.655%	(49,180)	(4,582)	(44,598)	BARC
Emirate of Abu Dhabi (D26)	06/20/28	1.000%(Q)	2,000	0.399%	50,855	(4,582)	55,437	BARC
Federation of Malaysia (D26)	06/20/28	1.000%(Q)	3,000	0.411%	74,781	(6,873)	81,654	BARC
Federative Republic of Brazil (D26)	06/20/28	1.000%(Q)	10,000	1.219%	(75,286)	(22,910)	(52,376)	BARC
Kingdom of Bahrain (D26)	06/20/28	1.000%(Q)	2,000	1.996%	(75,017)	(4,582)	(70,435)	BARC
Kingdom of Saudi Arabia (D26)	06/20/28	1.000%(Q)	4,000	0.554%	76,450	(9,164)	85,614	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D26)	06/20/28	1.000%(Q)	10,000	0.599%	$172,396	$(22,910)	$195,306	BARC
Republic of Argentina (D26)	06/20/28	1.000%(Q)	2,000	36.094%	(1,282,015)	(4,582)	(1,277,433)	BARC
Republic of Chile (D26)	06/20/28	1.000%(Q)	5,000	0.474%	112,092	(11,455)	123,547	BARC
Republic of Colombia (D26)	06/20/28	1.000%(Q)	7,000	1.514%	(134,100)	(16,037)	(118,063)	BARC
Republic of Indonesia (D26)	06/20/28	1.000%(Q)	9,000	0.682%	125,199	(20,619)	145,818	BARC
Republic of Panama (D26)	06/20/28	1.000%(Q)	2,000	1.853%	(64,275)	(4,582)	(59,693)	BARC
Republic of Peru (D26)	06/20/28	1.000%(Q)	3,000	0.613%	50,310	(6,873)	57,183	BARC
Republic of Philippines (D26)	06/20/28	1.000%(Q)	3,000	0.577%	54,545	(6,873)	61,418	BARC
Republic of South Africa (D26)	06/20/28	1.000%(Q)	10,000	2.109%	(420,335)	(22,910)	(397,425)	BARC
Republic of Turkey (D26)	06/20/28	1.000%(Q)	10,000	3.102%	(786,068)	(22,910)	(763,158)	BARC
State of Qatar (D26)	06/20/28	1.000%(Q)	2,000	0.455%	46,331	(4,582)	50,913	BARC
Sultanate of Oman (D26)	06/20/28	1.000%(Q)	2,000	1.068%	(3,013)	(4,582)	1,569	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D26)	06/20/28	1.000%(Q)	10,000	0.795%	$94,112	$(22,910)	$117,022	BARC
Arab Republic of Egypt (D27)	06/20/28	1.000%(Q)	2,000	11.777%	(637,946)	(4,639)	(633,307)	MSI
Dominican Republic (D27)	06/20/28	1.000%(Q)	2,000	1.655%	(49,181)	(4,639)	(44,542)	MSI
Emirate of Abu Dhabi (D27)	06/20/28	1.000%(Q)	2,000	0.399%	50,855	(4,639)	55,494	MSI
Federation of Malaysia (D27)	06/20/28	1.000%(Q)	3,000	0.411%	74,781	(6,958)	81,739	MSI
Federative Republic of Brazil (D27)	06/20/28	1.000%(Q)	10,000	1.219%	(75,286)	(23,194)	(52,092)	MSI
Kingdom of Bahrain (D27)	06/20/28	1.000%(Q)	2,000	1.996%	(75,018)	(4,639)	(70,379)	MSI
Kingdom of Saudi Arabia (D27)	06/20/28	1.000%(Q)	4,000	0.554%	76,450	(9,277)	85,727	MSI
People’s Republic of China (D27)	06/20/28	1.000%(Q)	10,000	0.599%	172,395	(23,194)	195,589	MSI
Republic of Argentina (D27)	06/20/28	1.000%(Q)	2,000	36.094%	(1,282,015)	(4,639)	(1,277,376)	MSI
Republic of Chile (D27)	06/20/28	1.000%(Q)	5,000	0.474%	112,091	(11,597)	123,688	MSI
Republic of Colombia (D27)	06/20/28	1.000%(Q)	7,000	1.514%	(134,099)	(16,235)	(117,864)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D27)	06/20/28	1.000%(Q)	9,000	0.682%	$125,199	$(20,874)	$146,073	MSI
Republic of Panama (D27)	06/20/28	1.000%(Q)	2,000	1.853%	(64,275)	(4,639)	(59,636)	MSI
Republic of Peru (D27)	06/20/28	1.000%(Q)	3,000	0.613%	50,311	(6,958)	57,269	MSI
Republic of Philippines (D27)	06/20/28	1.000%(Q)	3,000	0.577%	54,545	(6,958)	61,503	MSI
Republic of South Africa (D27)	06/20/28	1.000%(Q)	10,000	2.109%	(420,335)	(23,194)	(397,141)	MSI
Republic of Turkey (D27)	06/20/28	1.000%(Q)	10,000	3.102%	(786,068)	(23,194)	(762,874)	MSI
State of Qatar (D27)	06/20/28	1.000%(Q)	2,000	0.455%	46,330	(4,639)	50,969	MSI
Sultanate of Oman (D27)	06/20/28	1.000%(Q)	2,000	1.068%	(3,014)	(4,639)	1,625	MSI
United Mexican States (D27)	06/20/28	1.000%(Q)	10,000	0.795%	94,112	(23,194)	117,306	MSI
Arab Republic of Egypt (D28)	12/20/28	1.000%(Q)	2,925	11.712%	(991,478)	(6,804)	(984,674)	BARC
Dominican Republic (D28)	12/20/28	1.000%(Q)	2,925	1.824%	(100,696)	(6,804)	(93,892)	BARC
Federal Republic of Nigeria (D28)	12/20/28	1.000%(Q)	2,925	5.558%	(513,704)	(6,804)	(506,900)	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D28)	12/20/28	1.000%(Q)	12,025	1.372%	$(180,942)	$(27,974)	$(152,968)	BARC
Kingdom of Bahrain (D28)	12/20/28	1.000%(Q)	2,925	2.101%	(133,754)	(6,804)	(126,950)	BARC
Kingdom of Morocco (D28)	12/20/28	1.000%(Q)	2,925	1.056%	(3,647)	(6,804)	3,157	BARC
Republic of Argentina (D28)	12/20/28	1.000%(Q)	2,925	35.270%	(1,910,589)	(6,804)	(1,903,785)	BARC
Republic of Colombia (D28)	12/20/28	1.000%(Q)	8,450	1.700%	(246,725)	(19,657)	(227,068)	BARC
Republic of South Africa (D28)	12/20/28	1.000%(Q)	12,025	2.284%	(644,942)	(27,974)	(616,968)	BARC
Republic of Turkey (D28)	12/20/28	1.000%(Q)	12,025	3.268%	(1,116,378)	(27,974)	(1,088,404)	BARC
Sultanate of Oman (D28)	12/20/28	1.000%(Q)	2,925	1.163%	(17,430)	(6,804)	(10,626)	BARC
Arab Republic of Egypt (D29)	06/20/28	1.000%(Q)	700	11.777%	(223,281)	(1,624)	(221,657)	BARC
Dominican Republic (D29)	06/20/28	1.000%(Q)	700	1.655%	(17,214)	(1,624)	(15,590)	BARC
Emirate of Abu Dhabi (D29)	06/20/28	1.000%(Q)	700	0.399%	17,799	(1,624)	19,423	BARC
Federation of Malaysia (D29)	06/20/28	1.000%(Q)	1,050	0.411%	26,174	(2,435)	28,609	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D29)	06/20/28	1.000%(Q)	3,500	1.219%	$(26,350)	$(8,118)	$(18,232)	BARC
Kingdom of Bahrain (D29)	06/20/28	1.000%(Q)	700	1.996%	(26,257)	(1,624)	(24,633)	BARC
Kingdom of Saudi Arabia (D29)	06/20/28	1.000%(Q)	1,400	0.554%	26,758	(3,247)	30,005	BARC
People’s Republic of China (D29)	06/20/28	1.000%(Q)	3,500	0.599%	60,338	(8,118)	68,456	BARC
Republic of Argentina (D29)	06/20/28	1.000%(Q)	700	36.094%	(448,706)	(1,624)	(447,082)	BARC
Republic of Chile (D29)	06/20/28	1.000%(Q)	1,750	0.474%	39,232	(4,059)	43,291	BARC
Republic of Colombia (D29)	06/20/28	1.000%(Q)	2,450	1.514%	(46,935)	(5,682)	(41,253)	BARC
Republic of Indonesia (D29)	06/20/28	1.000%(Q)	3,150	0.682%	43,819	(7,306)	51,125	BARC
Republic of Panama (D29)	06/20/28	1.000%(Q)	700	1.853%	(22,497)	(1,624)	(20,873)	BARC
Republic of Peru (D29)	06/20/28	1.000%(Q)	1,050	0.613%	17,609	(2,435)	20,044	BARC
Republic of Philippines (D29)	06/20/28	1.000%(Q)	1,050	0.577%	19,091	(2,435)	21,526	BARC
Republic of South Africa (D29)	06/20/28	1.000%(Q)	3,500	2.109%	(147,117)	(8,118)	(138,999)	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D29)	06/20/28	1.000%(Q)	3,500	3.102%	$(275,124)	$(8,118)	$(267,006)	BARC
State of Qatar (D29)	06/20/28	1.000%(Q)	700	0.455%	16,215	(1,624)	17,839	BARC
Sultanate of Oman (D29)	06/20/28	1.000%(Q)	700	1.068%	(1,055)	(1,624)	569	BARC
United Mexican States (D29)	06/20/28	1.000%(Q)	3,500	0.795%	32,939	(8,118)	41,057	BARC
Arab Republic of Egypt (D30)	12/20/27	1.000%(Q)	2,000	11.859%	(594,212)	(872)	(593,340)	MSI
Emirate of Abu Dhabi (D30)	12/20/27	1.000%(Q)	2,000	0.350%	49,271	(872)	50,143	MSI
Federation of Malaysia (D30)	12/20/27	1.000%(Q)	3,000	0.364%	72,336	(1,308)	73,644	MSI
Federative Republic of Brazil (D30)	12/20/27	1.000%(Q)	12,000	1.026%	3,232	(5,234)	8,466	MSI
Kingdom of Saudi Arabia (D30)	12/20/27	1.000%(Q)	2,000	0.506%	37,917	(872)	38,789	MSI
People’s Republic of China (D30)	12/20/27	1.000%(Q)	12,000	0.540%	212,324	(5,234)	217,558	MSI
Republic of Argentina (D30)	12/20/27	1.000%(Q)	2,000	37.106%	(1,254,754)	(872)	(1,253,882)	MSI
Republic of Chile (D30)	12/20/27	1.000%(Q)	3,000	0.390%	69,673	(1,308)	70,981	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D30)	12/20/27	1.000%(Q)	6,000	1.278%	$(52,164)	$(2,617)	$(49,547)	MSI
Republic of Indonesia (D30)	12/20/27	1.000%(Q)	10,000	0.603%	154,111	(4,361)	158,472	MSI
Republic of Panama (D30)	12/20/27	1.000%(Q)	2,000	1.672%	(44,785)	(872)	(43,913)	MSI
Republic of Peru (D30)	12/20/27	1.000%(Q)	3,000	0.520%	55,498	(1,308)	56,806	MSI
Republic of Philippines (D30)	12/20/27	1.000%(Q)	2,000	0.505%	37,932	(872)	38,804	MSI
Republic of South Africa (D30)	12/20/27	1.000%(Q)	11,000	1.886%	(328,936)	(4,798)	(324,138)	MSI
Republic of Turkey (D30)	12/20/27	1.000%(Q)	12,000	2.891%	(763,656)	(5,234)	(758,422)	MSI
State of Qatar (D30)	12/20/27	1.000%(Q)	2,000	0.409%	44,959	(872)	45,831	MSI
Sultanate of Oman (D30)	12/20/27	1.000%(Q)	2,000	0.947%	6,174	(872)	7,046	MSI
United Mexican States (D30)	12/20/27	1.000%(Q)	12,000	0.662%	160,085	(5,234)	165,319	MSI
Arab Republic of Egypt (D31)	12/20/27	1.000%(Q)	2,000	11.859%	(594,212)	(927)	(593,285)	MSI
Emirate of Abu Dhabi (D31)	12/20/27	1.000%(Q)	2,000	0.350%	49,271	(927)	50,198	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D31)	12/20/27	1.000%(Q)	3,000	0.364%	$72,335	$(1,391)	$73,726	MSI
Federative Republic of Brazil (D31)	12/20/27	1.000%(Q)	12,000	1.026%	3,232	(5,565)	8,797	MSI
Kingdom of Saudi Arabia (D31)	12/20/27	1.000%(Q)	2,000	0.506%	37,917	(927)	38,844	MSI
People’s Republic of China (D31)	12/20/27	1.000%(Q)	12,000	0.540%	212,324	(5,565)	217,889	MSI
Republic of Argentina (D31)	12/20/27	1.000%(Q)	2,000	37.106%	(1,254,754)	(927)	(1,253,827)	MSI
Republic of Chile (D31)	12/20/27	1.000%(Q)	3,000	0.390%	69,672	(1,391)	71,063	MSI
Republic of Colombia (D31)	12/20/27	1.000%(Q)	6,000	1.278%	(52,163)	(2,782)	(49,381)	MSI
Republic of Indonesia (D31)	12/20/27	1.000%(Q)	10,000	0.603%	154,111	(4,637)	158,748	MSI
Republic of Panama (D31)	12/20/27	1.000%(Q)	2,000	1.672%	(44,785)	(927)	(43,858)	MSI
Republic of Peru (D31)	12/20/27	1.000%(Q)	3,000	0.520%	55,498	(1,391)	56,889	MSI
Republic of Philippines (D31)	12/20/27	1.000%(Q)	2,000	0.505%	37,932	(927)	38,859	MSI
Republic of South Africa (D31)	12/20/27	1.000%(Q)	11,000	1.886%	(328,936)	(5,101)	(323,835)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D31)	12/20/27	1.000%(Q)	12,000	2.891%	$(763,656)	$(5,565)	$(758,091)	MSI
State of Qatar (D31)	12/20/27	1.000%(Q)	2,000	0.409%	44,959	(927)	45,886	MSI
Sultanate of Oman (D31)	12/20/27	1.000%(Q)	2,000	0.947%	6,174	(927)	7,101	MSI
United Mexican States (D31)	12/20/27	1.000%(Q)	12,000	0.662%	160,085	(5,565)	165,650	MSI
Arab Republic of Egypt (D32)	12/20/28	1.000%(Q)	2,000	11.712%	(677,933)	(1,152)	(676,781)	BARC
Dominican Republic (D32)	12/20/28	1.000%(Q)	2,000	1.824%	(68,852)	(1,152)	(67,700)	BARC
Emirate of Abu Dhabi (D32)	12/20/28	1.000%(Q)	2,000	0.438%	52,405	(1,152)	53,557	BARC
Federal Republic of Nigeria (D32)	12/20/28	1.000%(Q)	2,000	5.558%	(351,251)	(1,152)	(350,099)	BARC
Federation of Malaysia (D32)	12/20/28	1.000%(Q)	3,000	0.447%	77,169	(1,729)	78,898	BARC
Federative Republic of Brazil (D32)	12/20/28	1.000%(Q)	9,000	1.372%	(135,424)	(5,186)	(130,238)	BARC
Kingdom of Bahrain (D32)	12/20/28	1.000%(Q)	2,000	2.101%	(91,456)	(1,152)	(90,304)	BARC
Kingdom of Morocco (D32)	12/20/28	1.000%(Q)	2,000	1.056%	(2,494)	(1,152)	(1,342)	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D32)	12/20/28	1.000%(Q)	4,000	0.592%	$77,053	$(2,305)	$79,358	BARC
People’s Republic of China (D32)	12/20/28	1.000%(Q)	9,000	0.646%	151,175	(5,186)	156,361	BARC
Republic of Argentina (D32)	12/20/28	1.000%(Q)	2,000	35.270%	(1,306,385)	(1,152)	(1,305,233)	BARC
Republic of Chile (D32)	12/20/28	1.000%(Q)	7,000	0.541%	151,427	(4,034)	155,461	BARC
Republic of Colombia (D32)	12/20/28	1.000%(Q)	6,000	1.700%	(175,189)	(3,457)	(171,732)	BARC
Republic of Indonesia (D32)	12/20/28	1.000%(Q)	9,000	0.744%	112,076	(5,186)	117,262	BARC
Republic of Panama (D32)	12/20/28	1.000%(Q)	2,000	1.997%	(82,994)	(1,152)	(81,842)	BARC
Republic of Peru (D32)	12/20/28	1.000%(Q)	3,000	0.687%	45,259	(1,729)	46,988	BARC
Republic of Philippines (D32)	12/20/28	1.000%(Q)	3,000	0.633%	52,255	(1,729)	53,984	BARC
Republic of South Africa (D32)	12/20/28	1.000%(Q)	9,000	2.284%	(482,700)	(5,186)	(477,514)	BARC
Republic of Turkey (D32)	12/20/28	1.000%(Q)	9,000	3.268%	(835,543)	(5,186)	(830,357)	BARC
State of Qatar (D32)	12/20/28	1.000%(Q)	2,000	0.491%	47,673	(1,152)	48,825	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Sultanate of Oman (D32)	12/20/28	1.000%(Q)	2,000	1.163%	$(11,918)	$(1,152)	$(10,766)	BARC
United Mexican States (D32)	12/20/28	1.000%(Q)	9,000	0.900%	50,382	(5,186)	55,568	BARC
Arab Republic of Egypt (D33)	12/20/28	1.000%(Q)	1,000	11.712%	(338,967)	(576)	(338,391)	GSI
Dominican Republic (D33)	12/20/28	1.000%(Q)	1,000	1.824%	(34,426)	(576)	(33,850)	GSI
Emirate of Abu Dhabi (D33)	12/20/28	1.000%(Q)	1,000	0.438%	26,203	(576)	26,779	GSI
Federal Republic of Nigeria (D33)	12/20/28	1.000%(Q)	1,000	5.558%	(175,625)	(576)	(175,049)	GSI
Federation of Malaysia (D33)	12/20/28	1.000%(Q)	1,500	0.447%	38,585	(864)	39,449	GSI
Federative Republic of Brazil (D33)	12/20/28	1.000%(Q)	4,500	1.372%	(67,712)	(2,593)	(65,119)	GSI
Kingdom of Bahrain (D33)	12/20/28	1.000%(Q)	1,000	2.101%	(45,728)	(576)	(45,152)	GSI
Kingdom of Morocco (D33)	12/20/28	1.000%(Q)	1,000	1.056%	(1,247)	(576)	(671)	GSI
Kingdom of Saudi Arabia (D33)	12/20/28	1.000%(Q)	2,000	0.592%	38,527	(1,152)	39,679	GSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D33)	12/20/28	1.000%(Q)	4,500	0.646%	$75,588	$(2,593)	$78,181	GSI
Republic of Argentina (D33)	12/20/28	1.000%(Q)	1,000	35.270%	(653,193)	(576)	(652,617)	GSI
Republic of Chile (D33)	12/20/28	1.000%(Q)	3,500	0.541%	75,713	(2,017)	77,730	GSI
Republic of Colombia (D33)	12/20/28	1.000%(Q)	3,000	1.700%	(87,595)	(1,729)	(85,866)	GSI
Republic of Indonesia (D33)	12/20/28	1.000%(Q)	4,500	0.744%	56,038	(2,593)	58,631	GSI
Republic of Panama (D33)	12/20/28	1.000%(Q)	1,000	1.997%	(41,497)	(576)	(40,921)	GSI
Republic of Peru (D33)	12/20/28	1.000%(Q)	1,500	0.687%	22,630	(864)	23,494	GSI
Republic of Philippines (D33)	12/20/28	1.000%(Q)	1,500	0.633%	26,128	(864)	26,992	GSI
Republic of South Africa (D33)	12/20/28	1.000%(Q)	4,500	2.284%	(241,350)	(2,593)	(238,757)	GSI
Republic of Turkey (D33)	12/20/28	1.000%(Q)	4,500	3.268%	(417,771)	(2,593)	(415,178)	GSI
State of Qatar (D33)	12/20/28	1.000%(Q)	1,000	0.491%	23,836	(576)	24,412	GSI
Sultanate of Oman (D33)	12/20/28	1.000%(Q)	1,000	1.163%	(5,959)	(576)	(5,383)	GSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D33)	12/20/28	1.000%(Q)	4,500	0.900%	$25,191	$(2,593)	$27,784	GSI
Arab Republic of Egypt (D34)	06/20/28	1.000%(Q)	1,000	11.777%	(318,972)	(575)	(318,397)	BARC
Dominican Republic (D34)	06/20/28	1.000%(Q)	1,000	1.655%	(24,590)	(575)	(24,015)	BARC
Emirate of Abu Dhabi (D34)	06/20/28	1.000%(Q)	1,000	0.399%	25,428	(575)	26,003	BARC
Federation of Malaysia (D34)	06/20/28	1.000%(Q)	1,500	0.411%	37,391	(863)	38,254	BARC
Federative Republic of Brazil (D34)	06/20/28	1.000%(Q)	5,000	1.219%	(37,643)	(2,877)	(34,766)	BARC
Kingdom of Bahrain (D34)	06/20/28	1.000%(Q)	1,000	1.996%	(37,508)	(575)	(36,933)	BARC
Kingdom of Saudi Arabia (D34)	06/20/28	1.000%(Q)	2,000	0.554%	38,225	(1,151)	39,376	BARC
People’s Republic of China (D34)	06/20/28	1.000%(Q)	5,000	0.599%	86,198	(2,877)	89,075	BARC
Republic of Argentina (D34)	06/20/28	1.000%(Q)	1,000	36.094%	(641,007)	(575)	(640,432)	BARC
Republic of Chile (D34)	06/20/28	1.000%(Q)	2,500	0.474%	56,045	(1,439)	57,484	BARC
Republic of Colombia (D34)	06/20/28	1.000%(Q)	3,500	1.514%	(67,050)	(2,014)	(65,036)	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D34)	06/20/28	1.000%(Q)	4,500	0.682%	$62,600	$(2,589)	$65,189	BARC
Republic of Panama (D34)	06/20/28	1.000%(Q)	1,000	1.853%	(32,137)	(575)	(31,562)	BARC
Republic of Peru (D34)	06/20/28	1.000%(Q)	1,500	0.613%	25,155	(863)	26,018	BARC
Republic of Philippines (D34)	06/20/28	1.000%(Q)	1,500	0.577%	27,273	(863)	28,136	BARC
Republic of South Africa (D34)	06/20/28	1.000%(Q)	5,000	2.109%	(210,167)	(2,877)	(207,290)	BARC
Republic of Turkey (D34)	06/20/28	1.000%(Q)	5,000	3.102%	(393,034)	(2,877)	(390,157)	BARC
State of Qatar (D34)	06/20/28	1.000%(Q)	1,000	0.455%	23,166	(575)	23,741	BARC
Sultanate of Oman (D34)	06/20/28	1.000%(Q)	1,000	1.068%	(1,506)	(575)	(931)	BARC
United Mexican States (D34)	06/20/28	1.000%(Q)	5,000	0.795%	47,056	(2,877)	49,933	BARC
ADT Security Corp. (D35)	12/20/24	0.250%(Q)	5,000	0.479%	(8,509)	(1,060)	(7,449)	CITI
AES Corp. (The) (D35)	12/20/24	0.250%(Q)	5,000	0.364%	(3,495)	(1,060)	(2,435)	CITI
Ally Financial, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.665%	(16,588)	(1,060)	(15,528)	CITI
Alstom S.A. (D35)	12/20/24	0.250%(Q)	5,000	0.902%	(26,850)	(1,060)	(25,790)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
American Axle & Manufacturing, Inc. (D35)	12/20/24	0.250%(Q)	5,000	1.253%	$(42,037)	$(1,060)	$(40,977)	CITI
Amkor Technology, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.311%	(1,180)	(1,060)	(120)	CITI
Anglo American PLC (D35)	12/20/24	0.250%(Q)	5,000	0.307%	(987)	(1,060)	73	CITI
Anywhere Real Estate Group LLC (D35)	12/20/24	0.250%(Q)	5,000	5.632%	(224,802)	(1,060)	(223,742)	CITI
Apache Corp. (D35)	12/20/24	0.250%(Q)	5,000	0.273%	508	(1,060)	1,568	CITI
ArcelorMittal S.A. (D35)	12/20/24	0.250%(Q)	5,000	0.349%	(2,825)	(1,060)	(1,765)	CITI
Arrow Electronics, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.257%	1,193	(1,060)	2,253	CITI
Ashland LLC (D35)	12/20/24	0.250%(Q)	5,000	0.210%	3,236	(1,060)	4,296	CITI
AT&T, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.450%	(7,237)	(1,060)	(6,177)	CITI
Avient Corp. (D35)	12/20/24	0.250%(Q)	5,000	0.305%	(900)	(1,060)	160	CITI
Avis Budget Group, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.775%	(21,354)	(1,060)	(20,294)	CITI
Avnet, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.270%	607	(1,060)	1,667	CITI
Bath & Body Works, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.296%	(537)	(1,060)	523	CITI
Beazer Homes USA, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.465%	(7,865)	(1,060)	(6,805)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Best Buy Co., Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.237%	$2,069	$(1,060)	$3,129	CITI
Boeing Co. (D35)	12/20/24	0.250%(Q)	5,000	0.390%	(4,615)	(1,060)	(3,555)	CITI
Boyd Gaming Corp. (D35)	12/20/24	0.250%(Q)	5,000	0.276%	362	(1,060)	1,422	CITI
British Telecommunications PLC (D35)	12/20/24	0.250%(Q)	5,000	0.182%	4,451	(1,060)	5,511	CITI
Calpine Corp. (D35)	12/20/24	0.250%(Q)	5,000	1.368%	(46,944)	(1,060)	(45,884)	CITI
CCO Holdings LLC (D35)	12/20/24	0.250%(Q)	5,000	0.687%	(17,523)	(1,060)	(16,463)	CITI
Cleveland-Cliffs, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.526%	(10,539)	(1,060)	(9,479)	CITI
CMA CGM S.A. (D35)	12/20/24	0.250%(Q)	5,000	0.724%	(19,127)	(1,060)	(18,067)	CITI
CNH Industrial NV (D35)	12/20/24	0.250%(Q)	5,000	0.356%	(3,152)	(1,060)	(2,092)	CITI
Constellium SE (D35)	12/20/24	0.250%(Q)	5,000	0.876%	(25,712)	(1,060)	(24,652)	CITI
Darden Restaurants, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.146%	6,018	(1,060)	7,078	CITI
DaVita, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.532%	(10,773)	(1,060)	(9,713)	CITI
Dell, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.149%	5,895	(1,060)	6,955	CITI
Delta Air Lines, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.557%	(11,865)	(1,060)	(10,805)	CITI
Devon Energy Corp. (D35)	12/20/24	0.250%(Q)	5,000	0.326%	(1,830)	(1,060)	(770)	CITI
DISH DBS Corp. (D35)	12/20/24	0.250%(Q)	5,000	16.117%	(637,345)	(1,060)	(636,285)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
DXC Technology Co. (D35)	12/20/24	0.250%(Q)	5,000	0.393%	$(4,736)	$(1,060)	$(3,676)	CITI
Ford Motor Co. (D35)	12/20/24	0.250%(Q)	5,000	0.419%	(5,871)	(1,060)	(4,811)	CITI
Freeport-McMoRan, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.270%	635	(1,060)	1,695	CITI
Gap, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.491%	(8,986)	(1,060)	(7,926)	CITI
General Electric Co. (D35)	12/20/24	0.250%(Q)	5,000	0.154%	5,681	(1,060)	6,741	CITI
General Motors Co. (D35)	12/20/24	0.250%(Q)	5,000	0.311%	(1,172)	(1,060)	(112)	CITI
GKN Holdings Ltd. (D35)	12/20/24	0.250%(Q)	5,000	0.250%	1,496	(1,060)	2,556	CITI
Goodyear Tire & Rubber Co. (The) (D35)	12/20/24	0.250%(Q)	5,000	0.483%	(8,657)	(1,060)	(7,597)	CITI
Halliburton Co. (D35)	12/20/24	0.250%(Q)	5,000	0.172%	4,881	(1,060)	5,941	CITI
Hapag-Lloyd AG (D35)	12/20/24	0.250%(Q)	5,000	0.902%	(26,839)	(1,060)	(25,779)	CITI
HCA, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.215%	3,036	(1,060)	4,096	CITI
HeidelbergCement AG (D35)	12/20/24	0.250%(Q)	5,000	0.273%	487	(1,060)	1,547	CITI
Hess Corp. (D35)	12/20/24	0.250%(Q)	5,000	0.190%	4,100	(1,060)	5,160	CITI
Howmet Aerospace, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.219%	2,844	(1,060)	3,904	CITI
HP, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.195%	3,905	(1,060)	4,965	CITI
International Game Technology PLC (D35)	12/20/24	0.250%(Q)	5,000	0.232%	2,295	(1,060)	3,355	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Iron Mountain, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.311%	$(1,162)	$(1,060)	$(102)	CITI
ITV PLC (D35)	12/20/24	0.250%(Q)	5,000	0.282%	101	(1,060)	1,161	CITI
KB Home (D35)	12/20/24	0.250%(Q)	5,000	0.390%	(4,628)	(1,060)	(3,568)	CITI
Kohl’s Corp. (D35)	12/20/24	0.250%(Q)	5,000	0.815%	(23,027)	(1,060)	(21,967)	CITI
Kraft Heinz Foods Co. (D35)	12/20/24	0.250%(Q)	5,000	0.161%	5,397	(1,060)	6,457	CITI
Ladbrokes Coral Group Ltd. (D35)	12/20/24	0.250%(Q)	5,000	0.584%	(13,072)	(1,060)	(12,012)	CITI
Lamb Weston Holdings, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.240%	1,919	(1,060)	2,979	CITI
Lanxess AG (D35)	12/20/24	0.250%(Q)	5,000	0.585%	(13,115)	(1,060)	(12,055)	CITI
Lennar Corp. (D35)	12/20/24	0.250%(Q)	5,000	0.245%	1,713	(1,060)	2,773	CITI
Liberty Interactive LLC (D35)	12/20/24	0.250%(Q)	5,000	10.327%	(416,022)	(1,060)	(414,962)	CITI
Lumen Technologies, Inc. (D35)	12/20/24	0.250%(Q)	5,000	12.003%	(487,721)	(1,060)	(486,661)	CITI
Macy’s, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.713%	(18,622)	(1,060)	(17,562)	CITI
Marks & Spencer PLC (D35)	12/20/24	0.250%(Q)	5,000	0.238%	2,023	(1,060)	3,083	CITI
Matterhorn Telecom Holding S.A. (D35)	12/20/24	0.250%(Q)	5,000	0.517%	(10,157)	(1,060)	(9,097)	CITI
MDC Holdings, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.270%	604	(1,060)	1,664	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
MGM Resorts International (D35)	12/20/24	0.250%(Q)	5,000	0.571%	$(12,470)	$(1,060)	$(11,410)	CITI
Netflix, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.123%	7,019	(1,060)	8,079	CITI
New Albertsons, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.227%	2,484	(1,060)	3,544	CITI
Next PLC (D35)	12/20/24	0.250%(Q)	5,000	0.164%	5,257	(1,060)	6,317	CITI
Nokia OYJ (D35)	12/20/24	0.250%(Q)	5,000	0.267%	765	(1,060)	1,825	CITI
Nordstrom, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.778%	(21,442)	(1,060)	(20,382)	CITI
NRG Energy, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.702%	(18,176)	(1,060)	(17,116)	CITI
Olin Corp. (D35)	12/20/24	0.250%(Q)	5,000	0.352%	(2,943)	(1,060)	(1,883)	CITI
Oracle Corp. (D35)	12/20/24	0.250%(Q)	5,000	0.203%	3,563	(1,060)	4,623	CITI
Paramount Global (D35)	12/20/24	0.250%(Q)	5,000	0.345%	(2,658)	(1,060)	(1,598)	CITI
Pearson PLC (D35)	12/20/24	0.250%(Q)	5,000	0.115%	7,400	(1,060)	8,460	CITI
Petroleo Brasileiro S.A. (D35)	12/20/24	0.250%(Q)	5,000	0.229%	2,421	(1,060)	3,481	CITI
Premier Foods Finance PLC (D35)	12/20/24	0.250%(Q)	5,000	0.687%	(17,540)	(1,060)	(16,480)	CITI
Rexel S.A. (D35)	12/20/24	0.250%(Q)	5,000	0.248%	1,600	(1,060)	2,660	CITI
Sirius XM Radio, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.542%	(11,209)	(1,060)	(10,149)	CITI
Teck Resources Ltd. (D35)	12/20/24	0.250%(Q)	5,000	0.313%	(1,255)	(1,060)	(195)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
TEGNA, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.738%	$(19,722)	$(1,060)	$(18,662)	CITI
Telecom Italia SpA (D35)	12/20/24	0.250%(Q)	5,000	0.825%	(23,519)	(1,060)	(22,459)	CITI
Telefonaktiebolaget LM Ericsson (D35)	12/20/24	0.250%(Q)	5,000	0.360%	(3,307)	(1,060)	(2,247)	CITI
Tenet Healthcare Corp. (D35)	12/20/24	0.250%(Q)	5,000	0.436%	(6,609)	(1,060)	(5,549)	CITI
Tesla, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.386%	(4,452)	(1,060)	(3,392)	CITI
Teva Pharmaceutical Industries Ltd. (D35)	12/20/24	0.250%(Q)	5,000	0.495%	(9,189)	(1,060)	(8,129)	CITI
T-Mobile USA, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.282%	85	(1,060)	1,145	CITI
Unibail-Rodamco-Westfield SE (D35)	12/20/24	0.250%(Q)	5,000	0.381%	(4,200)	(1,060)	(3,140)	CITI
Unisys Corp. (D35)	12/20/24	0.250%(Q)	5,000	3.301%	(128,723)	(1,060)	(127,663)	CITI
United Rentals North America, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.211%	3,209	(1,060)	4,269	CITI
Universal Health Services, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.263%	933	(1,060)	1,993	CITI
Univision Communications, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.824%	(23,466)	(1,060)	(22,406)	CITI
UPC Holding BV (D35)	12/20/24	0.250%(Q)	5,000	0.626%	(14,885)	(1,060)	(13,825)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Verizon Communications, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.391%	$(4,658)	$(1,060)	$(3,598)	CITI
Virgin Media Finance PLC (D35)	12/20/24	0.250%(Q)	5,000	0.748%	(20,186)	(1,060)	(19,126)	CITI
Whirlpool Corp. (D35)	12/20/24	0.250%(Q)	5,000	0.363%	(3,449)	(1,060)	(2,389)	CITI
Xerox Corp. (D35)	12/20/24	0.250%(Q)	5,000	0.858%	(24,947)	(1,060)	(23,887)	CITI
Yum! Brands, Inc. (D35)	12/20/24	0.250%(Q)	5,000	0.227%	2,491	(1,060)	3,551	CITI
Ziggo Bond Co. BV (D35)	12/20/24	0.250%(Q)	5,000	0.796%	(22,261)	(1,060)	(21,201)	CITI
Advanced Micro Devices, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.121%	3,175	(486)	3,661	CITI
AES Corp. (The) (D36)	06/20/24	0.250%(Q)	4,000	0.245%	1,275	(486)	1,761	CITI
Airbus SE (D36)	06/20/24	0.250%(Q)	4,000	0.124%	3,128	(486)	3,614	CITI
Ally Financial, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.567%	(3,672)	(486)	(3,186)	CITI
Altria Group, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.100%	3,495	(486)	3,981	CITI
American Axle & Manufacturing, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.920%	(9,083)	(486)	(8,597)	CITI
Anglo American PLC (D36)	06/20/24	0.250%(Q)	4,000	0.275%	814	(486)	1,300	CITI
Anheuser-Busch InBev S.A. (D36)	06/20/24	0.250%(Q)	4,000	0.183%	2,217	(486)	2,703	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Apache Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.239%	$1,359	$(486)	$1,845	CITI
Aramark Services, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.364%	(554)	(486)	(68)	CITI
ArcelorMittal S.A. (D36)	06/20/24	0.250%(Q)	4,000	0.253%	1,145	(486)	1,631	CITI
Arrow Electronics, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.211%	1,799	(486)	2,285	CITI
AT&T, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.379%	(792)	(486)	(306)	CITI
AutoZone, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.074%	3,899	(486)	4,385	CITI
Avnet, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.212%	1,777	(486)	2,263	CITI
Banco Bilbao Vizcaya Argentaria S.A. (D36)	06/20/24	0.250%(Q)	4,000	0.413%	(1,315)	(486)	(829)	CITI
Barclays Bank PLC (D36)	06/20/24	0.250%(Q)	4,000	0.647%	(4,902)	(486)	(4,416)	CITI
Barclays Bank PLC (D36)	06/20/24	0.250%(Q)	4,000	0.551%	(3,440)	(486)	(2,954)	CITI
Beazer Homes USA, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.377%	(754)	(486)	(268)	CITI
BNP Paribas S.A. (D36)	06/20/24	0.250%(Q)	4,000	0.311%	258	(486)	744	CITI
Boeing Co. (D36)	06/20/24	0.250%(Q)	4,000	0.339%	(169)	(486)	317	CITI
British Telecommunications PLC (D36)	06/20/24	0.250%(Q)	4,000	0.161%	2,556	(486)	3,042	CITI
Calpine Corp. (D36)	06/20/24	0.250%(Q)	4,000	1.220%	(13,681)	(486)	(13,195)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Campbell Soup Co. (D36)	06/20/24	0.250%(Q)	4,000	0.107%	$3,398	$(486)	$3,884	CITI
Canadian Natural Resources Ltd. (D36)	06/20/24	0.250%(Q)	4,000	0.123%	3,152	(486)	3,638	CITI
CMA CGM S.A. (D36)	06/20/24	0.250%(Q)	4,000	0.696%	(5,663)	(486)	(5,177)	CITI
Conagra Brands, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.148%	2,769	(486)	3,255	CITI
ConocoPhillips (D36)	06/20/24	0.250%(Q)	4,000	0.105%	3,417	(486)	3,903	CITI
Constellium SE (D36)	06/20/24	0.250%(Q)	4,000	0.784%	(7,002)	(486)	(6,516)	CITI
CSC Holdings LLC (D36)	06/20/24	0.250%(Q)	4,000	5.671%	(81,167)	(486)	(80,681)	CITI
Darden Restaurants, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.116%	3,262	(486)	3,748	CITI
Dell, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.130%	3,035	(486)	3,521	CITI
Delta Air Lines, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.435%	(1,650)	(486)	(1,164)	CITI
Deutsche Lufthansa AG (D36)	06/20/24	0.250%(Q)	4,000	0.385%	(887)	(486)	(401)	CITI
Devon Energy Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.283%	685	(486)	1,171	CITI
Dow Chemical Co. (The) (D36)	06/20/24	0.250%(Q)	4,000	0.121%	3,175	(486)	3,661	CITI
DXC Technology Co. (D36)	06/20/24	0.250%(Q)	4,000	0.315%	192	(486)	678	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Eastman Chemical Co. (D36)	06/20/24	0.250%(Q)	4,000	0.191%	$2,097	$(486)	$2,583	CITI
Elo S.A. (D36)	06/20/24	0.250%(Q)	4,000	0.401%	(1,129)	(486)	(643)	CITI
Enbridge, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.238%	1,384	(486)	1,870	CITI
Energy Transfer LP (D36)	06/20/24	0.250%(Q)	4,000	0.251%	1,174	(486)	1,660	CITI
Expedia Group, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.144%	2,826	(486)	3,312	CITI
Ford Motor Co. (D36)	06/20/24	0.250%(Q)	4,000	0.376%	(748)	(486)	(262)	CITI
Ford Motor Co. (D36)	06/20/24	0.250%(Q)	4,000	0.357%	(449)	(486)	37	CITI
Freeport-McMoRan, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.210%	1,816	(486)	2,302	CITI
Gap, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.554%	(3,471)	(486)	(2,985)	CITI
General Electric Co. (D36)	06/20/24	0.250%(Q)	4,000	0.129%	3,063	(486)	3,549	CITI
General Motors Co. (D36)	06/20/24	0.250%(Q)	4,000	0.274%	819	(486)	1,305	CITI
Glencore International AG (D36)	06/20/24	0.250%(Q)	4,000	0.361%	(517)	(486)	(31)	CITI
Goldman Sachs Group, Inc. (The) (D36)	06/20/24	0.250%(Q)	4,000	0.273%	847	(486)	1,333	CITI
Goodyear Tire & Rubber Co. (The) (D36)	06/20/24	0.250%(Q)	4,000	0.415%	(1,343)	(486)	(857)	CITI
Halliburton Co. (D36)	06/20/24	0.250%(Q)	4,000	0.151%	2,723	(486)	3,209	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Hapag-Lloyd AG (D36)	06/20/24	0.250%(Q)	4,000	0.648%	$(4,925)	$(486)	$(4,439)	CITI
HCA, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.151%	2,713	(486)	3,199	CITI
Hess Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.156%	2,638	(486)	3,124	CITI
Host Hotels & Resorts LP (D36)	06/20/24	0.250%(Q)	4,000	0.225%	1,576	(486)	2,062	CITI
HP, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.167%	2,474	(486)	2,960	CITI
ING Groep NV (D36)	06/20/24	0.250%(Q)	4,000	0.292%	540	(486)	1,026	CITI
International Business Machines Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.084%	3,747	(486)	4,233	CITI
International Game Technology PLC (D36)	06/20/24	0.250%(Q)	4,000	0.177%	2,313	(486)	2,799	CITI
International Paper Co. (D36)	06/20/24	0.250%(Q)	4,000	0.082%	3,777	(486)	4,263	CITI
iStar, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.465%	(2,110)	(486)	(1,624)	CITI
K&S AG (D36)	06/20/24	0.250%(Q)	4,000	0.285%	651	(486)	1,137	CITI
KB Home (D36)	06/20/24	0.250%(Q)	4,000	0.273%	844	(486)	1,330	CITI
Kohl’s Corp. (D36)	06/20/24	0.250%(Q)	4,000	1.301%	(14,915)	(486)	(14,429)	CITI
Kraft Heinz Foods Co. (D36)	06/20/24	0.250%(Q)	4,000	0.135%	2,957	(486)	3,443	CITI
Ladbrokes Coral Group Ltd. (D36)	06/20/24	0.250%(Q)	4,000	0.505%	(2,719)	(486)	(2,233)	CITI
Lennar Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.209%	1,818	(486)	2,304	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Leonardo SpA (D36)	06/20/24	0.250%(Q)	4,000	0.134%	$2,971	$(486)	$3,457	CITI
Lloyds Banking Group PLC (D36)	06/20/24	0.250%(Q)	4,000	0.448%	(1,845)	(486)	(1,359)	CITI
Louis Dreyfus Co. BV (D36)	06/20/24	0.250%(Q)	4,000	0.392%	(986)	(486)	(500)	CITI
Lowe’s Cos., Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.080%	3,814	(486)	4,300	CITI
Lumen Technologies, Inc. (D36)	06/20/24	0.250%(Q)	4,000	7.169%	(103,493)	(486)	(103,007)	CITI
Macy’s, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.833%	(7,757)	(486)	(7,271)	CITI
Marriott International, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.150%	2,725	(486)	3,211	CITI
Matterhorn Telecom Holding S.A. (D36)	06/20/24	0.250%(Q)	4,000	0.445%	(1,800)	(486)	(1,314)	CITI
MDC Holdings, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.209%	1,817	(486)	2,303	CITI
Meritor, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.091%	3,633	(486)	4,119	CITI
MGIC Investment Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.162%	2,542	(486)	3,028	CITI
MGM Resorts International (D36)	06/20/24	0.250%(Q)	4,000	0.419%	(1,409)	(486)	(923)	CITI
Mondelez International, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.109%	3,363	(486)	3,849	CITI
Motorola Solutions, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.080%	3,804	(486)	4,290	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
NatWest Group PLC (D36)	06/20/24	0.250%(Q)	4,000	0.513%	$(2,856)	$(486)	$(2,370)	CITI
Navient Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.963%	(9,748)	(486)	(9,262)	CITI
Newell Brands, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.719%	(6,008)	(486)	(5,522)	CITI
Nordstrom, Inc. (D36)	06/20/24	0.250%(Q)	4,000	1.093%	(11,730)	(486)	(11,244)	CITI
NRG Energy, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.589%	(4,019)	(486)	(3,533)	CITI
Occidental Petroleum Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.278%	764	(486)	1,250	CITI
Olin Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.330%	(32)	(486)	454	CITI
OneMain Finance Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.696%	(5,653)	(486)	(5,167)	CITI
Ovintiv, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.304%	364	(486)	850	CITI
PulteGroup, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.178%	2,302	(486)	2,788	CITI
Renault S.A. (D36)	06/20/24	0.250%(Q)	4,000	0.331%	(47)	(486)	439	CITI
Rexel S.A. (D36)	06/20/24	0.250%(Q)	4,000	0.205%	1,884	(486)	2,370	CITI
Reynolds American, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.081%	3,799	(486)	4,285	CITI
Reynolds American, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.153%	2,681	(486)	3,167	CITI
Ryder System, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.111%	3,332	(486)	3,818	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Schaeffler AG (D36)	06/20/24	0.250%(Q)	4,000	0.384%	$(868)	$(486)	$(382)	CITI
Sealed Air Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.347%	(300)	(486)	186	CITI
Societe Generale S.A. (D36)	06/20/24	0.250%(Q)	4,000	0.391%	(980)	(486)	(494)	CITI
Southwest Airlines Co. (D36)	06/20/24	0.250%(Q)	4,000	0.267%	931	(486)	1,417	CITI
Sprint Communications LLC (D36)	06/20/24	0.250%(Q)	4,000	0.265%	965	(486)	1,451	CITI
Standard Chartered PLC (D36)	06/20/24	0.250%(Q)	4,000	0.437%	(1,677)	(486)	(1,191)	CITI
Stellantis NV (D36)	06/20/24	0.250%(Q)	4,000	0.268%	921	(486)	1,407	CITI
TDC Holding A/S (D36)	06/20/24	0.250%(Q)	4,000	0.104%	3,433	(486)	3,919	CITI
Teck Resources Ltd. (D36)	06/20/24	0.250%(Q)	4,000	0.264%	981	(486)	1,467	CITI
Tenet Healthcare Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.360%	(493)	(486)	(7)	CITI
Tesco PLC (D36)	06/20/24	0.250%(Q)	4,000	0.093%	3,616	(486)	4,102	CITI
Tesla, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.338%	(152)	(486)	334	CITI
Teva Pharmaceutical Industries Ltd. (D36)	06/20/24	0.250%(Q)	4,000	0.537%	(3,212)	(486)	(2,726)	CITI
thyssenkrupp AG (D36)	06/20/24	0.250%(Q)	4,000	0.422%	(1,456)	(486)	(970)	CITI
Toll Brothers, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.259%	1,051	(486)	1,537	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
UniCredit SpA (D36)	06/20/24	0.250%(Q)	4,000	0.590%	$(4,029)	$(486)	$(3,543)	CITI
United Airlines Holdings, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.844%	(7,931)	(486)	(7,445)	CITI
United States Steel Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.179%	2,283	(486)	2,769	CITI
Univision Communications, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.782%	(6,976)	(486)	(6,490)	CITI
UPC Holding BV (D36)	06/20/24	0.250%(Q)	4,000	0.580%	(3,870)	(486)	(3,384)	CITI
Valeo SE (D36)	06/20/24	0.250%(Q)	4,000	0.585%	(3,959)	(486)	(3,473)	CITI
Valero Energy Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.127%	3,082	(486)	3,568	CITI
Verizon Communications, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.325%	35	(486)	521	CITI
Virgin Media Finance PLC (D36)	06/20/24	0.250%(Q)	4,000	0.639%	(4,778)	(486)	(4,292)	CITI
Williams Cos., Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.148%	2,758	(486)	3,244	CITI
Xerox Corp. (D36)	06/20/24	0.250%(Q)	4,000	0.700%	(5,722)	(486)	(5,236)	CITI
Yum! Brands, Inc. (D36)	06/20/24	0.250%(Q)	4,000	0.192%	2,081	(486)	2,567	CITI
Ziggo Bond Co. BV (D36)	06/20/24	0.250%(Q)	4,000	0.661%	(5,116)	(486)	(4,630)	CITI
Adecco Group AG (D37)	12/20/24	0.250%(Q)	5,000	0.260%	1,037	(1,060)	2,097	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
AES Corp. (The) (D37)	12/20/24	0.250%(Q)	5,000	0.364%	$(3,495)	$(1,060)	$(2,435)	CITI
Ally Financial, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.665%	(16,588)	(1,060)	(15,528)	CITI
Alstom S.A. (D37)	12/20/24	0.250%(Q)	5,000	0.902%	(26,850)	(1,060)	(25,790)	CITI
American Axle & Manufacturing, Inc. (D37)	12/20/24	0.250%(Q)	5,000	1.253%	(42,037)	(1,060)	(40,977)	CITI
Amkor Technology, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.311%	(1,180)	(1,060)	(120)	CITI
Anglo American PLC (D37)	12/20/24	0.250%(Q)	5,000	0.307%	(987)	(1,060)	73	CITI
Anheuser-Busch InBev S.A. (D37)	12/20/24	0.250%(Q)	5,000	0.226%	2,534	(1,060)	3,594	CITI
Apache Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.273%	508	(1,060)	1,568	CITI
ArcelorMittal S.A. (D37)	12/20/24	0.250%(Q)	5,000	0.349%	(2,825)	(1,060)	(1,765)	CITI
Arrow Electronics, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.257%	1,193	(1,060)	2,253	CITI
Ashland LLC (D37)	12/20/24	0.250%(Q)	5,000	0.210%	3,236	(1,060)	4,296	CITI
AT&T, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.450%	(7,237)	(1,060)	(6,177)	CITI
Avient Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.305%	(900)	(1,060)	160	CITI
Avnet, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.270%	607	(1,060)	1,667	CITI
Bayer AG (D37)	12/20/24	0.250%(Q)	5,000	0.388%	(4,525)	(1,060)	(3,465)	CITI
Best Buy Co., Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.237%	2,069	(1,060)	3,129	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Block Financial LLC (D37)	12/20/24	0.250%(Q)	5,000	0.200%	$3,672	$(1,060)	$4,732	CITI
Boeing Co. (D37)	12/20/24	0.250%(Q)	5,000	0.390%	(4,615)	(1,060)	(3,555)	CITI
Boyd Gaming Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.276%	362	(1,060)	1,422	CITI
British Telecommunications PLC (D37)	12/20/24	0.250%(Q)	5,000	0.182%	4,451	(1,060)	5,511	CITI
CCO Holdings LLC (D37)	12/20/24	0.250%(Q)	5,000	0.687%	(17,523)	(1,060)	(16,463)	CITI
Centrica PLC (D37)	12/20/24	0.250%(Q)	5,000	0.188%	4,219	(1,060)	5,279	CITI
Cleveland-Cliffs, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.526%	(10,539)	(1,060)	(9,479)	CITI
CMA CGM S.A. (D37)	12/20/24	0.250%(Q)	5,000	0.724%	(19,127)	(1,060)	(18,067)	CITI
CNH Industrial NV (D37)	12/20/24	0.250%(Q)	5,000	0.356%	(3,152)	(1,060)	(2,092)	CITI
Darden Restaurants, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.146%	6,018	(1,060)	7,078	CITI
Dell, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.149%	5,895	(1,060)	6,955	CITI
Devon Energy Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.326%	(1,830)	(1,060)	(770)	CITI
Dow Chemical Co. (The) (D37)	12/20/24	0.250%(Q)	5,000	0.155%	5,650	(1,060)	6,710	CITI
DXC Technology Co. (D37)	12/20/24	0.250%(Q)	5,000	0.393%	(4,736)	(1,060)	(3,676)	CITI
Expedia Group, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.169%	5,029	(1,060)	6,089	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ford Motor Co. (D37)	12/20/24	0.250%(Q)	5,000	0.419%	$(5,871)	$(1,060)	$(4,811)	CITI
Freeport-McMoRan, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.270%	635	(1,060)	1,695	CITI
General Electric Co. (D37)	12/20/24	0.250%(Q)	5,000	0.154%	5,681	(1,060)	6,741	CITI
General Motors Co. (D37)	12/20/24	0.250%(Q)	5,000	0.311%	(1,172)	(1,060)	(112)	CITI
GKN Holdings Ltd. (D37)	12/20/24	0.250%(Q)	5,000	0.250%	1,496	(1,060)	2,556	CITI
Goodyear Tire & Rubber Co. (The) (D37)	12/20/24	0.250%(Q)	5,000	0.483%	(8,657)	(1,060)	(7,597)	CITI
Halliburton Co. (D37)	12/20/24	0.250%(Q)	5,000	0.172%	4,881	(1,060)	5,941	CITI
Hapag-Lloyd AG (D37)	12/20/24	0.250%(Q)	5,000	0.902%	(26,839)	(1,060)	(25,779)	CITI
HCA, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.215%	3,036	(1,060)	4,096	CITI
Holcim AG (D37)	12/20/24	0.250%(Q)	5,000	0.198%	3,742	(1,060)	4,802	CITI
Howmet Aerospace, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.219%	2,844	(1,060)	3,904	CITI
HP, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.195%	3,905	(1,060)	4,965	CITI
Iron Mountain, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.311%	(1,162)	(1,060)	(102)	CITI
ITV PLC (D37)	12/20/24	0.250%(Q)	5,000	0.282%	101	(1,060)	1,161	CITI
J Sainsbury PLC (D37)	12/20/24	0.250%(Q)	5,000	0.163%	5,304	(1,060)	6,364	CITI
KB Home (D37)	12/20/24	0.250%(Q)	5,000	0.390%	(4,628)	(1,060)	(3,568)	CITI
Koninklijke KPN NV (D37)	12/20/24	0.250%(Q)	5,000	0.108%	7,703	(1,060)	8,763	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Koninklijke Philips NV (D37)	12/20/24	0.250%(Q)	5,000	0.202%	$3,576	$(1,060)	$4,636	CITI
Kraft Heinz Foods Co. (D37)	12/20/24	0.250%(Q)	5,000	0.161%	5,397	(1,060)	6,457	CITI
Lamb Weston Holdings, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.240%	1,919	(1,060)	2,979	CITI
Lanxess AG (D37)	12/20/24	0.250%(Q)	5,000	0.585%	(13,115)	(1,060)	(12,055)	CITI
Lennar Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.245%	1,713	(1,060)	2,773	CITI
Macy’s, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.713%	(18,622)	(1,060)	(17,562)	CITI
Marks & Spencer PLC (D37)	12/20/24	0.250%(Q)	5,000	0.238%	2,023	(1,060)	3,083	CITI
Marriott International, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.168%	5,085	(1,060)	6,145	CITI
Matterhorn Telecom Holding S.A. (D37)	12/20/24	0.250%(Q)	5,000	0.517%	(10,157)	(1,060)	(9,097)	CITI
MDC Holdings, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.270%	604	(1,060)	1,664	CITI
Meritor, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.089%	8,530	(1,060)	9,590	CITI
Motorola Solutions, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.122%	7,080	(1,060)	8,140	CITI
Netflix, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.123%	7,019	(1,060)	8,079	CITI
New Albertsons, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.227%	2,484	(1,060)	3,544	CITI
Next PLC (D37)	12/20/24	0.250%(Q)	5,000	0.164%	5,257	(1,060)	6,317	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Nokia OYJ (D37)	12/20/24	0.250%(Q)	5,000	0.267%	$765	$(1,060)	$1,825	CITI
Nordstrom, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.778%	(21,442)	(1,060)	(20,382)	CITI
NRG Energy, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.702%	(18,176)	(1,060)	(17,116)	CITI
Olin Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.352%	(2,943)	(1,060)	(1,883)	CITI
Oracle Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.203%	3,563	(1,060)	4,623	CITI
Paramount Global (D37)	12/20/24	0.250%(Q)	5,000	0.345%	(2,658)	(1,060)	(1,598)	CITI
Pearson PLC (D37)	12/20/24	0.250%(Q)	5,000	0.115%	7,400	(1,060)	8,460	CITI
Petroleo Brasileiro S.A. (D37)	12/20/24	0.250%(Q)	5,000	0.229%	2,421	(1,060)	3,481	CITI
Premier Foods Finance PLC (D37)	12/20/24	0.250%(Q)	5,000	0.687%	(17,540)	(1,060)	(16,480)	CITI
Publicis Groupe S.A. (D37)	12/20/24	0.250%(Q)	5,000	0.110%	7,626	(1,060)	8,686	CITI
RELX PLC (D37)	12/20/24	0.250%(Q)	5,000	0.073%	9,217	(1,060)	10,277	CITI
Rexel S.A. (D37)	12/20/24	0.250%(Q)	5,000	0.248%	1,600	(1,060)	2,660	CITI
SES S.A. (D37)	12/20/24	0.250%(Q)	5,000	0.290%	(272)	(1,060)	788	CITI
Sherwin-Williams Co. (The) (D37)	12/20/24	0.250%(Q)	5,000	0.190%	4,128	(1,060)	5,188	CITI
Sirius XM Radio, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.542%	(11,209)	(1,060)	(10,149)	CITI
Stora Enso OYJ (D37)	12/20/24	0.250%(Q)	5,000	0.233%	2,251	(1,060)	3,311	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Teck Resources Ltd. (D37)	12/20/24	0.250%(Q)	5,000	0.313%	$(1,255)	$(1,060)	$(195)	CITI
Telecom Italia SpA (D37)	12/20/24	0.250%(Q)	5,000	0.825%	(23,519)	(1,060)	(22,459)	CITI
Telefonaktiebolaget LM Ericsson (D37)	12/20/24	0.250%(Q)	5,000	0.360%	(3,307)	(1,060)	(2,247)	CITI
Telefonica S.A. (D37)	12/20/24	0.250%(Q)	5,000	0.253%	1,347	(1,060)	2,407	CITI
Tenet Healthcare Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.436%	(6,609)	(1,060)	(5,549)	CITI
Tesco PLC (D37)	12/20/24	0.250%(Q)	5,000	0.132%	6,656	(1,060)	7,716	CITI
Tesla, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.386%	(4,452)	(1,060)	(3,392)	CITI
Teva Pharmaceutical Industries Ltd. (D37)	12/20/24	0.250%(Q)	5,000	0.495%	(9,189)	(1,060)	(8,129)	CITI
T-Mobile USA, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.282%	85	(1,060)	1,145	CITI
Unisys Corp. (D37)	12/20/24	0.250%(Q)	5,000	3.301%	(128,723)	(1,060)	(127,663)	CITI
United Rentals North America, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.211%	3,209	(1,060)	4,269	CITI
Universal Health Services, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.263%	933	(1,060)	1,993	CITI
Univision Communications, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.824%	(23,466)	(1,060)	(22,406)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
UPC Holding BV (D37)	12/20/24	0.250%(Q)	5,000	0.626%	$(14,885)	$(1,060)	$(13,825)	CITI
Verizon Communications, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.391%	(4,658)	(1,060)	(3,598)	CITI
Virgin Media Finance PLC (D37)	12/20/24	0.250%(Q)	5,000	0.748%	(20,186)	(1,060)	(19,126)	CITI
Whirlpool Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.363%	(3,449)	(1,060)	(2,389)	CITI
WPP Ltd. (D37)	12/20/24	0.250%(Q)	5,000	0.204%	3,509	(1,060)	4,569	CITI
Xerox Corp. (D37)	12/20/24	0.250%(Q)	5,000	0.858%	(24,947)	(1,060)	(23,887)	CITI
Yum! Brands, Inc. (D37)	12/20/24	0.250%(Q)	5,000	0.227%	2,491	(1,060)	3,551	CITI
ADT Security Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.402%	(1,147)	(486)	(661)	CITI
AES Corp. (The) (D38)	06/20/24	0.250%(Q)	4,000	0.245%	1,275	(486)	1,761	CITI
Airbus SE (D38)	06/20/24	0.250%(Q)	4,000	0.124%	3,128	(486)	3,614	CITI
Ally Financial, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.567%	(3,672)	(486)	(3,186)	CITI
Altice France S.A. (D38)	06/20/24	0.250%(Q)	4,000	3.768%	(52,310)	(486)	(51,824)	CITI
Altria Group, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.100%	3,495	(486)	3,981	CITI
American Axle & Manufacturing, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.920%	(9,083)	(486)	(8,597)	CITI
Amkor Technology, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.214%	1,754	(486)	2,240	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Anglo American PLC (D38)	06/20/24	0.250%(Q)	4,000	0.275%	$814	$(486)	$1,300	CITI
Anheuser-Busch InBev S.A. (D38)	06/20/24	0.250%(Q)	4,000	0.183%	2,217	(486)	2,703	CITI
Apache Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.239%	1,359	(486)	1,845	CITI
ArcelorMittal S.A. (D38)	06/20/24	0.250%(Q)	4,000	0.253%	1,145	(486)	1,631	CITI
Arrow Electronics, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.211%	1,799	(486)	2,285	CITI
AT&T, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.379%	(792)	(486)	(306)	CITI
Avient Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.273%	847	(486)	1,333	CITI
Avis Budget Group, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.640%	(4,799)	(486)	(4,313)	CITI
Avnet, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.212%	1,777	(486)	2,263	CITI
Banco Bilbao Vizcaya Argentaria S.A. (D38)	06/20/24	0.250%(Q)	4,000	0.413%	(1,315)	(486)	(829)	CITI
Banco Santander S.A. (D38)	06/20/24	0.250%(Q)	4,000	0.411%	(1,276)	(486)	(790)	CITI
Barclays Bank PLC (D38)	06/20/24	0.250%(Q)	4,000	0.647%	(4,902)	(486)	(4,416)	CITI
Barclays Bank PLC (D38)	06/20/24	0.250%(Q)	4,000	0.551%	(3,440)	(486)	(2,954)	CITI
Beazer Homes USA, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.377%	(754)	(486)	(268)	CITI
BNP Paribas S.A. (D38)	06/20/24	0.250%(Q)	4,000	0.311%	258	(486)	744	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Boeing Co. (D38)	06/20/24	0.250%(Q)	4,000	0.339%	$(169)	$(486)	$317	CITI
British Telecommunications PLC (D38)	06/20/24	0.250%(Q)	4,000	0.161%	2,556	(486)	3,042	CITI
Calpine Corp. (D38)	06/20/24	0.250%(Q)	4,000	1.220%	(13,681)	(486)	(13,195)	CITI
Canadian Natural Resources Ltd. (D38)	06/20/24	0.250%(Q)	4,000	0.123%	3,152	(486)	3,638	CITI
CCO Holdings LLC (D38)	06/20/24	0.250%(Q)	4,000	0.616%	(4,427)	(486)	(3,941)	CITI
Cellnex Telecom S.A. (D38)	06/20/24	0.250%(Q)	4,000	0.227%	1,544	(486)	2,030	CITI
CMA CGM S.A. (D38)	06/20/24	0.250%(Q)	4,000	0.696%	(5,663)	(486)	(5,177)	CITI
Constellium SE (D38)	06/20/24	0.250%(Q)	4,000	0.784%	(7,002)	(486)	(6,516)	CITI
CSC Holdings LLC (D38)	06/20/24	0.250%(Q)	4,000	5.671%	(81,167)	(486)	(80,681)	CITI
DaVita, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.485%	(2,417)	(486)	(1,931)	CITI
Dell, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.130%	3,035	(486)	3,521	CITI
Delta Air Lines, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.435%	(1,650)	(486)	(1,164)	CITI
Deutsche Lufthansa AG (D38)	06/20/24	0.250%(Q)	4,000	0.385%	(887)	(486)	(401)	CITI
Devon Energy Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.283%	685	(486)	1,171	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Dow Chemical Co. (The) (D38)	06/20/24	0.250%(Q)	4,000	0.121%	$3,175	$(486)	$3,661	CITI
Elo S.A. (D38)	06/20/24	0.250%(Q)	4,000	0.401%	(1,129)	(486)	(643)	CITI
Enbridge, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.238%	1,384	(486)	1,870	CITI
Energy Transfer LP (D38)	06/20/24	0.250%(Q)	4,000	0.251%	1,174	(486)	1,660	CITI
Expedia Group, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.144%	2,826	(486)	3,312	CITI
Ford Motor Co. (D38)	06/20/24	0.250%(Q)	4,000	0.376%	(748)	(486)	(262)	CITI
Ford Motor Co. (D38)	06/20/24	0.250%(Q)	4,000	0.357%	(449)	(486)	37	CITI
Freeport-McMoRan, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.210%	1,816	(486)	2,302	CITI
Gap, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.554%	(3,471)	(486)	(2,985)	CITI
General Electric Co. (D38)	06/20/24	0.250%(Q)	4,000	0.129%	3,063	(486)	3,549	CITI
General Motors Co. (D38)	06/20/24	0.250%(Q)	4,000	0.274%	819	(486)	1,305	CITI
Glencore International AG (D38)	06/20/24	0.250%(Q)	4,000	0.361%	(517)	(486)	(31)	CITI
Goldman Sachs Group, Inc. (The) (D38)	06/20/24	0.250%(Q)	4,000	0.273%	847	(486)	1,333	CITI
Goodyear Tire & Rubber Co. (The) (D38)	06/20/24	0.250%(Q)	4,000	0.415%	(1,343)	(486)	(857)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Halliburton Co. (D38)	06/20/24	0.250%(Q)	4,000	0.151%	$2,723	$(486)	$3,209	CITI
Hapag-Lloyd AG (D38)	06/20/24	0.250%(Q)	4,000	0.648%	(4,925)	(486)	(4,439)	CITI
HCA, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.151%	2,713	(486)	3,199	CITI
Hess Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.156%	2,638	(486)	3,124	CITI
Hochtief AG (D38)	06/20/24	0.250%(Q)	4,000	0.343%	(240)	(486)	246	CITI
Host Hotels & Resorts LP (D38)	06/20/24	0.250%(Q)	4,000	0.225%	1,576	(486)	2,062	CITI
HP, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.167%	2,474	(486)	2,960	CITI
ING Groep NV (D38)	06/20/24	0.250%(Q)	4,000	0.292%	540	(486)	1,026	CITI
International Game Technology PLC (D38)	06/20/24	0.250%(Q)	4,000	0.177%	2,313	(486)	2,799	CITI
iStar, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.465%	(2,110)	(486)	(1,624)	CITI
KB Home (D38)	06/20/24	0.250%(Q)	4,000	0.273%	844	(486)	1,330	CITI
Kohl’s Corp. (D38)	06/20/24	0.250%(Q)	4,000	1.301%	(14,915)	(486)	(14,429)	CITI
Kraft Heinz Foods Co. (D38)	06/20/24	0.250%(Q)	4,000	0.135%	2,957	(486)	3,443	CITI
Ladbrokes Coral Group Ltd. (D38)	06/20/24	0.250%(Q)	4,000	0.505%	(2,719)	(486)	(2,233)	CITI
Lennar Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.209%	1,818	(486)	2,304	CITI
Leonardo SpA (D38)	06/20/24	0.250%(Q)	4,000	0.134%	2,971	(486)	3,457	CITI
Lloyds Banking Group PLC (D38)	06/20/24	0.250%(Q)	4,000	0.448%	(1,845)	(486)	(1,359)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Louis Dreyfus Co. BV (D38)	06/20/24	0.250%(Q)	4,000	0.392%	$(986)	$(486)	$(500)	CITI
Lumen Technologies, Inc. (D38)	06/20/24	0.250%(Q)	4,000	7.169%	(103,493)	(486)	(103,007)	CITI
Macy’s, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.833%	(7,757)	(486)	(7,271)	CITI
Marriott International, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.150%	2,725	(486)	3,211	CITI
Matterhorn Telecom Holding S.A. (D38)	06/20/24	0.250%(Q)	4,000	0.445%	(1,800)	(486)	(1,314)	CITI
MDC Holdings, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.209%	1,817	(486)	2,303	CITI
MGIC Investment Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.162%	2,542	(486)	3,028	CITI
MGM Resorts International (D38)	06/20/24	0.250%(Q)	4,000	0.419%	(1,409)	(486)	(923)	CITI
Nabors Industries, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.712%	(5,904)	(486)	(5,418)	CITI
NatWest Group PLC (D38)	06/20/24	0.250%(Q)	4,000	0.513%	(2,856)	(486)	(2,370)	CITI
Navient Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.963%	(9,748)	(486)	(9,262)	CITI
Netflix, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.102%	3,464	(486)	3,950	CITI
Newell Brands, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.719%	(6,008)	(486)	(5,522)	CITI
Nordstrom, Inc. (D38)	06/20/24	0.250%(Q)	4,000	1.093%	(11,730)	(486)	(11,244)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
NOVA Chemicals Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.545%	$(3,337)	$(486)	$(2,851)	CITI
NRG Energy, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.589%	(4,019)	(486)	(3,533)	CITI
Occidental Petroleum Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.278%	764	(486)	1,250	CITI
Olin Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.330%	(32)	(486)	454	CITI
OneMain Finance Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.696%	(5,653)	(486)	(5,167)	CITI
Ovintiv, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.304%	364	(486)	850	CITI
PulteGroup, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.178%	2,302	(486)	2,788	CITI
Radian Group, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.301%	404	(486)	890	CITI
Renault S.A. (D38)	06/20/24	0.250%(Q)	4,000	0.331%	(47)	(486)	439	CITI
Rexel S.A. (D38)	06/20/24	0.250%(Q)	4,000	0.205%	1,884	(486)	2,370	CITI
Reynolds American, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.153%	2,681	(486)	3,167	CITI
Ryder System, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.111%	3,332	(486)	3,818	CITI
Safeway, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.195%	2,041	(486)	2,527	CITI
Sealed Air Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.347%	(300)	(486)	186	CITI
Sirius XM Radio, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.496%	(2,592)	(486)	(2,106)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Societe Generale S.A. (D38)	06/20/24	0.250%(Q)	4,000	0.391%	$(980)	$(486)	$(494)	CITI
Southwest Airlines Co. (D38)	06/20/24	0.250%(Q)	4,000	0.267%	931	(486)	1,417	CITI
Standard Chartered PLC (D38)	06/20/24	0.250%(Q)	4,000	0.437%	(1,677)	(486)	(1,191)	CITI
Stellantis NV (D38)	06/20/24	0.250%(Q)	4,000	0.268%	921	(486)	1,407	CITI
Stena AB (D38)	06/20/24	0.250%(Q)	4,000	0.350%	(340)	(486)	146	CITI
TechnipFMC PLC (D38)	06/20/24	0.250%(Q)	4,000	0.804%	(7,317)	(486)	(6,831)	CITI
Teck Resources Ltd. (D38)	06/20/24	0.250%(Q)	4,000	0.264%	981	(486)	1,467	CITI
Tenet Healthcare Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.360%	(493)	(486)	(7)	CITI
Tesco PLC (D38)	06/20/24	0.250%(Q)	4,000	0.093%	3,616	(486)	4,102	CITI
Tesla, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.338%	(152)	(486)	334	CITI
Teva Pharmaceutical Industries Ltd. (D38)	06/20/24	0.250%(Q)	4,000	0.537%	(3,212)	(486)	(2,726)	CITI
T-Mobile USA, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.245%	1,275	(486)	1,761	CITI
Toll Brothers, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.259%	1,051	(486)	1,537	CITI
TransDigm, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.407%	(1,215)	(486)	(729)	CITI
UniCredit SpA (D38)	06/20/24	0.250%(Q)	4,000	0.590%	(4,029)	(486)	(3,543)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Airlines Holdings, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.844%	$(7,931)	$(486)	$(7,445)	CITI
United Rentals North America, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.176%	2,336	(486)	2,822	CITI
United States Steel Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.179%	2,283	(486)	2,769	CITI
Univision Communications, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.782%	(6,976)	(486)	(6,490)	CITI
UPC Holding BV (D38)	06/20/24	0.250%(Q)	4,000	0.580%	(3,870)	(486)	(3,384)	CITI
Valero Energy Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.127%	3,082	(486)	3,568	CITI
Verizon Communications, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.325%	35	(486)	521	CITI
Virgin Media Finance PLC (D38)	06/20/24	0.250%(Q)	4,000	0.639%	(4,778)	(486)	(4,292)	CITI
Vistra Energy Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.769%	(6,772)	(486)	(6,286)	CITI
Xerox Corp. (D38)	06/20/24	0.250%(Q)	4,000	0.700%	(5,722)	(486)	(5,236)	CITI
Yum! Brands, Inc. (D38)	06/20/24	0.250%(Q)	4,000	0.192%	2,081	(486)	2,567	CITI
Ziggo Bond Co. BV (D38)	06/20/24	0.250%(Q)	4,000	0.661%	(5,116)	(486)	(4,630)	CITI
Zurich Versicherungs-Gesellschaft AG (D38)	06/20/24	0.250%(Q)	4,000	0.270%	891	(486)	1,377	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Advanced Micro Devices, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.153%	$7,220	$(247)	$7,467	CITI
Altice Finco S.A. (D39)	12/20/24	0.250%(Q)	6,316	2.549%	(122,870)	(247)	(122,623)	CITI
Altice France S.A. (D39)	12/20/24	0.250%(Q)	6,316	5.664%	(286,683)	(247)	(286,436)	CITI
American Express Co. (D39)	12/20/24	0.250%(Q)	6,316	0.120%	9,067	(247)	9,314	CITI
Anglo American PLC (D39)	12/20/24	0.250%(Q)	6,316	0.307%	(1,247)	(247)	(1,000)	CITI
ArcelorMittal S.A. (D39)	12/20/24	0.250%(Q)	6,316	0.349%	(3,568)	(247)	(3,321)	CITI
Ardagh Packaging Finance PLC (D39)	12/20/24	0.250%(Q)	6,316	6.893%	(346,544)	(247)	(346,297)	CITI
AT&T, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.450%	(9,142)	(247)	(8,895)	CITI
Avis Budget Group, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.775%	(26,973)	(247)	(26,726)	CITI
Ball Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.272%	696	(247)	943	CITI
Bank of America Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.300%	(887)	(247)	(640)	CITI
Barclays Bank PLC (D39)	12/20/24	0.250%(Q)	6,316	0.496%	(11,671)	(247)	(11,424)	CITI
Berkshire Hathaway, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.063%	12,213	(247)	12,460	CITI
BNP Paribas S.A. (D39)	12/20/24	0.250%(Q)	6,316	0.360%	(4,182)	(247)	(3,935)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
British Telecommunications PLC (D39)	12/20/24	0.250%(Q)	6,316	0.182%	$5,622	$(247)	$5,869	CITI
CCO Holdings LLC (D39)	12/20/24	0.250%(Q)	6,316	0.687%	(22,134)	(247)	(21,887)	CITI
Cellnex Telecom S.A. (D39)	12/20/24	0.250%(Q)	6,316	0.243%	2,244	(247)	2,491	CITI
Cisco Systems, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.065%	12,101	(247)	12,348	CITI
CMA CGM S.A. (D39)	12/20/24	0.250%(Q)	6,316	0.724%	(24,161)	(247)	(23,914)	CITI
Comcast Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.154%	7,180	(247)	7,427	CITI
Commerzbank AG (D39)	12/20/24	0.250%(Q)	6,316	0.295%	(575)	(247)	(328)	CITI
Constellium SE (D39)	12/20/24	0.250%(Q)	6,316	0.876%	(32,478)	(247)	(32,231)	CITI
Continental AG (D39)	12/20/24	0.250%(Q)	6,316	0.243%	2,255	(247)	2,502	CITI
Cox Communications, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.150%	7,399	(247)	7,646	CITI
Dell, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.149%	7,447	(247)	7,694	CITI
Deutsche Lufthansa AG (D39)	12/20/24	0.250%(Q)	6,316	0.420%	(7,479)	(247)	(7,232)	CITI
Devon Energy Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.326%	(2,311)	(247)	(2,064)	CITI
Elis S.A. (D39)	12/20/24	0.250%(Q)	6,316	0.189%	5,265	(247)	5,512	CITI
Elo S.A. (D39)	12/20/24	0.250%(Q)	6,316	0.568%	(15,636)	(247)	(15,389)	CITI
Expedia Group, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.169%	6,353	(247)	6,600	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Faurecia SE (D39)	12/20/24	0.250%(Q)	6,316	0.819%	$(29,368)	$(247)	$(29,121)	CITI
Ford Motor Co. (D39)	12/20/24	0.250%(Q)	6,316	0.419%	(7,416)	(247)	(7,169)	CITI
Ford Motor Co. (D39)	12/20/24	0.250%(Q)	6,316	0.383%	(5,439)	(247)	(5,192)	CITI
General Electric Co. (D39)	12/20/24	0.250%(Q)	6,316	0.154%	7,177	(247)	7,424	CITI
General Motors Co. (D39)	12/20/24	0.250%(Q)	6,316	0.311%	(1,481)	(247)	(1,234)	CITI
Genworth Holdings, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.283%	66	(247)	313	CITI
GKN Holdings Ltd. (D39)	12/20/24	0.250%(Q)	6,316	0.250%	1,889	(247)	2,136	CITI
Glencore International AG (D39)	12/20/24	0.250%(Q)	6,316	0.383%	(5,415)	(247)	(5,168)	CITI
Goldman Sachs Group, Inc. (The) (D39)	12/20/24	0.250%(Q)	6,316	0.316%	(1,764)	(247)	(1,517)	CITI
Goodyear Tire & Rubber Co. (The) (D39)	12/20/24	0.250%(Q)	6,316	0.483%	(10,935)	(247)	(10,688)	CITI
Hapag-Lloyd AG (D39)	12/20/24	0.250%(Q)	6,316	0.902%	(33,901)	(247)	(33,654)	CITI
HCA, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.215%	3,835	(247)	4,082	CITI
HeidelbergCement AG (D39)	12/20/24	0.250%(Q)	6,316	0.273%	615	(247)	862	CITI
HP, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.195%	4,933	(247)	5,180	CITI
INEOS Group Holdings S.A. (D39)	12/20/24	0.250%(Q)	6,316	0.795%	(28,076)	(247)	(27,829)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
International Business Machines Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.120%	$9,051	$(247)	$9,298	CITI
ITV PLC (D39)	12/20/24	0.250%(Q)	6,316	0.282%	128	(247)	375	CITI
J Sainsbury PLC (D39)	12/20/24	0.250%(Q)	6,316	0.163%	6,700	(247)	6,947	CITI
Jaguar Land Rover Automotive PLC (D39)	12/20/24	0.250%(Q)	6,316	0.670%	(21,203)	(247)	(20,956)	CITI
JPMorgan Chase & Co. (D39)	12/20/24	0.250%(Q)	6,316	0.216%	3,780	(247)	4,027	CITI
Koninklijke KPN NV (D39)	12/20/24	0.250%(Q)	6,316	0.108%	9,731	(247)	9,978	CITI
Kraft Heinz Foods Co. (D39)	12/20/24	0.250%(Q)	6,316	0.161%	6,818	(247)	7,065	CITI
Marks & Spencer PLC (D39)	12/20/24	0.250%(Q)	6,316	0.238%	2,555	(247)	2,802	CITI
Marriott International, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.168%	6,423	(247)	6,670	CITI
McDonald’s Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.099%	10,238	(247)	10,485	CITI
MGIC Investment Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.222%	3,428	(247)	3,675	CITI
Monitchem Holdco 3 S.A. (D39)	12/20/24	0.250%(Q)	6,316	1.501%	(66,527)	(247)	(66,280)	CITI
Morgan Stanley (D39)	12/20/24	0.250%(Q)	6,316	0.297%	(695)	(247)	(448)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Naturgy Energy Group S.A. (D39)	12/20/24	0.250%(Q)	6,316	0.255%	$1,630	$(247)	$1,877	CITI
NatWest Group PLC (D39)	12/20/24	0.250%(Q)	6,316	0.585%	(16,556)	(247)	(16,309)	CITI
Netflix, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.123%	8,866	(247)	9,113	CITI
Next PLC (D39)	12/20/24	0.250%(Q)	6,316	0.164%	6,640	(247)	6,887	CITI
Olin Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.352%	(3,718)	(247)	(3,471)	CITI
Paramount Global (D39)	12/20/24	0.250%(Q)	6,316	0.345%	(3,358)	(247)	(3,111)	CITI
Pfizer, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.107%	9,803	(247)	10,050	CITI
Picard Bondco S.A. (D39)	12/20/24	0.250%(Q)	6,316	1.190%	(49,582)	(247)	(49,335)	CITI
Premier Foods Finance PLC (D39)	12/20/24	0.250%(Q)	6,316	0.687%	(22,156)	(247)	(21,909)	CITI
Radian Group, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.438%	(8,470)	(247)	(8,223)	CITI
Renault S.A. (D39)	12/20/24	0.250%(Q)	6,316	0.383%	(5,422)	(247)	(5,175)	CITI
Reynolds American, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.209%	4,171	(247)	4,418	CITI
Rolls-Royce Holdings PLC (D39)	12/20/24	0.250%(Q)	6,316	0.331%	(2,587)	(247)	(2,340)	CITI
Schaeffler AG (D39)	12/20/24	0.250%(Q)	6,316	0.440%	(8,595)	(247)	(8,348)	CITI
Sealed Air Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.389%	(5,781)	(247)	(5,534)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Societe Generale S.A. (D39)	12/20/24	0.250%(Q)	6,316	0.491%	$(11,394)	$(247)	$(11,147)	CITI
Sprint Communications LLC (D39)	12/20/24	0.250%(Q)	6,316	0.296%	(627)	(247)	(380)	CITI
Stellantis NV (D39)	12/20/24	0.250%(Q)	6,316	0.330%	(2,542)	(247)	(2,295)	CITI
TDC Holding A/S (D39)	12/20/24	0.250%(Q)	6,316	0.193%	5,053	(247)	5,300	CITI
Tenet Healthcare Corp. (D39)	12/20/24	0.250%(Q)	6,316	0.436%	(8,348)	(247)	(8,101)	CITI
Tesco PLC (D39)	12/20/24	0.250%(Q)	6,316	0.132%	8,407	(247)	8,654	CITI
Tesla, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.386%	(5,624)	(247)	(5,377)	CITI
thyssenkrupp AG (D39)	12/20/24	0.250%(Q)	6,316	0.575%	(15,995)	(247)	(15,748)	CITI
T-Mobile USA, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.282%	108	(247)	355	CITI
TUI AG (D39)	12/20/24	0.250%(Q)	6,316	1.092%	(44,318)	(247)	(44,071)	CITI
Unibail-Rodamco-Westfield SE (D39)	12/20/24	0.250%(Q)	6,316	0.381%	(5,305)	(247)	(5,058)	CITI
UniCredit SpA (D39)	12/20/24	0.250%(Q)	6,316	0.642%	(19,719)	(247)	(19,472)	CITI
UPC Holding BV (D39)	12/20/24	0.250%(Q)	6,316	0.626%	(18,802)	(247)	(18,555)	CITI
Valeo SE (D39)	12/20/24	0.250%(Q)	6,316	0.704%	(23,061)	(247)	(22,814)	CITI
Verisure Holding AB (D39)	12/20/24	0.250%(Q)	6,316	1.348%	(58,333)	(247)	(58,086)	CITI
Verizon Communications, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.391%	(5,884)	(247)	(5,637)	CITI
Virgin Media Finance PLC (D39)	12/20/24	0.250%(Q)	6,316	0.748%	(25,498)	(247)	(25,251)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Volkswagen International Finance N.V. (D39)	12/20/24	0.250%(Q)	6,316	0.449%	$(9,067)	$(247)	$(8,820)	CITI
Volvo AB (D39)	12/20/24	0.250%(Q)	6,316	0.623%	(18,624)	(247)	(18,377)	CITI
Walt Disney Co. (The) (D39)	12/20/24	0.250%(Q)	6,316	0.182%	5,629	(247)	5,876	CITI
Wells Fargo & Co. (D39)	12/20/24	0.250%(Q)	6,316	0.293%	(483)	(247)	(236)	CITI
Yum! Brands, Inc. (D39)	12/20/24	0.250%(Q)	6,316	0.227%	3,147	(247)	3,394	CITI
Ally Financial, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.567%	(13,771)	(359)	(13,412)	CITI
Altice Finco S.A. (D40)	06/20/24	0.250%(Q)	15,000	2.230%	(109,032)	(359)	(108,673)	CITI
Altice France S.A. (D40)	06/20/24	0.250%(Q)	15,000	3.768%	(196,163)	(359)	(195,804)	CITI
American Axle & Manufacturing, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.920%	(34,063)	(359)	(33,704)	CITI
Amkor Technology, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.214%	6,578	(359)	6,937	CITI
Anglo American PLC (D40)	06/20/24	0.250%(Q)	15,000	0.275%	3,053	(359)	3,412	CITI
Anywhere Real Estate Group LLC (D40)	06/20/24	0.250%(Q)	15,000	5.428%	(289,441)	(359)	(289,082)	CITI
Apache Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.239%	5,095	(359)	5,454	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Aramark Services, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.364%	$(2,079)	$(359)	$(1,720)	CITI
ArcelorMittal S.A. (D40)	06/20/24	0.250%(Q)	15,000	0.253%	4,294	(359)	4,653	CITI
AT&T, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.379%	(2,972)	(359)	(2,613)	CITI
Avient Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.273%	3,176	(359)	3,535	CITI
Avis Budget Group, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.640%	(17,996)	(359)	(17,637)	CITI
Bank of America Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.221%	6,128	(359)	6,487	CITI
Barclays Bank PLC (D40)	06/20/24	0.250%(Q)	15,000	0.439%	(6,445)	(359)	(6,086)	CITI
Bath & Body Works, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.196%	7,617	(359)	7,976	CITI
Beazer Homes USA, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.377%	(2,828)	(359)	(2,469)	CITI
Boeing Co. (D40)	06/20/24	0.250%(Q)	15,000	0.339%	(635)	(359)	(276)	CITI
Bombardier, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.912%	(33,605)	(359)	(33,246)	CITI
Calpine Corp. (D40)	06/20/24	0.250%(Q)	15,000	1.220%	(51,302)	(359)	(50,943)	CITI
CCO Holdings LLC (D40)	06/20/24	0.250%(Q)	15,000	0.616%	(16,602)	(359)	(16,243)	CITI
CMA CGM S.A. (D40)	06/20/24	0.250%(Q)	15,000	0.696%	(21,236)	(359)	(20,877)	CITI
Constellium SE (D40)	06/20/24	0.250%(Q)	15,000	0.784%	(26,257)	(359)	(25,898)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
CSC Holdings LLC (D40)	06/20/24	0.250%(Q)	15,000	5.671%	$(304,375)	$(359)	$(304,016)	CITI
Dell, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.130%	11,379	(359)	11,738	CITI
Delta Air Lines, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.435%	(6,188)	(359)	(5,829)	CITI
Devon Energy Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.283%	2,567	(359)	2,926	CITI
DISH DBS Corp. (D40)	06/20/24	0.250%(Q)	15,000	12.488%	(682,748)	(359)	(682,389)	CITI
Domtar Corp. (D40)	06/20/24	0.250%(Q)	15,000	1.284%	(54,959)	(359)	(54,600)	CITI
Enbridge, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.238%	5,188	(359)	5,547	CITI
Energy Transfer LP (D40)	06/20/24	0.250%(Q)	15,000	0.251%	4,404	(359)	4,763	CITI
Expedia Group, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.144%	10,598	(359)	10,957	CITI
Ford Motor Co. (D40)	06/20/24	0.250%(Q)	15,000	0.376%	(2,804)	(359)	(2,445)	CITI
Freeport-McMoRan, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.210%	6,811	(359)	7,170	CITI
General Motors Co. (D40)	06/20/24	0.250%(Q)	15,000	0.274%	3,071	(359)	3,430	CITI
Genworth Holdings, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.244%	4,823	(359)	5,182	CITI
Goldman Sachs Group, Inc. (The) (D40)	06/20/24	0.250%(Q)	15,000	0.273%	3,175	(359)	3,534	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Goodyear Tire & Rubber Co. (The) (D40)	06/20/24	0.250%(Q)	15,000	0.415%	$(5,035)	$(359)	$(4,676)	CITI
HCA, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.151%	10,172	(359)	10,531	CITI
Hess Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.156%	9,891	(359)	10,250	CITI
Host Hotels & Resorts LP (D40)	06/20/24	0.250%(Q)	15,000	0.225%	5,909	(359)	6,268	CITI
Howmet Aerospace, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.201%	7,282	(359)	7,641	CITI
HP, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.167%	9,277	(359)	9,636	CITI
International Game Technology PLC (D40)	06/20/24	0.250%(Q)	15,000	0.177%	8,672	(359)	9,031	CITI
iStar, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.465%	(7,912)	(359)	(7,553)	CITI
Jaguar Land Rover Automotive PLC (D40)	06/20/24	0.250%(Q)	15,000	0.495%	(9,649)	(359)	(9,290)	CITI
JPMorgan Chase & Co. (D40)	06/20/24	0.250%(Q)	15,000	0.193%	7,744	(359)	8,103	CITI
KB Home (D40)	06/20/24	0.250%(Q)	15,000	0.273%	3,163	(359)	3,522	CITI
Ladbrokes Coral Group Ltd. (D40)	06/20/24	0.250%(Q)	15,000	0.505%	(10,198)	(359)	(9,839)	CITI
Lennar Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.209%	6,817	(359)	7,176	CITI
Lumen Technologies, Inc. (D40)	06/20/24	0.250%(Q)	15,000	7.169%	(388,099)	(359)	(387,740)	CITI
Macy’s, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.833%	(29,088)	(359)	(28,729)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
MDC Holdings, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.209%	$6,815	$(359)	$7,174	CITI
MGIC Investment Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.162%	9,532	(359)	9,891	CITI
MGM Resorts International (D40)	06/20/24	0.250%(Q)	15,000	0.419%	(5,283)	(359)	(4,924)	CITI
Morgan Stanley (D40)	06/20/24	0.250%(Q)	15,000	0.254%	4,249	(359)	4,608	CITI
Nabors Industries, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.712%	(22,139)	(359)	(21,780)	CITI
Navient Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.963%	(36,555)	(359)	(36,196)	CITI
Netflix, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.102%	12,989	(359)	13,348	CITI
New Albertsons, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.172%	8,996	(359)	9,355	CITI
Newell Brands, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.719%	(22,532)	(359)	(22,173)	CITI
Nokia OYJ (D40)	06/20/24	0.250%(Q)	15,000	0.234%	5,414	(359)	5,773	CITI
NOVA Chemicals Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.545%	(12,516)	(359)	(12,157)	CITI
NRG Energy, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.589%	(15,071)	(359)	(14,712)	CITI
Occidental Petroleum Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.278%	2,863	(359)	3,222	CITI
Olin Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.330%	(122)	(359)	237	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
OneMain Finance Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.696%	$(21,198)	$(359)	$(20,839)	CITI
Ovintiv, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.304%	1,363	(359)	1,722	CITI
Pactiv LLC (D40)	06/20/24	0.250%(Q)	15,000	0.260%	3,906	(359)	4,265	CITI
Pitney Bowes Inc. (D40)	06/20/24	0.250%(Q)	15,000	2.409%	(118,980)	(359)	(118,621)	CITI
PulteGroup, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.178%	8,632	(359)	8,991	CITI
Radian Group, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.301%	1,516	(359)	1,875	CITI
Rolls-Royce Holdings PLC (D40)	06/20/24	0.250%(Q)	15,000	0.213%	6,603	(359)	6,962	CITI
Ryder System, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.111%	12,493	(359)	12,852	CITI
Safeway, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.195%	7,654	(359)	8,013	CITI
Schaeffler AG (D40)	06/20/24	0.250%(Q)	15,000	0.384%	(3,257)	(359)	(2,898)	CITI
Sealed Air Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.347%	(1,125)	(359)	(766)	CITI
Sprint Communications LLC (D40)	06/20/24	0.250%(Q)	15,000	0.265%	3,619	(359)	3,978	CITI
Teck Resources Ltd. (D40)	06/20/24	0.250%(Q)	15,000	0.264%	3,678	(359)	4,037	CITI
TEGNA, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.520%	(11,053)	(359)	(10,694)	CITI
Telecom Italia SpA (D40)	06/20/24	0.250%(Q)	15,000	0.699%	(21,357)	(359)	(20,998)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Tenet Healthcare Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.360%	$(1,848)	$(359)	$(1,489)	CITI
Tesla, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.338%	(572)	(359)	(213)	CITI
Teva Pharmaceutical Industries Ltd. (D40)	06/20/24	0.250%(Q)	15,000	0.537%	(12,046)	(359)	(11,687)	CITI
thyssenkrupp AG (D40)	06/20/24	0.250%(Q)	15,000	0.422%	(5,461)	(359)	(5,102)	CITI
T-Mobile USA, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.245%	4,782	(359)	5,141	CITI
Toll Brothers, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.259%	3,941	(359)	4,300	CITI
Transocean, Inc. (D40)	06/20/24	0.250%(Q)	15,000	1.276%	(54,578)	(359)	(54,219)	CITI
United Airlines Holdings, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.844%	(29,742)	(359)	(29,383)	CITI
United Rentals North America, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.176%	8,761	(359)	9,120	CITI
United States Steel Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.179%	8,559	(359)	8,918	CITI
Univision Communications, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.782%	(26,160)	(359)	(25,801)	CITI
Valeo SE (D40)	06/20/24	0.250%(Q)	15,000	0.585%	(14,848)	(359)	(14,489)	CITI
Verizon Communications, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.325%	129	(359)	488	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Virgin Media Finance PLC (D40)	06/20/24	0.250%(Q)	15,000	0.639%	$(17,920)	$(359)	$(17,561)	CITI
Volkswagen International Finance N.V. (D40)	06/20/24	0.250%(Q)	15,000	0.431%	(5,947)	(359)	(5,588)	CITI
Wells Fargo & Co. (D40)	06/20/24	0.250%(Q)	15,000	0.254%	4,256	(359)	4,615	CITI
Xerox Corp. (D40)	06/20/24	0.250%(Q)	15,000	0.700%	(21,458)	(359)	(21,099)	CITI
Yum! Brands, Inc. (D40)	06/20/24	0.250%(Q)	15,000	0.192%	7,802	(359)	8,161	CITI
Ziggo Bond Co. BV (D40)	06/20/24	0.250%(Q)	15,000	0.661%	(19,184)	(359)	(18,825)	CITI
Advanced Micro Devices, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.153%	7,456	(255)	7,711	CITI
Ally Financial, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.665%	(21,637)	(255)	(21,382)	CITI
Altice Finco S.A. (D41)	12/20/24	0.250%(Q)	6,522	2.549%	(126,877)	(255)	(126,622)	CITI
Altice France S.A. (D41)	12/20/24	0.250%(Q)	6,522	5.664%	(296,031)	(255)	(295,776)	CITI
American Express Co. (D41)	12/20/24	0.250%(Q)	6,522	0.120%	9,363	(255)	9,618	CITI
Anglo American PLC (D41)	12/20/24	0.250%(Q)	6,522	0.307%	(1,287)	(255)	(1,032)	CITI
ArcelorMittal S.A. (D41)	12/20/24	0.250%(Q)	6,522	0.349%	(3,684)	(255)	(3,429)	CITI
AT&T, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.450%	(9,440)	(255)	(9,185)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Avis Budget Group, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.775%	$(27,853)	$(255)	$(27,598)	CITI
Ball Corp. (D41)	12/20/24	0.250%(Q)	6,522	0.272%	719	(255)	974	CITI
Bank of America Corp. (D41)	12/20/24	0.250%(Q)	6,522	0.300%	(916)	(255)	(661)	CITI
Barclays Bank PLC (D41)	12/20/24	0.250%(Q)	6,522	0.496%	(12,052)	(255)	(11,797)	CITI
BNP Paribas S.A. (D41)	12/20/24	0.250%(Q)	6,522	0.360%	(4,319)	(255)	(4,064)	CITI
Bouygues S.A. (D41)	12/20/24	0.250%(Q)	6,522	0.105%	10,235	(255)	10,490	CITI
British Telecommunications PLC (D41)	12/20/24	0.250%(Q)	6,522	0.182%	5,806	(255)	6,061	CITI
CCO Holdings LLC (D41)	12/20/24	0.250%(Q)	6,522	0.687%	(22,856)	(255)	(22,601)	CITI
Cellnex Telecom S.A. (D41)	12/20/24	0.250%(Q)	6,522	0.243%	2,317	(255)	2,572	CITI
CMA CGM S.A. (D41)	12/20/24	0.250%(Q)	6,522	0.724%	(24,948)	(255)	(24,693)	CITI
Comcast Corp. (D41)	12/20/24	0.250%(Q)	6,522	0.154%	7,414	(255)	7,669	CITI
Commerzbank AG (D41)	12/20/24	0.250%(Q)	6,522	0.295%	(594)	(255)	(339)	CITI
Continental AG (D41)	12/20/24	0.250%(Q)	6,522	0.243%	2,329	(255)	2,584	CITI
Cox Communications, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.150%	7,640	(255)	7,895	CITI
Dell, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.149%	7,690	(255)	7,945	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Deutsche Lufthansa AG (D41)	12/20/24	0.250%(Q)	6,522	0.420%	$(7,722)	$(255)	$(7,467)	CITI
Devon Energy Corp. (D41)	12/20/24	0.250%(Q)	6,522	0.326%	(2,386)	(255)	(2,131)	CITI
Domtar Corp. (D41)	12/20/24	0.250%(Q)	6,522	1.370%	(61,324)	(255)	(61,069)	CITI
Elis S.A. (D41)	12/20/24	0.250%(Q)	6,522	0.189%	5,437	(255)	5,692	CITI
Elo S.A. (D41)	12/20/24	0.250%(Q)	6,522	0.568%	(16,145)	(255)	(15,890)	CITI
Expedia Group, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.169%	6,560	(255)	6,815	CITI
Faurecia SE (D41)	12/20/24	0.250%(Q)	6,522	0.819%	(30,325)	(255)	(30,070)	CITI
Ford Motor Co. (D41)	12/20/24	0.250%(Q)	6,522	0.419%	(7,658)	(255)	(7,403)	CITI
Ford Motor Co. (D41)	12/20/24	0.250%(Q)	6,522	0.383%	(5,616)	(255)	(5,361)	CITI
General Electric Co. (D41)	12/20/24	0.250%(Q)	6,522	0.154%	7,411	(255)	7,666	CITI
General Motors Co. (D41)	12/20/24	0.250%(Q)	6,522	0.311%	(1,529)	(255)	(1,274)	CITI
Genworth Holdings, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.283%	68	(255)	323	CITI
GKN Holdings Ltd. (D41)	12/20/24	0.250%(Q)	6,522	0.250%	1,951	(255)	2,206	CITI
Glencore International AG (D41)	12/20/24	0.250%(Q)	6,522	0.383%	(5,592)	(255)	(5,337)	CITI
Goldman Sachs Group, Inc. (The) (D41)	12/20/24	0.250%(Q)	6,522	0.316%	(1,822)	(255)	(1,567)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Goodyear Tire & Rubber Co. (The) (D41)	12/20/24	0.250%(Q)	6,522	0.483%	$(11,292)	$(255)	$(11,037)	CITI
HCA, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.215%	3,961	(255)	4,216	CITI
HeidelbergCement AG (D41)	12/20/24	0.250%(Q)	6,522	0.273%	635	(255)	890	CITI
HP, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.195%	5,094	(255)	5,349	CITI
INEOS Group Holdings S.A. (D41)	12/20/24	0.250%(Q)	6,522	0.795%	(28,991)	(255)	(28,736)	CITI
International Business Machines Corp. (D41)	12/20/24	0.250%(Q)	6,522	0.120%	9,346	(255)	9,601	CITI
ITV PLC (D41)	12/20/24	0.250%(Q)	6,522	0.282%	132	(255)	387	CITI
J Sainsbury PLC (D41)	12/20/24	0.250%(Q)	6,522	0.163%	6,919	(255)	7,174	CITI
Jaguar Land Rover Automotive PLC (D41)	12/20/24	0.250%(Q)	6,522	0.670%	(21,895)	(255)	(21,640)	CITI
JPMorgan Chase & Co. (D41)	12/20/24	0.250%(Q)	6,522	0.216%	3,903	(255)	4,158	CITI
K&S AG (D41)	12/20/24	0.250%(Q)	6,522	0.407%	(6,957)	(255)	(6,702)	CITI
Koninklijke KPN NV (D41)	12/20/24	0.250%(Q)	6,522	0.108%	10,048	(255)	10,303	CITI
Kraft Heinz Foods Co. (D41)	12/20/24	0.250%(Q)	6,522	0.161%	7,040	(255)	7,295	CITI
Marks & Spencer PLC (D41)	12/20/24	0.250%(Q)	6,522	0.238%	2,639	(255)	2,894	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Marriott International, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.168%	$6,633	$(255)	$6,888	CITI
MGIC Investment Corp. (D41)	12/20/24	0.250%(Q)	6,522	0.222%	3,540	(255)	3,795	CITI
Morgan Stanley (D41)	12/20/24	0.250%(Q)	6,522	0.297%	(717)	(255)	(462)	CITI
Naturgy Energy Group S.A. (D41)	12/20/24	0.250%(Q)	6,522	0.255%	1,684	(255)	1,939	CITI
NatWest Group PLC (D41)	12/20/24	0.250%(Q)	6,522	0.585%	(17,095)	(255)	(16,840)	CITI
Netflix, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.123%	9,155	(255)	9,410	CITI
Next PLC (D41)	12/20/24	0.250%(Q)	6,522	0.164%	6,857	(255)	7,112	CITI
Olin Corp. (D41)	12/20/24	0.250%(Q)	6,522	0.352%	(3,839)	(255)	(3,584)	CITI
Paramount Global (D41)	12/20/24	0.250%(Q)	6,522	0.345%	(3,467)	(255)	(3,212)	CITI
Pfizer, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.107%	10,123	(255)	10,378	CITI
Picard Bondco S.A. (D41)	12/20/24	0.250%(Q)	6,522	1.190%	(51,199)	(255)	(50,944)	CITI
Publicis Groupe S.A. (D41)	12/20/24	0.250%(Q)	6,522	0.110%	9,947	(255)	10,202	CITI
Radian Group, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.438%	(8,746)	(255)	(8,491)	CITI
Renault S.A. (D41)	12/20/24	0.250%(Q)	6,522	0.383%	(5,598)	(255)	(5,343)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Reynolds American, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.209%	$4,308	$(255)	$4,563	CITI
Rolls-Royce Holdings PLC (D41)	12/20/24	0.250%(Q)	6,522	0.331%	(2,671)	(255)	(2,416)	CITI
Schaeffler AG (D41)	12/20/24	0.250%(Q)	6,522	0.440%	(8,875)	(255)	(8,620)	CITI
Sealed Air Corp. (D41)	12/20/24	0.250%(Q)	6,522	0.389%	(5,969)	(255)	(5,714)	CITI
Societe Generale S.A. (D41)	12/20/24	0.250%(Q)	6,522	0.491%	(11,765)	(255)	(11,510)	CITI
Sprint Communications LLC (D41)	12/20/24	0.250%(Q)	6,522	0.296%	(648)	(255)	(393)	CITI
Stellantis NV (D41)	12/20/24	0.250%(Q)	6,522	0.330%	(2,625)	(255)	(2,370)	CITI
TDC Holding A/S (D41)	12/20/24	0.250%(Q)	6,522	0.193%	5,218	(255)	5,473	CITI
Telefonaktiebolaget LM Ericsson (D41)	12/20/24	0.250%(Q)	6,522	0.360%	(4,313)	(255)	(4,058)	CITI
Tenet Healthcare Corp. (D41)	12/20/24	0.250%(Q)	6,522	0.436%	(8,620)	(255)	(8,365)	CITI
Tesco PLC (D41)	12/20/24	0.250%(Q)	6,522	0.132%	8,681	(255)	8,936	CITI
Tesla, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.386%	(5,807)	(255)	(5,552)	CITI
thyssenkrupp AG (D41)	12/20/24	0.250%(Q)	6,522	0.575%	(16,516)	(255)	(16,261)	CITI
T-Mobile USA, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.282%	111	(255)	366	CITI
TUI AG (D41)	12/20/24	0.250%(Q)	6,522	1.092%	(45,763)	(255)	(45,508)	CITI
Unibail-Rodamco-Westfield SE (D41)	12/20/24	0.250%(Q)	6,522	0.381%	(5,478)	(255)	(5,223)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
UniCredit SpA (D41)	12/20/24	0.250%(Q)	6,522	0.642%	$(20,362)	$(255)	$(20,107)	CITI
Valeo SE (D41)	12/20/24	0.250%(Q)	6,522	0.704%	(23,813)	(255)	(23,558)	CITI
Verisure Holding AB (D41)	12/20/24	0.250%(Q)	6,522	1.348%	(60,235)	(255)	(59,980)	CITI
Verizon Communications, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.391%	(6,076)	(255)	(5,821)	CITI
Vivendi SE (D41)	12/20/24	0.250%(Q)	6,522	0.126%	9,019	(255)	9,274	CITI
Volkswagen International Finance N.V. (D41)	12/20/24	0.250%(Q)	6,522	0.449%	(9,363)	(255)	(9,108)	CITI
Volvo AB (D41)	12/20/24	0.250%(Q)	6,522	0.623%	(19,231)	(255)	(18,976)	CITI
Walt Disney Co. (The) (D41)	12/20/24	0.250%(Q)	6,522	0.182%	5,813	(255)	6,068	CITI
Wells Fargo & Co. (D41)	12/20/24	0.250%(Q)	6,522	0.293%	(499)	(255)	(244)	CITI
Yum! Brands, Inc. (D41)	12/20/24	0.250%(Q)	6,522	0.227%	3,249	(255)	3,504	CITI
					$(77,059,528)	$(3,913,889)	$(73,145,639)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.34.V3 (D01)	12/20/25	1.000%(Q)	89,240	$1,923,523	$790	$1,922,733	MSI
CDX.EM.34.V3 (D02)	12/20/25	1.000%(Q)	92,000	1,983,014	(11,317)	1,994,331	CITI
CDX.EM.34.V3 (D03)	12/20/25	1.000%(Q)	184,000	3,966,027	(22,634)	3,988,661	MSI
CDX.EM.34.V3 (D04)	12/20/25	1.000%(Q)	184,000	3,966,027	(22,634)	3,988,661	MSI
CDX.EM.36.V3 (D08)	12/20/26	1.000%(Q)	23,000	219,282	18,937	200,345	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.EM.36.V3 (D09)	12/20/26	1.000%(Q)	184,000	$1,754,256	$135,629	$1,618,627	CITI
CDX.EM.36.V3 (D10)	12/20/26	1.000%(Q)	92,000	877,128	78,911	798,217	MSI
CDX.EM.36.V3 (D11)	12/20/26	1.000%(Q)	460,000	4,385,641	616,495	3,769,146	BARC
CDX.EM.36.V3 (D12)	12/20/26	1.000%(Q)	92,000	877,128	98,840	778,288	MSI
CDX.EM.36.V3 (D13)	12/20/26	1.000%(Q)	92,000	877,128	(31,309)	908,437	MSI
CDX.EM.36.V3 (D14)	12/20/26	1.000%(Q)	184,000	1,754,257	16,281	1,737,976	MSI
CDX.EM.35.V3 (D15)	06/20/26	1.000%(Q)	69,000	463,858	18,467	445,391	BARC
CDX.EM.36.V3 (D16)	12/20/26	1.000%(Q)	13,800	131,569	(3,999)	135,568	BOA
CDX.EM.39.V1 (D17)	06/20/28	1.000%(Q)	100,000	2,523,907	52,975	2,470,932	MSI
CDX.EM.39.V1 (D18)	06/20/28	1.000%(Q)	100,000	2,523,907	52,975	2,470,932	MSI
CDX.EM.39.V1 (D19)	06/20/28	1.000%(Q)	100,000	2,523,907	52,975	2,470,932	BARC
CDX.EM.38.V1 (D20)	12/20/27	1.000%(Q)	100,000	2,076,531	55,329	2,021,202	MSI
CDX.EM.38.V1 (D21)	12/20/27	1.000%(Q)	100,000	2,076,532	74,299	2,002,233	BARC
CDX.EM.39.V1 (D22)	06/20/28	1.000%(Q)	50,000	1,261,953	27,828	1,234,125	BARC
CDX.EM.39.V1 (D23)	06/20/28	1.000%(Q)	100,000	2,523,907	55,657	2,468,250	MSI
CDX.EM.39.V1 (D24)	06/20/28	1.000%(Q)	100,000	2,523,907	61,030	2,462,877	MSI
CDX.EM.HY.40.V1 (D25)	12/20/28	1.000%(Q)	50,000	4,517,765	36,065	4,481,700	MSI
CDX.EM.39.V1 (D26)	06/20/28	1.000%(Q)	100,000	2,523,907	132,069	2,391,838	BARC
CDX.EM.39.V1 (D27)	06/20/28	1.000%(Q)	100,000	2,523,907	134,846	2,389,061	MSI
CDX.EM.HY.40.V1 (D28)	12/20/28	1.000%(Q)	65,000	5,873,094	87,912	5,785,182	BARC
CDX.EM.39.V1 (D29)	06/20/28	1.000%(Q)	35,000	883,367	47,196	836,171	BARC
CDX.EM.38.V1 (D30)	12/20/27	1.000%(Q)	100,000	2,076,531	(54,518)	2,131,049	MSI
CDX.EM.38.V1 (D31)	12/20/27	1.000%(Q)	100,000	2,076,532	(51,827)	2,128,359	MSI
CDX.EM.40.V1 (D32)	12/20/28	1.000%(Q)	100,000	3,386,103	(41,159)	3,427,262	BARC
CDX.EM.40.V1 (D33)	12/20/28	1.000%(Q)	50,000	1,693,051	(20,580)	1,713,631	GSI
CDX.EM.39.V1 (D34)	06/20/28	1.000%(Q)	50,000	1,261,953	(20,551)	1,282,504	BARC
CDX.Newport.0-5% (D35)^	12/20/24	0.250%(Q)	25,000	(5,869)	5,302	(11,171)	CITI
CDX.Newport.10-15% (D35)^	12/20/24	0.250%(Q)	25,000	98,201	5,302	92,899	CITI
CDX.Newport.15-100% (D35)^	12/20/24	0.250%(Q)	425,000	(856,532)	(339,968)	(516,564)	CITI
CDX.Newport.5-10% (D35)^	12/20/24	0.250%(Q)	25,000	(27,856)	5,302	(33,158)	CITI
CDX.Hilo.0-5% (D36)^	06/20/24	0.250%(Q)	25,000	758,020	3,038	754,982	CITI
CDX.Hilo.10-15% (D36)^	06/20/24	0.250%(Q)	12,500	(12,072)	1,519	(13,591)	CITI
CDX.Hilo.15-100% (D36)^	06/20/24	0.250%(Q)	425,000	(603,720)	51,649	(655,369)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.Hilo.5-10% (D36)^	06/20/24	0.250%(Q)	12,500	$(18,473)	$1,519	$(19,992)	CITI
CDX.Hilo.5-15% (D36)^	06/20/24	0.250%(Q)	25,000	(30,545)	3,038	(33,583)	CITI
CDX.Copenhagen.0-5% (D37)^	12/20/24	0.250%(Q)	25,000	1,321,854	5,302	1,316,552	CITI
CDX.Copenhagen.10-15% (D37)^	12/20/24	0.250%(Q)	25,000	3,104,188	5,302	3,098,886	CITI
CDX.Copenhagen.15-100% (D37)^	12/20/24	0.250%(Q)	425,000	(1,019,152)	90,125	(1,109,277)	CITI
CDX.Copenhagen.5-10% (D37)^	12/20/24	0.250%(Q)	25,000	(51,032)	5,302	(56,334)	CITI
CDX.Capetown.0-5% (D38)^	06/20/24	0.250%(Q)	25,000	885,074	3,038	882,036	CITI
CDX.Capetown.10-100% (D38)^	06/20/24	0.250%(Q)	450,000	(630,328)	54,688	(685,016)	CITI
CDX.Capetown.5-10% (D38)^	06/20/24	0.250%(Q)	25,000	(18,016)	3,038	(21,054)	CITI
CDX.New York.0-5% (D39)^	12/20/24	0.250%(Q)	30,000	1,913,371	1,175	1,912,196	CITI
CDX.New York.10-100% (D39)^	12/20/24	0.250%(Q)	540,000	(1,199,769)	21,149	(1,220,918)	CITI
CDX.New York.5-10% (D39)^	12/20/24	0.250%(Q)	30,000	23,385	1,175	22,210	CITI
CDX.Saltlake.0-5% (D40)^	06/20/24	0.250%(Q)	75,000	4,207,619	1,794	4,205,825	CITI
CDX.Saltlake.10-100% (D40)^	06/20/24	0.250%(Q)	1,350,000	(1,790,095)	(280,900)	(1,509,195)	CITI
CDX.Saltlake.5-10% (D40)^	06/20/24	0.250%(Q)	75,000	4,676	1,794	2,882	CITI
CDX.Zanzibar.0-5% (D41)^	12/20/24	0.250%(Q)	30,000	2,230,857	1,175	2,229,682	CITI
CDX.Zanzibar.10-100% (D41)^	12/20/24	0.250%(Q)	360,000	(822,610)	14,099	(836,709)	CITI
CDX.Zanzibar.15-100% (D41)^	12/20/24	0.250%(Q)	170,000	(391,924)	6,658	(398,582)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.Zanzibar.5-10% (D41)^	12/20/24	0.250%(Q)	20,000	$5,070	$783	$4,287	CITI
CDX.Zanzibar.5-15% (D41)^	12/20/24	0.250%(Q)	20,000	(16,846)	783	(17,629)	CITI
				$75,087,075	$1,248,159	$73,838,916

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.32.V4 (D05)	12/20/24	1.000%(Q)	42,500	0.575%	$208,223	$(7,298)	$215,521	MSI
CDX.EM.35.V3 (D06)	06/20/26	1.000%(Q)	36,800	1.354%	(247,392)	(34,444)	(212,948)	BOA
CDX.EM.35.V3 (D07)	06/20/26	1.000%(Q)	4,600	1.354%	(30,924)	(5,029)	(25,895)	BOA
					$(70,093)	$(46,771)	$(23,322)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D34). The Fund also bought/sold protection on a customized CDX Index and bought/sold protection on the corporate issuers which comprise the index. The upfront premium is attached to the index of the trade for the customized CDX package(s). Each swap is priced individually. The Index trades are divided into tranches differentiated by a percentage range representing the risk of default of the underlying issuers; individual tranches will be reduced according to corresponding aggregate rates of default. Individual packages in the tables above are denoted by the corresponding footnotes (D35 – D41).

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	02/14/24	0.500%(M)	486,861	*	$317,345	$(3,139)	$320,484	GSI
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		6,000	$399,493		$662,328		$(262,835)		BARC
Gazprom PAO	06/20/24	1.000%(Q)		5,000	332,911		535,088		(202,177)		HSBC
Gazprom PAO	12/20/24	1.000%(Q)		1,200	178,220		246,321		(68,101)		GSI
Gazprom PAO	06/20/27	1.000%(Q)		4,600	1,154,142		1,913,920		(759,778)		JPM
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		3,000	75,104		67,464		7,640		BARC
Petroleos Mexicanos	06/20/24	1.000%(Q)		17,000	34,059		154,030		(119,971)		CITI
Republic of Italy	12/20/27	1.000%(Q)	EUR	89,075	(2,194,345)		(2,614,582)		420,237		BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	40,000	(985,393)		(1,174,104)		188,711		BARC
United Mexican States	12/20/24	1.000%(Q)		31,000	(263,866)		(80,978)		(182,888)		BARC
United Mexican States	12/20/24	1.000%(Q)		26,000	(221,306)		(54,751)		(166,555)		BARC
United Mexican States	12/20/24	1.000%(Q)		6,250	(53,199)		9,328		(62,527)		CITI
United Mexican States	12/20/24	1.000%(Q)		5,745	(48,901)		7,161		(56,062)		CITI
United Mexican States	12/20/24	1.000%(Q)		4,000	(34,047)		(3,005)		(31,042)		CITI
					$(1,627,128)		$(331,780)		$(1,295,348)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	06/20/24	1.000%(Q)	47,780	0.339%	$178,478	$25,353	$153,125	GSI
Cemex	06/20/24	5.000%(Q)	13,400	1.611%	253,966	(17,472)	271,438	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
General Motors Co.	06/20/26	5.000%(Q)		14,920	0.668%	$1,553,044	$1,387,140	$165,904	GSI
Generalitat de Catalunya	12/20/25	1.000%(Q)		29,800	0.245%	444,944	(107,229)	552,173	DB
Government of Japan	06/20/28	1.000%(Q)		35,000	0.195%	1,183,274	1,071,265	112,009	CITI
Halliburton Co.	12/20/26	1.000%(Q)		27,820	0.317%	551,328	153,881	397,447	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		15,790	0.225%	65,887	23,485	42,402	GSI
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)		250,000	0.155%	106,494	32,505	73,989	BOA
Israel Electric Corp. Ltd.	06/20/24	1.000%(Q)	ILS	200,000	0.396%	193,102	42,117	150,985	DB
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		3,000	0.759%	9,867	6,824	3,043	BARC
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)		5,060	*	(120,204)	(229,897)	109,693	BOA
Petroleos Mexicanos	12/20/24	1.000%(Q)		31,000	2.336%	(320,700)	(275,089)	(45,611)	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)		26,000	2.336%	(268,975)	(240,245)	(28,730)	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)		6,250	2.336%	(64,657)	(105,583)	40,926	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)		5,745	2.336%	(59,433)	(95,922)	36,489	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)		4,000	2.336%	(41,381)	(48,423)	7,042	CITI
Petroleos Mexicanos	06/20/25	1.000%(Q)		7,000	3.199%	(194,995)	(148,960)	(46,035)	CITI
Petroleos Mexicanos	12/20/28	1.000%(Q)		10,000	5.401%	(1,703,974)	(854,982)	(848,992)	CITI
Republic of Hungary	06/20/24	1.000%(Q)		25,000	0.336%	93,646	59,478	34,168	CITI
Republic of Hungary	12/20/24	1.000%(Q)		15,000	0.487%	85,007	71,690	13,317	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	03/20/24	1.000%(Q)		50,000	0.105%	$119,782	$59,441	$60,341	BARC
Republic of Serbia	12/20/25	1.000%(Q)		5,700	0.843%	22,969	(3,130)	26,099	BNP
Simon Property Group LP	06/20/26	1.000%(Q)		68,920	0.433%	969,246	381,645	587,601	GSI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	30,600	0.234%	14,417	(64,132)	78,549	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	25,000	0.234%	11,779	(52,237)	64,016	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	8,000	0.234%	3,769	(14,907)	18,676	BARC
Verizon Communications, Inc.	06/20/26	1.000%(Q)		40,810	0.505%	506,615	408,136	98,479	GSI
						$3,593,295	$1,464,752	$2,128,543

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	1,440,000	$(28,072,631)	$(29,324,471)	$(1,251,840)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	409,959	3.607%	$22,256,902	$25,203,879	$2,946,977
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 5.188%	$269,446	$3,639,415	$3,369,969
GBP	280,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.188%	(13,420,212)	33,951,616	47,371,828
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 5.188%	(2,744,672)	8,374,782	11,119,454

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.188%	$(1,550,973)	$8,085,878	$9,636,851
	1,512,042	03/08/24	5.386%(T)	1 Day SOFR(2)(T)/ 5.320%	(533)	1,245,867	1,246,400
	1,168,017	03/09/24	5.488%(T)	1 Day SOFR(2)(T)/ 5.320%	—	2,130,144	2,130,144
	3,340,905	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.320%	—	5,352,038	5,352,038
	542,296	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.320%	—	723,968	723,968
	691,968	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.320%	—	3,157,538	3,157,538
	1,273,101	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.320%	—	3,819,448	3,819,448
	1,051,915	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(5,348,566)	(5,348,566)
	298,540	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	55,220	(5,331,975)	(5,387,195)
					$(17,391,724)	$59,800,153	$77,191,877

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 2.870%	DB	09/21/24	37,500	$787,277	$—	$787,277

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2024 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 4.880%	GSI	03/20/24	(137,556)	$(10,137,144)	$—	$(10,137,144)
Total Return Benchmark Bond Index(T)	1 Day USOIS -55bps(T)/ 4.780%	JPM	06/20/24	(37,459)	(981,555)	—	(981,555)
					$(10,331,422)	$—	$(10,331,422)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).